As filed with the Securities and Exchange Commission on April 29, 2008

Registration Nos. 333-01153; 811-07549

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         (X)

PRE-EFFECTIVE AMENDMENT NO.         ( )

POST-EFFECTIVE AMENDMENT NO.20       (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

                                                 COMPANY ACT OF 1940(X)

                 Amendment No. 40 (X)

(Check appropriate box or boxes)

VARIABLE ANNUITY-1 SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code:

(800) 537-2033

Raymond L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

James F. Jorden, Esq.

Jorden Burt LLP

1025 Thomas Jefferson Street, N.W., Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space)

Immediately upon filing pursuant to paragraph (b) of Rule 485.
X	On May 1, 2008, pursuant to paragraph (b) of Rule 485.
60 days after filing pursuant to paragraph (a)(1) of Rule 485.
On (date), pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

            Title of securities being registered: Flexible Premium Deferred Variable Annuity Contracts

Schwab Select Annuity®

A flexible premium deferred variable and fixed annuity contract

Issued by

Great-West Life & Annuity Insurance Company

Overview

This Prospectus describes the Schwab Select Annuity—a flexible premium deferred annuity contract (“Contract”) which allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. This Contract has not been offered for sale since April 30, 2007; however, you may make additional Contributions as permitted under your Contract. This Contract was previously issued either on a group basis or as individual contracts by Great-West Life & Annuity Insurance Company (“we, us, Great-West or GWL&A”). Both will be referred to as the “Contract” throughout this Prospectus.

This Prospectus presents important information you should review before purchasing the Schwab Select Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (“SAI”) dated May 1, 2008 (as may be amended from time to time), and filed with the Securities and Exchange Commission (“SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. The table of contents for the SAI may be found on page 43 of this Prospectus. You may obtain a copy without charge by contacting the Annuity Service Center---- at the above address or phone number. Or, you can obtain it by visiting the SEC’s Internet web site (http://www.sec.gov). This web site also contains material incorporated by reference and other information about us and other registrants that file electronically with the SEC.

How to Invest

When the Contract was available for sale, the minimum initial Contribution was:

•	$5,000
•	$2,000 if an Individual Retirement Account (“IRA”)
•	$1,000 if subsequent Contributions are made via Automatic Contribution Plan

The minimum subsequent Contribution is:

•	$500 per Contribution, or
•	$100 per Contribution if made via Automatic Contribution Plan

Allocating Your Money

When you contribute money to the Schwab Select Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account (the “Series Account”) which invest in the following Portfolios:

•	AIM V.I. International Growth Fund – Series I Shares
•	Alger American Growth Portfolio – Class O Shares
•	Alger American MidCap Growth Portfolio – Class O Shares
•	AllianceBernstein VPS Growth & Income Portfolio - Class A Shares
•	AllianceBernstein VPS Growth Portfolio - Class A Shares
•	AllianceBernstein VPS International Growth Portfolio – Class A Shares
•	AllianceBernstein VPS International Value Portfolio – Class A Shares
•	AllianceBernstein VPS Small/Mid Cap Value Portfolio – Class A Shares

The date of this Prospectus is May 1, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

•	American Century VP Balanced Fund – Original Class Shares
•	American Century VP Value Fund – Original Class Shares
•	Delaware VIP Growth Opportunities Series – Standard Class
•	Delaware VIP Small Cap Value Series – Standard Class
•	Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares
•	Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares
•	DWS Blue Chip VIP – Class A Shares
•	DWS Capital Growth VIP - Class A Shares
•	DWS Dreman High Return Equity VIP - Class A Shares
•	DWS Dreman Small Mid Cap Value VIP – Class A Shares (formerly DWS Dreman Small Cap Value VIP)
•	DWS Growth and Income VIP - Class A Shares
•	DWS Health Care VIP – Class A Shares
•	DWS Large Cap Value VIP - Class A Shares
•	DWS Small Cap Index Fund VIP - Class A Shares
•	Federated Fund for U.S. Government Securities II
•	Franklin Small Cap Value Securities Fund – Class II
•	Janus Aspen Series Balanced Portfolio – Service Shares[1]
•	Janus Aspen Series Flexible Bond Portfolio – Service Shares[1]
•	Janus Aspen Series Growth and Income Portfolio – Service Shares[1]
•	Janus Aspen Series International Growth Portfolio – Service Shares [1]
•	LVIP Baron Growth Opportunities Fund – Service Class
•	MFS VIT Utility Series – Service Class*
•	NVIT Mid Cap Index Fund – Class II
•	Neuberger Berman AMT Regency Portfolio – Class S Shares
•	Oppenheimer Global Securities Fund/VA
•	PIMCO VIT High Yield Portfolio – Administrative Class Shares
•	PIMCO VIT Low Duration Portfolio – Administrative Class Shares
•	PIMCO VIT Total Return Portfolio – Administrative Class Shares
•	Pioneer Fund VCT Portfolio – Class I Shares
•	Pioneer Growth Opportunities VCT Portfolio – Class I Shares
•	Pioneer Mid Cap Value VCT Portfolio Class II Shares
•	Pioneer Small Cap Value VCT Portfolio – Class I Shares
•	Prudential Series Fund Equity Portfolio Class II
•	Schwab MarketTrack Growth Portfolio II™
•	Schwab Money Market Portfolio™
•	Schwab S&P 500 Index Portfolio
•	Seligman Communication & Information Portfolio – Class 2 Shares*

_________________________

1  As of May 1, 2007, Owners may only invest in the Service Class Sub-Accounts of Janus Portfolios. The Institutional Class Sub-Accounts were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers) effective May 1, 2007. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Institutional Class does not.

No person is authorized by Great-West to give information or to make any representation, other than those contained in this Prospectus, in connection with the Contracts contained in this Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.

May 1, 2008

•	Third Avenue Value Portfolio – Variable Series Trust Shares

No person is authorized by Great-West to give information or to make any representation, other than those contained in this Prospectus, in connection with the Contracts contained in this Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.

May 1, 2008

•	Universal Institutional Funds U.S. Real Estate Portfolio - Class I Shares
•	Van Kampen LIT Comstock - Class I Shares
•	Van Kampen LIT Growth & Income - Class I Shares
•	Wells Fargo Advantage VT Opportunity Fund – Class VT Shares
*	New Portfolios available as of May 1, 2008

Effective May 1, 2008, the Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	AIM V.I. Technology Fund – Series I Shares
•	AllianceBernstein VPS Utility Income Portfolio – Class A Shares

Effective May 1, 2007, the Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	Janus Aspen Series Balanced Portfolio – Institutional Shares
•	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
•	Janus Aspen Series Growth and Income Portfolio – Institutional Shares
•	Janus Aspen Series International Growth Portfolio - Institutional Shares

Effective May 1, 2006, the Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	AIM V.I. Core Equity Fund – Series I Shares
•	American Century VP International Fund – Original Class Shares
•	Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares
•	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares

Effective April 29, 2005, the Sub-Accounts investing in these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

•	AIM V.I. High Yield Fund – Series I Shares
•	Dreyfus Variable Investment Fund Developing Leaders Portfolio – Initial Shares
•	Federated American Leaders Fund II - Primary Shares
•	Federated Capital Income Fund II
•	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
•	Wells Fargo Advantage VT Small/Mid Cap Value Fund – Class VT Shares (formerly Wells Fargo Advantage VT Multi Cap Value Fund)

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

The Guarantee Period Fund is no longer offered as an investment option under the Contract. Therefore, you may no longer allocate any additional contributions to the Guarantee Period Fund. Money already allocated to the Guarantee Period Fund may remain until the Maturity Date of the Guarantee Period that you selected. The Guarantee Period Fund allowed you to select one or more Guarantee Periods that offer specific interest rates for a specific period. Please note that the Guarantee Period Fund may not be available in all states.

However, your Guarantee Period Fund may be subject to a new Market Value Adjustment which may increase (but not decrease) the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date.

Sales and Surrender Charges

There are no sales, redemption, surrender, or withdrawal charges under the Schwab Select Annuity.

Free Look Period

After you received your Contract, you could look it over free of obligation for at least 10 days or longer if required by your state law (up to 35 days for replacement policies), during which you could cancel your Contract.

Payout Options

The Schwab Select Annuity offers a variety of annuity payout and periodic withdrawal options. Depending on the option you select, income can be guaranteed for your lifetime, your spouse’s and/or Beneficiaries’ lifetime or for a specified period of time.

The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

For account information, please contact:

Annuity Service Center

P.O. Box 173920

Denver, Colorado 80217-3920

800-838-0650

Table of Contents
Definitions	6
Variable Annuity Fee Tables	9
Example	10
Condensed Financial Information	11
Summary	11
How to contact Schwab Insurance Services	11
Great-West Life & Annuity Insurance Company	12
The Series Account	12
The Portfolios	13
Meeting Investment Objectives	21
Where to Find More Information About the Portfolios	21
Addition, Deletion or Substitution	21
The Guarantee Period Fund	22
Investments of the Guarantee Period Fund	22
Breaking a Guarantee Period	23
Interest Rates	23
Market Value Adjustment	23
Subsequent Contributions	24
Annuity Account Value	24
Transfers	25
Market Timing and Excessive Trading	26
Automatic Custom Transfers	26
Withdrawals	29
Partial Withdrawals to Pay Investment Manager or Financial Advisor Fees	29
Tax Consequences of Withdrawals	29
Telephone and Internet Transactions	30
Death Benefit	30
Proportional Withdrawals (Oregon only)	30
Beneficiary	31
Distribution of Death Benefit	32
Contingent Annuitant	32
Charges and Deductions	32
Mortality and Expense Risk Charge	33
Contract Maintenance Charge	33
Transfer Fees	33
Expenses of the Portfolios	33
Premium Tax	34
Other Taxes	34
Payout Options	34
Periodic Withdrawals	34
Annuity Payouts	35
Seek Tax Advice	37
Federal Tax Matters	37
Taxation of Annuities	37
Individual Retirement Annuities	40
Assignments or Pledges	41
Distribution of the Contracts	41
Voting Rights	41
Rights Reserved by Great-West	42
Legal Proceedings	42
Legal Matters	42
Independent Registered Public Accounting Firm	42
Available Information	43
Appendix A—Condensed Financial Information	A-1
Appendix B—Market Value Adjustments	B-1
Appendix C—Net Investment Factor	C-1

Definitions

1035 Exchange—A provision of the Internal Revenue Code of 1986, as amended (the “Code”) that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period—The time period between the Effective Date and the Annuity Commencement Date. During this period, you’re contributing to the annuity.

Accumulation Unit—The unit of measure that we use to calculate the value of your interest in a Sub-Account.

Annuitant—The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the Primary Annuitant.

Annuity Account—An account established by us in your name that reflects all account activity under your Contract.

Schwab Select Annuity Structure

Your total Annuity Account can be made up of a Variable and a Fixed Account

______________________________________________________________________________________

Annuity Account Value—The sum of all the investment options credited to your Annuity Account—less partial withdrawals, amounts applied to an annuity payout option, periodic withdrawals, charges deducted under the Contract, and Premium Tax, if any.

Annuity Commencement Date—The date annuity payouts begin.

Annuity Individual Retirement Account (or Annuity IRA)—An annuity contract used in a retirement savings program that is intended to satisfy the requirements of Section 408 of the Code.

Annuity Payout Period—The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit—An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Contribution Plan—A feature which allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary—The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant—The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contract Maintenance Charge—For Contracts with an Annuity Account Value of less than $50,000 on the applicable Contract anniversary date, an annual charge of $25 applies. Also, if your Annuity Account Value falls below $50,000, the

Contract Maintenance Charge will apply until the next applicable Contract anniversary date that your Annuity Account Value is equal to or greater than $50,000.

Contributions—The amount of money you invest or deposit into your annuity.

Death Benefit—The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period—The period starting with your Payout Commencement Date.

Effective Date—The date on which the first Contribution is credited to your Annuity Account.

Fixed Account Value—The value of the fixed investment option credited to you under the Annuity Account.

Guarantee Period—The number of years available in the Guarantee Period Fund during which Great-West will credit a stated rate of interest. Great-West has discontinued offering a period for new Contributions. Amounts allocated to one or more guaranteed periods may be subject to a Market Value Adjustment.

Guarantee Period Fund—A fixed investment option which pays a stated rate of interest for a specified time period. The Guaranteed Period Fund is no longer offered as an investment option.

Guarantee Period Maturity Date—The last day of any Guarantee Period.

Guaranteed Interest Rate—The minimum annual interest rate in effect that applies to each Guarantee Period at the time the Contribution is made.

Market Value Adjustment (or MVA)—An amount added to certain transactions involving the Guarantee Period Fund to reflect the impact of changing interest rates. A Market Value Adjustment may increase (but not decrease) the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date.

Non-Qualified Annuity Contract—An annuity contract funded with money outside a tax qualified retirement plan.

Owner (Joint Owner) or You—The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased in connection with an IRA, the Owner and the Annuitant must be the same individual and a Joint Owner is not allowed.

Payout Commencement Date—The date on which annuity payouts or periodic withdrawals begin under a payout option. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not indicate a Payout Commencement Date on your application, annuity payouts will begin on the first day of the month of the Annuitant's 91st birthday.

Portfolio—A registered management investment company, or portfolio thereof, in which the assets of the Annuity Account may be invested.

Premium Tax—A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be assessed at the time you make a Contribution, make withdrawals, or when annuity payments begin.

Primary Annuitant—See Annuitant, above; if a Contingent Annuitant is named in the application, the Primary Annuitant receives payments based on the applicable payout option during his/her lifetime and payments continue, after the death of the Primary Annuitant, for the life of the surviving Contingent Annuitant.

Proportional Withdrawals—(effective for Contracts issued after April 30, 2004 in Oregon only); a partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit.

Request—Any written, telephoned, or computerized instruction in a form satisfactory to Great-West and Charles Schwab & Co., Inc. (“Schwab”) received at the Annuity Service Center at Great-West (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract.

Series Account—Variable Annuity-1 Series Account; the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).

Sub-Account—A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio. Sub-Account may be also referred to as “investment division” in the Prospectus, SAI, or Series Account financial statements.

Surrender Value—The value of your Annuity Account with any applicable Market Value Adjustment on the effective date of the surrender, less Premium Tax, if any.

Transaction Date—The date on which any Contribution, Transfer, or other Request from you will be processed. Contributions and Requests received after 4:00 p.m. Eastern Time will be priced on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange (“NYSE”) is open for trading.

Transfer—Moving money from and between the Sub-Account(s) and the Guarantee Period Fund.

Variable Account Value—The value of the Sub-Accounts credited to you under the Annuity Account.

VARIABLE ANNUITY FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases:	None

(as a percentage of purchase payments)

Surrender Charge:	None

(as a percentage of purchase payments)

Maximum Transfer Charge:	$10*

*Applicable to each Transfer after the first twelve Transfers in each calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge	$25*

*The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date. If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until the next applicable Contract anniversary date that your Annuity Account Value is equal to or greater than $50,000.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Series Account Annual Expenses

(as a percentage of average Annuity Account Value)

Mortality and Expense Risk Charge:	0.85%

Account Fees and Expenses:	None

Total Series Account Annual Expenses:	0.85%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum

(Expenses that are deducted from Portfolio assets,

including management fees, distribution and/or

service (12b-1) fees, and other expenses)	0.26%	1.69%2

THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

_________________________

2  The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolio's prospectus.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Series Account annual expenses, and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period, would be:

1 year	3 years	5 years	10 years
$264	$852	$1,528	$3,666

The example does not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) are deducted from Annuity Account Value upon full surrender, death, or annuitization. The example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The Variable Annuity Fee Tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Charges and Deductions" on page 32 of this Prospectus. Owners who purchase the variable annuity described in this Prospectus may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the variable annuity contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is derived from various financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the SAI.

Summary

The Schwab Select Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts) and a fixed investment option (the Guarantee Period Fund). The performance of your Annuity Account will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Variable Account Value could be less than the total amount of your Contributions.

Further, the Guarantee Period Fund may be subject to a Market Value Adjustment which may increase (but not decrease) the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date.

The Schwab Select Annuity is no longer available for purchase, although we continue to accept additional Contributions under the Contract. No additional Contributions may be made to the Guarantee Period Fund.

Tax deferral under IRAs arises under the Code. Tax deferral under non-qualified contracts arises under the Contract.

How to contact Schwab Insurance Services:

Schwab Insurance Services

P.O. Box 7666

San Francisco, CA 94120-9639

Attention: Insurance & Annuities Department

800-838-0649

______________________________________________________________________________________

Your initial Contribution was required to be at least $5,000; $2,000 if an IRA, or $1,000 if you were setting up an Automatic Contribution Plan. Subsequent Contributions must be either $500, or $100 if made through an Automatic Contribution Plan. The money you contribute to the Contract will be invested at your direction. Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals may be subject to federal income tax as well as a federal penalty tax.

When you’re ready to start taking money out of your Contract, you can select from a variety of payout options, including variable and fixed annuity payouts as well as periodic withdrawals.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section on page 30.

For accounts under $50,000 as of each Contract anniversary date, we deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each such Contract anniversary date. There is no annual Contract Maintenance Charge for accounts of $50,000 or more. We also deduct a mortality and expense risk charge from your Sub-Accounts at the end of each daily valuation period equal to an effective annual rate of 0.85% of the value of the net assets in your Sub-Accounts. Each Portfolio assesses a charge for management fees and other expenses.

This summary highlights some of the more significant aspects of the Schwab Select Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the State of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to

Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we redomesticated under the laws of the State of Colorado.

Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam. We issue individual and group life insurance policies and annuity contracts and accident and health insurance policies.

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

______________________________________________________________________________________

The Series Account

We established the Variable Annuity-1 Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. These assets may not be charged with our liabilities from our other business. Our obligations under the contracts are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into 66 Sub-Accounts, 50 of which are currently available under the Contract and 16 of which are no longer available for new Contributions of incoming Transfers.. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new, or delete existing, Sub-Accounts. The income, gains, or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains, or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios

The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the “Portfolio Prospectuses”). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by request.

Each Portfolio:

•	holds its assets separate from the assets of the other Portfolios,

•	has its own distinct investment objective and policy, and
•	operates as a separate investment fund.

The income, gains, and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The Portfolios are used for “mixed” and “shared” funding. “Mixed funding” occurs when shares of a Portfolio, which the Sub-Accounts buy for the Contract, are bought for variable life insurance policies issued by us or other insurance companies. “Shared funding” occurs when shares of a Portfolio, which the Sub-Accounts buy for the Contract, are also bought by other insurance companies for their variable annuity contract.

Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

AIM Variable Insurance Fund Trust—advised by Invesco Aim Advisors, Inc., Houston, Texas, and sub-advised by advisory entities affiliated with Invesco Aim Advisors, Inc.

AIM V.I. Core Equity Fund – Series I Shares seeks growth of capital. The Portfolio normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the Portfolio managers believe have the potential for above-average growth in earnings. The Portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. In complying with this 80% investment requirement, the Portfolio’s investments may include synthetic instruments which have economic characteristics similar to the Portfolio’s direct investments, and may include warrants, futures, options, exchange-traded funds and American Depository Receipts. The Portfolio may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AIM V.I. High Yield Fund – Series I Shares seeks to achieve a high level of current income. The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets, in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities. These types of securities are commonly known as ‘‘junk bonds.’’ The fund will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers. The Portfolio may invest up to 25% of its total assets in foreign securities. The Portfolio may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Portfolio may invest up to 15% of its total assets in securities of companies located in developing countries. The fund’s investments in the types of securities described in this prospectus varies from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AIM V.I. International Growth Fund – Series I Shares The Portfolio’s investment objective is long-term growth of capital. The Portfolio seeks to meet its objective by investing in a diversified portfolio of international equity securities. The Portfolio focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Portfolio will normally invest in securities of companies in the developed countries of Western Europe and the Pacific Basin. The Portfolio may invest no more than 20% of its total assets in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles.

AIM V.I. Technology Fund – Series I Shares investment objective is capital growth. The Portfolio seek to meet its objective by investing ,normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in technology-related industries. The Portfolio considers a company to be doing business in technology-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the portfolio manager determines that its primary business is within technology-related industries. The principal type of equity securities purchased by the Portfolio is common stocks. Companies in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment, as well as services and service-related companies in information technology.

Effective May 1, 2008, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

The Alger American Fund—advised by Fred Alger Management, Inc. of New York, New York.

Alger American LargeCap Growth Portfolio – Class O Shares seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources, and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.

Alger American MidCap Growth Portfolio – Class O Shares seeks long-term capital appreciation. It focuses on midsized companies that the manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies in the Russell MidCap® Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks.

Alliance Variable Products Series Fund, Inc.—advised by AllianceBernstein L.P., New York, New York.

AllianceBernstein VPS Growth & Income Portfolio - Class A Shares seeks to provide long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that AllianceBernstein believes are undervalued. AllianceBernstein believes that, over time, a company’s stock price will come to reflect its intrinsic economic value. AllianceBernstein uses a disciplined investment process to evaluate the companies in its extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry. The Portfolio also invests in the high-quality securities of non-U.S. issuers.

AllianceBernstein VPS Growth Portfolio - Class A Shares seeks to provide long-term growth of capital. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed market expectations over time. The Portfolio emphasizes investments in large- and mid-cap companies. The Portfolio has the flexibility to invest across the capitalization spectrum reflecting the Advisor’s internal research.

AllianceBernstein VPS International Growth Portfolio - Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio consists of approximately 100-130 stocks. The Portfolio invests, under normal circumstances, in the equity securities of companies based in at least three countries (and normally substantially more) other than the United States. The Portfolio’s investments include investments in securities of companies that are established as a result of privatizations of state enterprises.

AllianceBernstein VPS International Value Portfolio - Class A Shares seeks long-term growth of capital. The Portfolio will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging-market countries. The Portfolio normally invests in companies in at least three countries other than the United States. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging-market countries worldwide. The Portfolio invests in companies that are determined by the Advisor’s Bernstein unit to be undervalued, using a fundamental value approach. In selecting securities for the portfolio, Bernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of small-to mid-cap U.S. companies, generally representing 60-110 companies. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities. The Portfolio invests in companies that are determined by AllianceBernstein to be undervalued, using its Bernstein unit’s fundamental value approach. In selecting securities for the portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market prices of their securities.

AllianceBernstein VPS Utility Income Portfolio - Class A Shares seeks current income and long-term growth of capital. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities of companies in the utilities industry. The Portfolio invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Portfolio may invest in both U.S. and non-U.S. utility companies, although the Portfolio will limit its investments in issuers in any one non-U.S. country to no more than 15% of its total assets. The Portfolio invests at least 65% of its net assets in income-producing securities, but there is otherwise no limit on the allocation of the Portfolio’s investments between equity securities and fixed-income securities. The portfolio may maintain up to 35% of its net assets in lower-rated securities.

Effective May 1, 2008, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

American Century Variable Portfolios, Inc.—advised by American Century® Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund - Original Class Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP InternationalFund– Original Class Shares seeks long-term capital growth by investing primarily in equity securities of foreign companies. The Portfolio invests primarily in securities of issuers in developed countries. International investing involves special risks including currency fluctuation and political instability. American Century Global Investment Management, Inc. is the adviser for the Portfolio.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

American Century VP Value Fund - Original Class Shares seeks long-term capital growth. Income is a secondary objective. The Portfolio managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Delaware VIP Trust—The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc.

Delaware VIP Growth Opportunities Series – Standard Class seeks long-term capital appreciation by investing primarily in common stocks of medium-sized companies. The Portfolio’s investment advisors consider medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap® Growth Index at the time of the Portfolio’s investment. The Portfolio may also invest in securities that are convertible into common stocks. In selecting stocks for the Portfolio, the investment advisors typically look for companies that have established themselves within their industry, but still have growth potential.

Delaware VIP Small Cap Value Series – Standard Class seeks capital appreciation by investing under normal circumstances, at least 80% of the Portfolio’s net assets will be in investments of small-capitalization companies. For the purposes of this Portfolio, small-capitalization companies are companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. Among other factors, the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company, which might suggest a more favorable outlook going forward, are investment considerations for the Portfolio.

Dreyfus Investment Portfolios–advised by The Dreyfus Corporation of New York, New York.

Dreyfus Investment Portfolios MidCap Stock Portfolio - Initial Shares seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The Portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.

Dreyfus Variable Investment Fund—advised by The Dreyfus Corporation of New York, New York.

Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares seeks long-term capital growth consistent with the preservation of capital; current income is its secondary goal. To pursue these goals, the Portfolio invests at least 80% of its assets in common stocks. The Portfolio focuses on “blue-chip” companies with total market values of more than $5 billion at the time of purchase including multinational companies. Fayez Sarofim & Co. is the sub-adviser to this Portfolio and, as such, provides day-to-day management.

Dreyfus Variable Investment Fund Developing Leaders Portfolio - Initial Shares seeks capital growth. To pursue this goal, the Portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: those characterized by new or innovative products, services, or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Portfolio primarily invests small companies with total market capitalizations of less than $2 billion at the time of purchase.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the Portfolio seeks to invest in stocks of domestic and foreign issuers.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Variable Series I—advised by Deutsche Investment Management Americas Inc. of New York, New York.

DWS Capital Growth VIP - Class A Shares seeks provide long-term growth of capital. The Portfolio normally invests at least 65% of its total assets in common stock of U.S. companies. Although the Portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) or the Russell 1000 Growth Index. In choosing stocks, the Portfolio managers look for individual companies that havethe potential to display above-average earnings growth compared to other growth companies and that have strong product lines, effective management and leadership positions within core markets.

DWS Growth and Income VIP– Class A Shares seeks long-term growth of capital, current income and growth of income. The Portfolio invests at least 65% of its total assets in equities, mainly common stocks. Although the Portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The managers may favor securities from different industries and companies at different times.

DWS Health Care VIP - Class A Shares under normal circumstances, the Portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector.

DWS Variable Series II—advisedby Deutsche Investment Management Americas Inc. of New York, New York.

DWS Blue Chip VIP - Class A Shares seeks growth of capital and income. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the Portfolio managers consider to be “blue chip” companies. Blue chip companies are large, well-known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industry and strong management.

DWS Dreman High Return Equity VIP - Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The Portfolio focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers believe are undervalued. Sub-advised by Dreman Value Management LLC.

DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP)- Class A Shares seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size U.S. companies. Sub-advised by Dreman Value Management LLC.

DWS Large Cap Value VIP - Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that the Portfolio managers believe are undervalued. Sub-advised by Deutsche Asset Management International GmbH.

DWS Investments VIT Funds—advised by Deutsche Asset Management, Inc. of New York, New York.

DWS Small Cap Index VIP - Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies. Under normal circumstances, the Portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000® Index and in derivative instruments, such as stock index futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000® Index. Sub-advised by Northern Trust Investments, N.A.

Federated Insurance Series

Federated American Leaders Fund II – Primary Shares seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective. The Portfolio pursues its investment objective using the value style of investing to select primarily equity securities of large capitalization companies that are in the top 50% of their industry in terms of revenues, are characterized by sound management and have the ability to finance expected growth. Large capitalization companies are defined as those with market capitalizations similar to companies in the Standard & Poor’s 500 Citigroup Value Index, which as of February 28, 2007 was in excess of $4 billion. Advised by Federated Equity Management Company of Pennsylvania.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Federated Fund for U.S. Government Securities II seeks to provide current income. The Portfolio’s overall strategy is to invest in a portfolio consisting primarily of United States Treasury securities, United States government agency securities (including mortgage-backed securities issued or guaranteed by United States government agencies or instrumentalities), investment- grade non-governmental mortgage-backed securities and related derivative contracts. Advised by Federated Investment Management Company of Pennsylvania.

Federated Capital Income Fund II seeks to provide high current income and moderate capital appreciation. The Portfolio pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential. The Portfolio’s investment adviser’s process for selecting equity investments attempts to identify mature, mid- to large-cap companies with high relative dividend yields that are likely to maintain or increase their dividends. The investment adviser selects fixed-income investments that offer high current yields. Advised by Federated Equity Management Company of Pennsylvania.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Franklin Templeton Variable Insurance Products Trust—advised by Franklin Advisory Services, LLC, Fort Lee, New Jersey.

Franklin Small Cap Value Securities Fund – Class II Shares seeks long-term total return. The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities.

Janus Aspen Series—advised by Janus Capital Management LLC of Denver, Colorado.

Janus Aspen Series Balanced Portfolio - Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

Effective May 1, 2007, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Flexible Bond Portfolio – Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-

weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Large Cap Growth Portfolio– Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000® Index at the time of purchase.

Effective May 1, 2006, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Growth and Income Portfolio - Institutional Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the Portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the Portfolio manager believes they have potential for increasing or commencing dividend payments. The Portfolio is not designed for investors who need consistent income, and the Portfolio’s investment strategies could result in significant fluctuations of income.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series International Growth Portfolio – Institutional Shares seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

Effective May 1, 2007, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Worldwide Growth Portfolio– Institutional Sharesseeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Balanced Portfolio – Service Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

Janus Aspen Series Flexible Bond Portfolio – Service Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its assets, in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets . This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

Janus Aspen Series Growth and Income Portfolio - Service Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the Portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the Portfolio manager believes they have potential for increasing or commencing dividend payments. The Portfolio is not designed for investors who need consistent income, and the Portfolio’s investment strategies could result in significant fluctuations of income.

Janus Aspen Series International Growth Portfolio – Service Shares seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

Lincoln Variable Insurance Products Trust–advised by Lincoln Investment Advisors Corporation of Fort Wayne, Indiana, and sub-advised by BAMCO, Inc. of New York, New York.

LVIP Baron Growth Opportunities Fund – Service Class seeks capital appreciation through long-term investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

MFS Variable Insurance Trust—advised by Massachusetts Financial Services Company of Boston, Massachusetts.

MFS VIT Utility Series–Service Class seek total return. The Portfolio’s objective may be changed without shareholder approval. MFS normally invests at least 80% of the Portfolio’s net assets in securities of issuers in the utilities industry. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion (i.e., at least 50%) of the company’s assets or revenues are derived from one or more utilities. Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and issuers engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). MFS primarily invests the Portfolio’s assets in equity securities, but may also invest in debt instruments. MFS primarily invests the Portfolio’s investments in debt instruments in investment grade debt instruments, but may also invest in lower quality debt instruments. MFS may invest the Portfolio’s assets in companies of any size. MFS may invest the Portfolio’s assets in U.S. and foreign securities, including emerging market securities. MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments. MFS uses a bottom-up investment approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered. MFS may engage in active and frequent trading in pursuing the Portfolio's principal investment strategies. In response to market, economic, political, or other conditions, MFS may depart from the Portfolio’s principal investment strategies by temporarily investing for defensive purposes.

Nationwide Variable Insurance Trust—advised by Nationwide Fund Advisors, and sub-advised by BlackRock Investment Management, LLC of Plainsboro, New Jersey.

NVIT Mid Cap Index Fund - Class II seeks capital appreciation. Under normal conditions, the Portfolio invests at least 80% of the value of its net assets in a statistically selected sample of equity securitiesof companies included in the S&P 400® and in derivativeinstruments linked to the S&P 400®, primarily futures contracts.

Neuberger Berman Advisers Management Trust—advised by Neuberger Berman Management, Inc. of New York, New York.

Neuberger Berman AMT Regency Portfolio - Class S Shares seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The Portfolio seeks to reduce risk by diversifying among many companies, industries and sectors.

Oppenheimer Variable Account Funds–advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA seeks long term capital appreciation. Under normal market conditions, the Portfolio invests mainly in common stocks of U.S. and foreign companies. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western Europe countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies. The Portfolio is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Portfolio normally will invest in at least three countries (one of which may be the United States). Typically, the Portfolio invests in a number of different countries.

PIMCO Variable Insurance Trust—advised by Pacific Investment Management Company LLC of Newport Beach, California.

PIMCO VIT High Yield Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Portfolio normally varies within a two- to six-year time frame based on PIMCO’s forecast for interest rates. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will limit its exposure to foreign currency (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO VIT Low Duration Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT Total Return Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three-to six-year frame based on PIMCO’s forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Pioneer Investments, Inc.—advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.

Pioneer Fund VCT Portfolio – Class I Shares seeks reasonable income and capital growth. The Portfolio invests in a broad range of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio’s investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), depositary receipts, warrants, rights and preferred stocks.

Pioneer Growth Opportunities VCT Portfolio – Class I Shares seeks growth of capital. To achieve its objective, under normal circumstances the Portfolio invests most of its assets in equity securities of companies the adviser considers to be reasonably priced or undervalued, with above average growth potential. For purposes of the Portfolio’s investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, equity interests in real estate investment trusts (REITs), warrants, rights and preferred stocks.

Pioneer Mid Cap Value VCT Portfolio – Class II Shares seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the Portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-sized companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Valur Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month and are not less than the smallest company within the index. The size of the companies in the index changes with market conditions and the composition of the index. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trust (REITs), warrants and rights.

Pioneer Small Cap Value VCT Portfolio– Class I Sharesseeks capital growth by investing in a diversified portfolio of securities, consisting primarily of common stocks. To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of small companies with total market capitalization at the time of investment of less than $1.5 billion. Small companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index as measured at the end of the preceding month. The size of the companies in the index changes with market conditions and the composition of the index. Pioneer monitors the Portfolio so that, under normal circumstances, the capitalization range of the Portfolio is consistent with the inclusion of the Portfolio in the Lipper Small-Cap category. For purposes of the Portfolio’s investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

Prudential Series Fund, Inc.—managed by Prudential Investments LLC of Newark, New Jersey and sub-advised by Jennison Associates, LLC of New York, NY and Salomon Brothers Asset Management of New York, NY.

Prudential Series Fund Equity Portfolio Class II seeks long-term growth of capital by investing in the common stock of major established companies (companies with over $5 billion in market capitalizations) as well as smaller companies.

Schwab Annuity Portfolios—advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio II™seeks to provide high capital growth with less volatility than an all stock portfolio.

Schwab Money Market Portfolio™seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Index Portfolio seeks to track the price and dividend performance (total return) of stocks of U.S. companies, as represented in the Standard & Poor’s Composite Stock Price Index(the S&P 500®).

Seligman Communications and Information Fund–Class 2 Shares seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information, and related industries. The Portfolio may invest in companies of any size.

Third Avenue Variable Series Trust—advised by Third Avenue Management LLC of New York, New York.

Third Avenue Value Portfolio – Variable Series Trust Sharesseeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high-yield securities) that the adviser believes are undervalued. Acquisitions of these senior securities and debt instruments will generally be limited to those providing: (1) protection against the issuer taking certain actions which could reduce the value of the security; and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Portfolio invests in companies regardless of market capitalization, although it frequently finds value in companies with a smaller capitalization. It also invests in both domestic and foreign securities. The mix of the Portfolio’s investments at any time will depend on the industries and types of securities the adviser believes hold the most value within the Portfolio’s investment strategy.

The Universal Institutional Funds, Inc.—advised by Morgan Stanley Investment Management Inc. (“MSIM”) of New York, New York. MSIM does business in certain instances as “Van Kampen.”

Universal Institutional Funds Inc., U.S. Real Estate Portfolio – Class I Sharesseeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies engaged in the U.S. real estate industry, including real estate investment trusts.

Van Kampen Life Investment Trust—advised by Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments, Inc.

Van Kampen LIT Comstock - Class I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Van Kampen LIT Growth and Income - Class I Shares seeks long-term growth of capital and income.

Wells Fargo Advantage Funds—advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company, located in San Francisco, California.

Wells Fargo Advantage VT Small/Mid Cap Value Fund – Class VT Shares (formerly Wells Fargo Advantage VT Multi Cap Value Fund) seeks capital appreciation. The Portfolio invests principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500 TM Index was $83.0 million to $6.3 billion, as of June 30, 2006, and is expected to change frequently. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. We may also invest in equity securities of foreign issuers, including ADRs and similar investments.

Effective April 29, 2005, the Sub-Account investing in this Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Wells Fargo Advantage VT Opportunity Fund - Class VT Shares seeks long-term capital appreciation. The Portfolio invests principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell MidCap® Index. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained without charge from the Schwab Insurance Center. You may also visit www.Schwab.com/annuities .

The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments.

Great-West and GWFS Equities, Inc. (“GWFS”), the principal underwriter and distributor of the Contracts, reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. If a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the eliminated Sub-Account.

The Guarantee Period Fund

The Guarantee Period Fund is no longer offered as an investment option under the Contract. As a result, new Contributions and Transfers into the Guarantee Period Fund are no longer accepted.

The Guarantee Period Fund is not part of the Series Account. Amounts previously allocated to the Guarantee Period Fund were deposited to, and accounted for, in a non-unitized market value separate account. As a result, you do not participate in the performance of the assets through unit values.

Consequently, these assets accrue solely to the benefit of Great-West and any gain or loss in the non-unitized market value separate account is borne entirely by Great-West. You will receive the Contract guarantees made by Great-West for amounts you contribute to the Guarantee Period Fund.

In addition, a new Market Value Adjustment (“MVA”) for existing Guarantee Periods in the Guarantee Period Fund is available in all states. Your Contract has been amended by an endorsement to contractually waive any negative MVA on existing Guarantee Periods. Prior to the endorsement, your Contract was subject to a negative MVA, which may have resulted in an effective interest rate lower than the Guaranteed Interest Rate and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made. The purpose of the endorsement is to enhance the MVA formula (described below) for your Contract by eliminating any downward MVA that might be applied to withdrawals and transfers out of an existing Guarantee Period. Thus, regardless of any changes in interest rates, if you withdraw money from an existing Guarantee Period before it expires, we will not impose an MVA that would reduce your surrender value. However, we will continue to apply any positive MVA that would increase your surrender value.

The new MVA will automatically apply to any amounts you currently have allocated to the current Guarantee Period Fund. Other than the new MVA formula, the terms and conditions of the Guarantee Period Fund remained unchanged. The new MVA is described in more detail, below.

If you provided us with standing instructions relating to premium payment allocations or automatic custom transfers, including systematic transfers as part of a dollar cost averaging strategy or Rebalancer transfers as part of an asset allocation plan, you need provide alternative allocation instructions if your instructions include the Guaranteed Period Fund. If you have not provided alternative allocation instructions, amounts that otherwise would have been allocated to the Guaranteed Period Fund in accordance with your standing instructions will instead be allocated to the Schwab Money Market Sub-Account.

Investments of the Guarantee Period Fund

We use various techniques to invest in assets that have similar characteristics to our general account assets—especially cash flow patterns. We will primarily invest in investment-grade fixed income securities including:

•	Securities issued by the U.S. Government or its agencies or instrumentalities, which may or may not be guaranteed by the U.S. Government.
•

Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service.

•

Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations—although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms—are deemed by us to have an investment quality comparable to securities which may be purchased as stated above.

•

Commercial paper, cash, or cash equivalents and other short-term investments having a maturity of less than one year which are considered by us to have investment quality comparable to securities which may be purchased as stated above.

In addition, we may invest in futures and options solely for non-speculative hedging purposes. We may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized market value separate account if the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, we may purchase a futures contract or a call option against anticipated positive cash flow or may purchase options on securities.

The above information generally describes the investment strategy for the Guarantee Period Fund. However, we are not obligated to invest the assets in the Guarantee Period Fund according to any particular strategy, except as may be required by Colorado and other state insurance laws. The stated rate of interest that we establish will not necessarily relate to the performance of the non-unitized market value separate account.

Breaking a Guarantee Period

If you begin annuity payouts, Transfer or withdraw prior to the Guarantee Period Maturity Date, you are breaking a Guarantee Period. When we receive a request to break a Guarantee Period and you have another Guarantee Period that is closer to its maturity date, we will break that Guarantee Period first.

If you break a Guarantee Period prior to the Guarantee Period Maturity Date, we apply an interest rate adjustment called a Market Value Adjustment that may increase (but not decrease) the amount Transferred or withdrawn from the value of a Guarantee Period.

Interest Rates

The declared annual rates of interest are guaranteed throughout the Guarantee Period. The stated rate of interest must be at least equal to the Guaranteed Interest Rate, but Great-West may declare higher rates. The Guaranteed Interest Rate is based on the applicable state standard non-forfeiture law.

We guarantee an effective yearly interest rate that complies with the non-forfeiture law that is in effect on the issue date for the state in which this Contract was delivered.

The determination of the stated interest rate is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which Great-West may acquire using funds deposited into the Guarantee Period Fund. In addition, Great-West considers regulatory and tax requirements, sales and administrative expenses, general economic trends and competitive factors in determining the stated interest rate.

The Market Value Adjustment

Amounts you allocate to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment that may increase (but not decrease) the amounts allocated if, six months or more before a Guarantee Period Fund’s Maturity Date, you:

•	surrender your investment in the Guarantee Period Fund;
•	transfer money from the Guarantee Period Fund;
•	partially withdraw money from the Guarantee Period Fund;
•	take a periodic withdrawal;
•	apply amounts from the Guarantee Period Fund to purchase an annuity to receive payouts from your account; or
•	take a distribution from the Guarantee Period Fund upon the death of the Owner or the Annuitant.

The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period Maturity Date in each of the following situations:

•	transfer to a Sub-Account offered under this Contract;
•	surrenders, partial withdrawals, annuitization or periodic withdrawals; or
•	a single sum payout upon death of the Owner or Annuitant.

The Market Value Adjustment may only increase the amount payable on the above-described distributions. The formula for calculating Market Value Adjustments and examples of how the Market Value Adjustments work are detailed in Appendix B.

As a result of the issuance of the endorsement, the interests under the Contract relating to the Guarantee Period Fund will no longer be securities registered under the Securities Act of 1933.

Subsequent Contributions

You can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500, or $100 if made via an Automatic Contribution Plan. Total Contributions may exceed $1,000,000 only with our prior approval. Additional Contributions will be credited on the date received by the Annuity Service Center at GWL&A if received before 4:00 p.m. Eastern Time and the NYSE is open for business. Additional Contributions received after 4:00 p.m. Eastern Time will be credited on the next business day the NYSE is open for business.

Subsequent Contributions can be made by check or via an Automatic Contribution Plan directly from your bank or savings account. You can designate the date you’d like your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

You’ll receive a confirmation of each Contribution you make upon its acceptance.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value

Prior to the Annuity Commencement Date, your Annuity Account Value is the sum of the Variable and Fixed Account Values established under your Contract.

Before your Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00. Each Sub-Account's value prior to the Annuity Commencement Date is equal to:

•	net Contributions allocated to the corresponding Sub-Account,
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
•	minus the daily mortality and expense risk charge,
•	minus any applicable reductions for the Contract Maintenance Charge deducted on the Contract anniversary date,
•	minus any applicable Transfer fees, and
•	minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the NYSE is open for regular business (a “valuation date”). A valuation period is the period between successive valuation dates. It begins at the close of the NYSE (generally 4:00 p.m. Eastern Time) on each valuation date and ends at the close of the NYSE on the next succeeding valuation date.

The Variable Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Variable Account Values to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix C.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation (“SIPC”).

Transfers

At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to Schwab Insurance Services, or through the Internet at www.schwab.com/annuity where you will be redirected to a Great-West website where you may make the Transfer. Incoming Transfers to closed Sub-Accounts are not permitted.

Your Request must specify:

•	the amounts being Transferred;
•	the Sub-Account(s) from which the Transfer is to be made; and
•	the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year, subject to certain restrictions discussed in this section. We reserve the right to limit the number of Transfers you make.

There is no charge for the first 12 Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount Transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the 12 free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date, it will be counted as a separate and additional Transfer.

A Transfer generally will be effective on the date the Request for Transfer is received by the Annuity Service Center at Great-West if received before 4:00 p.m. Eastern Time. Requests received after 4:00 p.m. Eastern Time will be effective on the next business day we and the NYSE are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the Variable Account Value as of the end of the valuation date on which the Transfer is effective.

Transfers among the Sub-Accounts may also be subject to certain terms and conditions imposed by the Portfolios that could result in a Transfer request being rejected or the pricing for that Transfer delayed. Please review the respective Portfolio prospectus for details on any Portfolio level restrictions.

When you make a Transfer from amounts in a Guarantee Period before the Guarantee Period Maturity Date, the amount Transferred may be subject to a Market Value Adjustment as discussed on page 23. If you request in advance to Transfer amounts from a maturing Guarantee Period upon maturity, your Transfer will not count toward the 12 free Transfers and no Transfer fees will be charged.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio's portfolio securities and the reflection of that change in the Portfolio's share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner's trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the

Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules recently adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner's Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted). These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to the other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day for each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers are not included in the twelve free Transfers allowed in a calendar year.

Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
•

You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06
Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1,500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account’s investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request. One-time Rebalancer Transfers count toward the twelve free Transfers allowed in a calendar year.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day for each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual, and annual Transfers will not count toward the twelve free Transfers.

How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Variable Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

•	Your entire Variable Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•

You must specify the percentage of your Variable Account Value you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•	You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a written withdrawal request to the Annuity Service Center at Great-West. Withdrawals are not permitted by telephone. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, plus any applicable Market Value Adjustment on the Effective Date of the surrender, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn. A Market Value Adjustment may apply. Market Value Adjustments are discussed on page 23.

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal (before application of the MVA) is $500.

The following terms apply to withdrawals:

•	Partial withdrawals or surrenders are not permitted after the Annuity Commencement Date.
•	A partial withdrawal or surrender will be effective upon the Transaction Date.

•	A partial withdrawal or surrender from amounts in a Guarantee Period may be subject to the Market Value Adjustment provisions, and the Guarantee Period Fund provisions of the Contract.

Withdrawal Requests must be in writing with your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax adviser prior to authorizing a withdrawal from your Annuity Account Value.

Partial Withdrawals to Pay Investment Manager or Financial Advisor Fees

You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal Request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59½, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please "Federal Tax Matters" on page 37.

If this Contract is an IRA, please refer to Section 408 of the Code for limitations and restrictions on cash withdrawals.

Telephone and Internet Transactions

You may make Transfer Requests by telephone, fax, and/or Internet. Transfer Requests received before 4:00 p.m. Eastern Time on a day that we and the NYSE are open for business will be made on that day at that day’s unit value. Transfer requests received after 4:00 p.m. Eastern Time will be made on the next business day that we and the NYSE are open for business, at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax, and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.

Death Benefit

The Death Benefit, if any, will be equal to the greater of:

•	the Annuity Account Value with an MVA, if applicable, as of the date a Request for payout is received, less any Premium Tax, or
•	the sum of Contributions, less partial withdrawals and/or periodic withdrawals, and less any Premium Tax.

Proportional Withdrawals (Oregon Only)

Before the Annuity Commencement Date, the Death Benefit, if any, for Contracts issued prior to April 30, 2004, in the State of Oregon will be as stated above. For Contracts issued in Oregon after April 30, 2004, the Death Benefit will be equal to the greater of:

•	the Annuity Account Value with an MVA, if applicable, as of the date a Request for payout is received, less any Premium Tax, or
•	the sum of Contributions, less Proportional Withdrawals and less any Premium Tax.

Proportional Withdrawals (effective for Contracts issued after April 30, 2004 in Oregon only) are withdrawals, if any, made by you, whether partial and/or periodic, which reduce your Annuity Account Value as measured as a percentage of each prior withdrawal against the current Annuity Account Value. Proportional Withdrawals are determined by calculating the percentage of your Annuity Account Value that each prior withdrawal represented when the withdrawal was made. Therefore, a partial withdrawal of 75% of the Annuity Account Value will be considered a 75% reduction in the total Contributions.

For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 75% and then reduced by 33%, or $16,750). Here, the Death Benefit is $100,000.

In a declining market, where an Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here, the Death Benefit is $20,000.

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date payouts begin. However, on the date a payout option is processed, the Variable Account Value will be Transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

Variable Account Value

•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.

Fixed Account Value

•	payout in a single sum that may be subject to a Market Value Adjustment, or
•	payout under any of the annuity options provided under this Contract that may be subject to a Market Value Adjustment.

Any payment within six months of the Guarantee Period Maturity Date will not be subject to a Market Value Adjustment.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary at any time before the Annuitant's death.

A change of Beneficiary will take effect as of the date the request is processed by the Annuity Service Center, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant, will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner’s surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable or fixed annuity options available under the Contract, provided that:

•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and
•	such distributions begin not later than one year after the Owner's date of death.

If an election is not received by Great-West from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit

Death of Annuitant

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If the deceased Annuitant is an Owner, or if a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed at the Annuity Service Center at Great-West, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.

Death of Owner Who Is Not the Annuitant

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and continue the Contract in force.

Death of Owner Who Isthe Annuitant

If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and continue the Contract in force.

Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

•	Premium Tax, if applicable;
•	Certain Transfers;
•	a Contract Maintenance Charge; and
•	our assumption of mortality and expense risks.

Mortality and Expense Risk Charge

We deduct a mortality and expense risk charge from your Variable Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.

The mortality and expense risk charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or the periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

We bear substantial risk in connection with the Death Benefit before the Annuity Commencement Date.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Contract Maintenance Charge

We currently deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each Contract anniversary date for accounts under $50,000 as of such anniversary date. This charge partially covers our costs for administering the Contracts and the Series Account. Once you have started receiving payouts from the Contract, this charge will stop unless you choose the periodic withdrawal option.

The Contract Maintenance Charge is deducted from the portion of your Annuity Account Value allocated to the Schwab Money Market Sub-Account. If the portion of your Annuity Account Value in this Sub-Account is not sufficient to cover the Contract Maintenance Charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Sub-Account to pay the entire charge, then the Contract Maintenance Charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the Contract Maintenance Charge.

The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 as of such Contract anniversary date. If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until an anniversary date on which your Annuity Account Value is equal to or greater than $50,000. We do not expect a profit from amounts received from the Contract Maintenance Charge.

Transfer Fees

There will be a $10 charge for each Transfer in excessof12 Transfers in any calendar year. We do not expect a profit from the Transfer fees.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio.

Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options

During the Distribution Period, you can choose to receive payouts in four ways—through periodic withdrawals, variable annuity payouts, fixed annuity payouts or a single sum payment. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not select a Payout Commencement Date, payouts will begin on the first day of the month of the Annuitant’s 91st birthday.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts or your Beneficiary may change it upon the death of the Owner.

If this is an IRA, payouts which satisfy the minimum distribution requirements of the Code must begin no later than April 1 of the calendar year following the calendar year in which you become age 70½.

Periodic Withdrawals

You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. The amount applied to a periodic withdrawal is the Annuity Account Value with any applicable MVA, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals.
•	A minimum withdrawal amount of at least $100.
•	The calendar day of the month on which withdrawals will be made.
•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Guarantee Period Fund, if applicable, and the Sub-Accounts in proportion to their assets. Or, they can be made specifically from the Guarantee Period Fund and specific Sub-Account(s) until they are depleted. Then, we will automatically prorate the remaining withdrawals against any remaining Guarantee Period Fund and Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

•	You may continue to exercise all contractual rights, except that no Contributions may be made.
•	A Market Value Adjustment, if applicable, will be assessed for periodic withdrawals from Guarantee Periods made six or more months prior to their Guarantee Period Maturity Date.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.
•	Maturing Guarantee Periods renew into the shortest Guarantee Period then available.

Periodic withdrawals will cease on the earlier of the date:

•	The amount elected to be paid under the option selected has been reduced to zero;
•	The Annuity Account Value is zero;
•	You request that withdrawals stop; or
•	The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59½. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Interest only—Your withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between withdrawals. Available only if 100% of your Account Value is invested in the Guarantee Period Fund.

Minimum distribution—If you are using this Contract as an IRA, you may request minimum distributions as specified under Code Section 401(a) (9).

Any other form of periodic withdrawal acceptable to Great-West, which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see the sections on “Withdrawals” on page 29 and “Federal Tax Matters” on page 37 in this Prospectus.

Annuity Payouts

You can choose the Annuity Commencement Date either when you purchase the Contract or at a later date. The date you choose must be at least one year after the Effective Date of the Contract. If you do not select an Annuity Commencement

Date, payouts will begin on the first day of the month of the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the Annuity Commencement Date you selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, the portion of the Annuity Account Value held in your Fixed Account will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.

The amount to be paid out is the Annuity Account Value on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000 with a Market Value Adjustment, if applicable. If after the Market Value Adjustment, your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

_____________________________________

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years.

Variable life annuity—This option provides for monthly payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the fifth valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate set by Contract and applied reflects an assumed investment return (“AIR”) of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences, and/or gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the Guaranteed Interest Rate.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by its Annuity Unit value on the fifth valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the

First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payments will increase in amount over time if the Sub-Account(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Sub-Account(s) you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the fifth valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity

Commencement Date

Once annuity payouts have begun, no Transfers may be made from a fixed annuity payout option to a variable annuity payout option, or vice versa. However, for variable annuity payout options, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions

Once payouts start under the annuity payout option you select:

•	no changes can be made in the payout option,
•	no additional Contributions will be accepted under the Contract, and
•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain distributions from Qualified Contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" on page 37 for details.

If you choose to receive fixed annuity payouts from your Contract, you may select from the following payout options:

Income of specified amount—The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months.

Income for a specified period—Payouts are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months.

Fixed life annuity with guaranteed period—This option provides monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years.

Fixed life annuity—This option provides for monthly payouts during the lifetime of the Annuitant. The annuity ends with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.

Any other form of a fixed annuity acceptable to us.

Annuity IRAs

The annuity date and options available for IRAs may be controlled by endorsements, the plan documents, or applicable law.

Under the Code, a Contract purchased and used in connection with an IRA or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements. Under a minimum distribution plan, distributions must begin by a specific date and the entire interest of the plan participant must be distributed within a certain specified period of time. The application of the minimum distribution requirements vary according to your age and other circumstances.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax adviser should be consulted for further information.

Federal Tax Matters

The following discussion is a general description of the federal income tax considerations relating to the Contracts and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract was either purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with IRAs (“Annuity IRA”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary depends on the type of Contract, and on the tax status of the individual concerned.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA was purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities and distributions from IRAs. You, as a “natural person,” will not generally be taxed on increases, if any, in the value of your Annuity Account Value until a distribution occurs by withdrawing all or part of the Annuity Account Value (for example, withdrawals or annuity payouts under the annuity payout option elected). However, under certain circumstances, you may be subject to current taxation. In addition, an assignment, pledge, or agreement to assign or pledge any portion of the Non-Qualified Annuity Account Value will be treated as a distribution of such portion. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income. An Annuity IRA may not be assigned as collateral for a loan.

As a general rule, if the Non-Qualified Contract is not owned by a natural person (for example, a corporation or certain trusts), the Contract will not be treated as an annuity contract for federal tax purposes. The Owner generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

The rule also does not apply where:

•	The annuity Contract is acquired by the estate of a decedent.
•	The Contract is an Annuity IRA.
•	The Contract is a qualified funding asset for a structured settlement.
•	The Contract is purchased on behalf of an employee upon termination of a qualified plan.
•	The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

In the case of a withdrawal under a Non-Qualified Contract, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual less any withdrawals that were excludable from income. If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity

Account Value will not reflect the amount, if any, deducted from, or added to the Guarantee Period due to the Market Value Adjustment.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract."

The taxable portion of any withdrawal is taxed at ordinary income tax rates.

In the case of a withdrawal under an Annuity IRA, including withdrawals under the periodic withdrawal option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the Contract" to the individual's Annuity Account Value. Special tax rules may be available for certain distributions from an Annuity IRA.

Annuity Payouts

Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payments expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant's death before full recovery of the "investment in the Contract," you should consult a competent tax adviser regarding the deductibility of the unrecovered amount.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•	Made on or after the date on which the Owner reaches age 59½.
•	Made as a result of death or disability of the Owner.
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Other exceptions may apply to distributions from a Non-Qualified Contract. Similar exceptions from the penalty tax on distributions are provided for distributions from an Annuity IRA. For more details regarding this penalty tax and other exceptions that may be applicable, consult a competent tax adviser.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of a Non-Qualified Contract must provide the following two distribution rules:

•

If the Owner dies before the date annuity payouts start, the entire interest in the Contract must generally be distributed within five years after the date of the Owner’s death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of the spouse as Owner.

•

If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, the remainder of the interest in the Contract must be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.

Distributions made to a Beneficiary upon the Owner’s death from an IRA must be made pursuant to similar rules in Section 401(a)(9) of the Code.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-accounts must be "adequately diversified" in accordance with Treasury Department Regulations. The diversification requirements do not apply to Annuity IRAs. If the Series Account or a Sub-account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”

Although the Company may not control the investments of the Sub-accounts or the Portfolios, it expects that the Sub-accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified.” Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under a Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount.

Withholding

Non-Qualified Annuity Contract and Annuity IRA distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules. Prospective Owners wishing to take advantage of a Section 1035 exchange should consult their tax adviser.

_____________________________________________________________________________________

Individual Retirement Annuities

The Contract could have been used with IRAs as described in Section 408 of the Code which permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" into an Annuity IRA following the rules set out in the Code and your Contract and IRA endorsement. If you purchased this Contract for use with an IRA, you would have been provided with supplemental information. You also have the right to revoke your purchase within seven days of purchase of the IRA Contract. If a Contract was purchased to fund an IRA, the Annuitant must also have been the Owner. In addition, if a Contract was purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70½. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

When you made your initial Contribution, you had to specify whether you were purchasing a Non-Qualified Contract or an IRA. If the initial Contribution was made as a result of an exchange or surrender of another annuity contract, we required that you did provide information with regard to the federal income tax status of the previous annuity contract.

We required that you purchase separate Contracts if you wanted to invest money qualifying for different annuity tax treatment under the Code. For each separate Contract you had to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.

If a Contract was issued in connection with an employer's Simplified Employee Pension plan, Owners, Annuitants, and Beneficiaries were cautioned that the rights of any person to any of the benefits under the Contract will be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.

Assignments or Pledges

Generally, rights in the Non-Qualified Contract may be assigned or pledged for loans at any time during the life of the Annuitant. However, if the Contract is an Annuity IRA, you may not assign the Contract as collateral.

If a Non-Qualified Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Service Center at Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it will be treated as a withdrawal as discussed above under Taxation of Annuities. Please consult a competent tax adviser for further information.

Distribution of the Contracts

The Contracts are no longer available for sale. We previously offered the Contract on a continuous basis pursuant to a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts were sold in those states where the Contract could lawfully be sold by licensed insurance agents who are registered representatives of Schwab. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of the Financial Industry Regulatory Authority (“FINRA”). Schwab’s principal offices are located at 101 Montgomery Street, San Francisco, California 94104.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned indirect subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Great-West (or its affiliates, for purposes of this section only, collectively, "the Company") pays Schwab compensation for the promotion and sale of the Contract. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” on page 33 of this Prospectus. The Company pays a portion of these proceeds to Schwab for distribution services.

As compensation for distribution services and some Contract administrative services, the Company pays Schwab a fee based on an annual rate of average monthly Series Account and Fixed Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations. In the past, the marketing allowance and/or other promotional incentives or payments to Schwab have amounted to less than $25,000 per year.You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may have received or will continue to receive in connection with your purchase of a Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in Great-West.

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval and approval from any appropriate regulatory authority of the changes. Approval may not be required in all cases, however.

Examples of the changes we may make include:

•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law;
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Sub-Accounts of the Series Account;
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law;
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity;
•	To change the time or time of day at which a valuation date is deemed to have ended, and/or;

•

To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

Independent Registered Public Accounting Firm

The financial statements of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company and the financial statements of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information and the related financial statement schedule included elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which reports express an unqualified opinion on the financial statements of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and includes an explanatory paragraph referring to the change in method of accounting for income taxes, as required by accounting guidance adopted on January 1, 2007, and change in method of accounting for defined benefit and other post retirement plans and share based payments as required by accounting guidance which was adopted on December 31, 2006, and January 1, 2006, respectively, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Available Information

You may request a free copy of the Statement of Additional Information. Please direct any oral or written request for such documents to:

Annuity Service Center

P. O. Box 173920

Denver, Colorado 80217-3920

1-800-838-0650

The SEC maintains an Internet web site (http://www.sec.gov) that contains the SAI information incorporated by reference and other information filed electronically by Great-West concerning the Contract and the Series Account. Certain information concerning Great-West and its products is also available online at http://www.gwla.com.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:

•	general information;
•	information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;
•	the calculation of annuity payments;
•	postponement of payments;
•	services;
•	withholding; and
•	financial statements for the Series Account and Great-West Life & Annuity Insurance Company.

Appendix A—Condensed Financial Information

Selected data for Accumulation Units

GWLA Select - Selected data for accumulation units

Outstanding through each period ending December 31

	AIM V.I. Core Equity	AIM V.I. High Yield	AIM V.I. International Growth	AIM V.I. Technology	Alger American Growth	Alger American MidCap Growth	Alliance-Bernstein VPS Growth & Income	Alliance-Bernstein VPS Growth	Alliance-Bernstein VPS International Value

Date Sub-Account Commenced Operations	11/01/96	11/01/96	5/1/06	03/01/00	11/01/96	06/13/03	5/1/06	5/1/06	5/1/06
2007
Beginning Unit Value	$19.32	$14.48	$11.10	$2.63	$19.80	$16.40	$11.14	$9.91	$11.28
Ending Unit Value	$20.71	$14.53	$12.62	$2.81	$23.55	$21.40	$11.61	$11.11	$11.84
Number of Units Outstanding	395,998	351,270	230,421	1,574,855	880,656	313,927	113,600	80,877	642,716
Net Assets (000's)	$8,202	$5,105	$2,909	$4,429	$20,797	$6,717	$1,319	$899	$7,607

2006
Beginning Unit Value	$16.75	$13.18	$10.00	$2.40	$18.99	$15.02	$10.00	$10.00	$10.00
Ending Unit Value	$19.32	$14.48	$11.10	$2.63	$19.80	$16.40	$11.14	$9.91	$11.28
Number of Units Outstanding	491,295	461,672	114,372	1,901,920	881,549	180,152	41,021	61,689	549,832
Net Assets (000's)	$9,483	$6,681	$1,269	$4,997	$17,453	$2,954	$457	$612	$6,201

2005
Beginning Unit Value	$16.34	$12.94		$2.37	$17.09	$13.79
Ending Unit Value	$16.75	$13.18		$2.40	$18.99	$15.02
Number of Units Outstanding	671,647	648,673		2,585,222	1,228,712	248,806
Net Assets (000's)	$11,249	$8,552		$6,201	$23,333	$3,737

2004
Beginning Unit Value	$15.81	$11.77		$2.28	$16.34	$12.30
Ending Unit Value	$16.34	$12.94		$2.37	$17.09	$13.79
Number of Units Outstanding	910,736	1,180,535		3,999,568	1,500,779	269,117
Net Assets (000's)	$14,884	$15,281		$9,469	$25,655	$3,712

2003
Beginning Unit Value	$13.01	$9.50		$1.58	$12.19	$10.00
Ending Unit Value	$15.81	$11.77		$2.28	$16.34	$12.30
Number of Units Outstanding	1,318,309	1,612,798		4,628,543	1,821,665	194,735
Net Assets (000's)	$20,856	$18,989		$10,562	$29,776	$2,396

2002
Beginning Unit Value	$16.22	$9.70		$3.01	$18.35
Ending Unit Value	$13.01	$9.50		$1.58	$12.19
Number of Units Outstanding	1,584,575	1,586,371		3,230,415	2,113,428
Net Assets (000's)	$20,623	$15,065		$5,117	$25,771

GWLA Select - Selected data for accumulation units

Outstanding through each period ending December 31

	AIM V.I. Core Equity	AIM V.I. High Yield	AIM V.I. International Growth	AIM V.I. Technology	Alger American Growth	Alger American MidCap Growth	Alliance-Bernstein VPS Growth & Income	Alliance-Bernstein VPS Growth	Alliance-Bernstein VPS International Value
2001
Beginning Unit Value	$17.97	$11.51		$5.60	$20.99
Ending Unit Value	$16.22	$9.70		$3.01	$18.35
Number of Units Outstanding	2,191,193	1,802,549		4,253,860	2,859,914
Net Assets (000's)	$35,560	$17,491		$12,785	$52,489

2000
Beginning Unit Value	$17.28	$13.14		$10.00	$24.84
Ending Unit Value	$17.97	$11.51		$5.60	$20.99
Number of Units Outstanding	2,043,703	1,919,249		4,296,975	3,090,861
Net Assets (000's)	$36,739	$22,081		$24,047	$64,886
1999
Beginning Unit Value	$15.18	$12.13			$18.74
Ending Unit Value	$17.28	$13.14			$24.84
Number of Units Outstanding	1,752,510	2,003,863			2,200,675
Net Assets (000's)	$30,299	$26,326			$54,671

1998
Beginning Unit Value	$13.27	$12.09			$12.76
Ending Unit Value	$15.18	$12.13			$18.74
Number of Units Outstanding	1,638,804	1,867,862			1,306,403
Net Assets (000's)	$24,882	$22,654			$24,487

GWLA Select - Selected data for accumulation units

Outstanding through each period ending December 31

	Alliance-Bernstein VPS International Growth	Alliance-Bernstein VPS Small/Mid Cap Value	Alliance-Bernstein VPS Utility Income	American Century VP Balanced	American Century VP International	American Century VP Value	LVIP Baron Growth Opportunities	Delaware VIP Growth Opportunities	Delaware VIP Small Cap Value

Date Sub-Account Commenced Operations	05/02/05	5/1/06	06/13/03	06/13/03	11/01/96	06/13/03	05/03/99	5/1/06	06/13/03
2007
Beginning Unit Value	$15.36	$10.47	$18.88	$13.43	$21.19	$16.12	$19.65	$9.78	$18.64
Ending Unit Value	$17.99	$10.56	$22.90	$13.97	$24.80	$15.16	$20.15	$10.95	$17.26
Number of Units Outstanding	629,566	113,576	218,552	166,561	370,098	548,064	678,775	24,872	278,630
Net Assets (000's)	$11,324	$1,199	$5,036	$2,327	$9,178	$8,314	$13,749	$272	$4,808

2006
Beginning Unit Value	$12.18	$10.00	$15.38	$12.35	$17.09	$13.70	$17.16	$10.00	$16.18
Ending Unit Value	$15.36	$10.47	$18.88	$13.43	$21.19	$16.12	$19.65	$9.78	$18.64
Number of Units Outstanding	573,308	47,367	228,860	206,522	451,911	594,217	938,572	2,102	371,418
Net Assets (000's)	$8,804	$496	$4,330	$2,773	$9,572	$9,578	$18,447	$21	$6,923

2005
Beginning Unit Value	$10.00		$13.37	$11.87	$15.22	$13.16	$16.74		$14.91
Ending Unit Value	$12.18		$15.38	$12.35	$17.09	$13.70	$17.16		$16.18
Number of Units Outstanding	412,970		296,766	223,672	685,109	606,613	1,294,788		433,971
Net Assets (000's)	$5,029		$4,573	$2,763	$11,708	$8,311	$22,217		$7,021

2004
Beginning Unit Value			$10.84	$10.91	$13.35	$11.60	$13.44		$12.38
Ending Unit Value			$13.37	$11.87	$15.22	$13.16	$16.74		$14.91
Number of Units Outstanding			182,236	153,302	604,502	455,097	1,652,140		333,652
Net Assets (000's)			$2,444	$1,820	$9,199	$5,987	$27,659		$4,975

2003
Beginning Unit Value			$10.00	$10.00	$10.82	$10.00	$10.42		$10.00
Ending Unit Value			$10.84	$10.91	$13.35	$11.60	$13.44		$12.38
Number of Units Outstanding			53,982	76,175	702,872	207,509	1,704,855		271,405
Net Assets (000's)			$585	$831	$9,386	$2,408	$22,911		$3,360

2002
Beginning Unit Value					$13.70		$12.25
Ending Unit Value					$10.82		$10.42
Number of Units Outstanding					684,511		1,568,750
Net Assets (000's)					$7,404		$16,353

GWLA Select - Selected data for accumulation units

Outstanding through each period ending December 31

	Alliance-Bernstein VPS International Growth	Alliance-Bernstein VPS Small/Mid Cap Value	Alliance-Bernstein VPS Utility Income	American Century VP Balanced	American Century VP International	American Century VP Value	Baron Capital Asset	Delaware VIP Growth Opportunities	Delaware VIP Small Cap Value

2001
Beginning Unit Value					$19.51		$11.00
Ending Unit Value					$13.70		$12.25
Number of Units Outstanding					756,485		1,057,192
Net Assets (000's)					$10,364		$12,954

2000
Beginning Unit Value					$23.66		$11.40
Ending Unit Value					$19.51		$11.00
Number of Units Outstanding					808,346		655,329
Net Assets (000's)					$15,773		$7,209

1999
Beginning Unit Value					$14.54		$10.00
Ending Unit Value					$23.66		$11.40
Number of Units Outstanding					602,867		502,097
Net Assets (000's)					$14,264		$5,723

1998
Beginning Unit Value					$12.35
Ending Unit Value					$14.54
Number of Units Outstanding					560,117
Net Assets (000's)					$8,147

GWLA Select - Selected data for accumulation units

Outstanding through each period ending December 31

	NVIT MidCap Index	Dreyfus IP MidCap Stock	Dreyfus VIF Appreciation	Dreyfus VIF Developing Leaders	Dreyfus VIF Growth & Income	Federated American Leaders II	Federated Fund for U.S. Government Securities II	Federated Capital Income II	Franklin Small Cap Value Securities

Date Sub-Account Commenced Operations	06/13/03	06/13/03	05/03/99	06/13/03	5/03/99	11/01/96	11/01/96	5/01/97	5/1/06
2007
Beginning Unit Value	$16.66	$15.37	$11.21	$14.22	$11.01	$21.38	$15.49	$13.02	$10.19
Ending Unit Value	$17.74	$15.46	$11.90	$12.54	$11.84	$19.15	$16.33	$13.43	$9.86
Number of Units Outstanding	199,822	75,449	625,089	11,188	213,391	459,059	1,880,992	60,680	52,226
Net Assets (000's)	$3,544	$1,167	$7,591	$140	$2,527	$8,839	$30,802	$815	$515

2006
Beginning Unit Value	$15.31	$14.38	$9.70	$13.82	$9.70	$18.46	$15.01	$11.35	$10.00
Ending Unit Value	$16.66	$15.37	$11.21	$14.22	$11.01	$21.38	$15.49	$13.02	$10.19
Number of Units Outstanding	274,219	97,405	748,494	15,916	284,156	594,989	2,126,743	84,898	46,636
Net Assets (000's)	$4,569	$1,497	$8,388	$226	$3,129	$12,721	$32,952	$1,105	$475

2005
Beginning Unit Value	$13.80	$13.29	$9.38	$13.18	$9.46	$17.73	$14.83	$10.77
Ending Unit Value	$15.31	$14.38	$9.70	$13.82	$9.70	$18.46	$15.01	$11.35
Number of Units Outstanding	321,995	166,558	966,050	31,391	470,061	798,024	2,552,069	131,204
Net Assets (000's)	$4,930	$2,396	$9,374	$434	$4,559	$14,734	$38,297	$1,489

2004
Beginning Unit Value	$12.05	$11.71	$9.00	$11.94	$8.88	$16.29	$14.44	$9.88
Ending Unit Value	$13.80	$13.29	$9.38	$13.18	$9.46	$17.73	$14.83	$10.77
Number of Units Outstanding	206,161	105,545	1,146,506	53,873	499,256	1,139,114	3,072,649	152,278
Net Assets (000's)	$2,845	$1,402	$10,749	$710	$4,725	$20,197	$45,578	$1,640

2003
Beginning Unit Value	$10.00	$10.00	$7.49	$10.00	$7.08	$12.86	$14.23	$8.26
Ending Unit Value	$12.05	$11.71	$9.00	$11.94	$8.88	$16.29	$14.44	$9.88
Number of Units Outstanding	89,494	71,020	1,205,655	32,811	509,435	1,235,169	3,813,779	210,670
Net Assets (000's)	$1,082	$831	$10,852	$392	$4,528	$20,143	$55,067	$2,082

2002
Beginning Unit Value			$9.07		$9.56	$16.26	$13.16	$10.95
Ending Unit Value			$7.49		$7.08	$12.86	$14.23	$8.26
Number of Units Outstanding			1,123,321		479,690	1,404,975	5,341,399	208,766
Net Assets (000's)			$8,416		$3,398	$18,098	$75,984	$1,724

GWLA Select - Selected data for accumulation units

Outstanding through each period ending December 31

	GVIT MidCap Index	Dreyfus IP MidCap Stock	Dreyfus VIF Appreciation	Dreyfus VIF Developing Leaders	Dreyfus VIF Growth & Income	Federated American Leaders II	Federated Fund for U.S. Government Securities II	Federated Capital Income II	Franklin Small Cap Value Securities

2001
Beginning Unit Value			$10.09		$10.24	$17.12	$12.40	$12.81
Ending Unit Value			$9.07		$9.56	$16.26	$13.16	$10.95
Number of Units Outstanding			880,333		778,050	1,491,691	4,482,043	238,710
Net Assets (000's)			$7,987		$7,440	$24,283	$58,968	$2,615

2000
Beginning Unit Value			$10.24		$10.73	$16.87	$11.27	$14.18
Ending Unit Value			$10.09		$10.24	$17.12	$12.40	$12.81
Number of Units Outstanding			474,144		264,684	1,211,956	3,179,462	260,840
Net Assets (000's)			$4,784		$2,714	$20,780	$39,417	$3,340

1999
Beginning Unit Value			$10.00		$10.00	$15.95	$11.43	$14.07
Ending Unit Value			$10.24		$10.73	$16.87	$11.27	$14.18
Number of Units Outstanding			245,395		49,371	1,441,835	2,809,027	280,957
Net Assets (000's)			$2,513		$534	$24,346	$31,648	$3,985

1998
Beginning Unit Value						$13.67	$10.71	$12.45
Ending Unit Value						$15.95	$11.43	$14.07
Number of Units Outstanding						1,761,482	2,136,709	416,024
Net Assets (000's)						$28,117	$24,427	$5,852

GWLA Select - Selected data for accumulation units

Outstanding through each period ending December 31

	Janus Aspen Series Balanced Institutional Shares	Janus Aspen Series Flexible Bond Institutional Shares	Janus Aspen Series Growth & Income Institutional Shares	Janus Aspen Series Large Cap Growth Institutional Shares	Janus Aspen Series International Growth Institutional Shares	Janus Aspen Series Worldwide Growth Institutional Shares	Neuberger Berman AMT Regency	Oppenheimer Global Securities VA	PIMCO VIT High Yield

Date Sub-Account Commenced Operations	06/13/03	05/03/99	06/13/03	11/01/96	05/03/99	11/01/96	5/1/06	06/13/03	06/13/03
2007
Beginning Unit Value	$13.50	$13.95	$14.98	$17.08	$24.06	$19.63	$10.21	$20.22	$13.13
Ending Unit Value	$14.80	$14.81	$16.16	$19.49	$30.62	$21.34	$10.43	$21.31	$13.48
Number of Units Outstanding	289,887	1,238,890	192,696	663,980	941,230	677,485	22,743	749,591	451,295
Net Assets (000's)	$4,289	$18,413	$3,113	$12,976	$28,860	$14,544	$237	$16,096	$6,084

2006
Beginning Unit Value	$12.30	$13.50	$13.98	$15.46	$16.51	$16.75	$10.00	$17.33	$12.15
Ending Unit Value	$13.50	$13.95	$14.98	$17.08	$24.06	$19.63	$10.21	$20.22	$13.13
Number of Units Outstanding	330,379	1,492,279	317,368	813,133	1,180,543	795,482	14,983	861,712	640,350
Net Assets (000's)	$4,460	$20,817	$4,755	$13,884	$28,409	$15,616	$153	$17,423	$8,410

2005
Beginning Unit Value	$11.49	$13.35	$12.55	$14.95	$12.58	$15.96		$15.29	$11.77
Ending Unit Value	$12.30	$13.50	$13.98	$15.46	$16.51	$16.75		$17.33	$12.15
Number of Units Outstanding	230,243	1,759,803	260,460	1,079,726	1,284,382	1,065,418		964,276	478,371
Net Assets (000's)	$2,831	$23,756	$3,642	$16,694	$21,202	$17,845		$16,707	$5,811

2004
Beginning Unit Value	$10.68	$12.95	$11.31	$14.43	$10.67	$15.36		$12.94	$10.83
Ending Unit Value	$11.49	$13.35	$12.55	$14.95	$12.58	$15.96		$15.29	$11.77
Number of Units Outstanding	141,112	2,186,335	75,307	1,359,375	940,175	1,498,862		734,406	494,089
Net Assets (000's)	$1,621	$29,181	$945	$20,326	$11,831	$23,916		$11,226	$5,814

2003
Beginning Unit Value	$10.00	$12.27	$10.00	$11.05	$7.98	$12.49		$10.00	$10.00
Ending Unit Value	$10.68	$12.95	$11.31	$14.43	$10.67	$15.36		$12.94	$10.83
Number of Units Outstanding	50,999	2,699,036	56,553	1,841,786	1,180,411	1,959,271		465,732	371,489
Net Assets (000's)	$545	$34,946	$640	$26,576	$12,597	$30,092		$6,025	$4,025

2002
Beginning Unit Value		$11.20		$15.16	$10.81	$16.91
Ending Unit Value		$12.27		$11.05	$7.98	$12.49
Number of Units Outstanding		3,619,361		2,411,606	1,715,998	2,821,900

GWLA Select - Selected data for accumulation units

Outstanding through each period ending December 31

Net Assets (000's)	$44,421	$26,640	$13,686	$35,252

GWLA Select - Selected data for accumulation units

Outstanding through each period ending December 31

	Janus Aspen Series Balanced Institutional Shares	Janus Aspen Series Flexible Bond Institutional Shares	Janus Aspen Series Growth & Income Institutional Shares	Janus Aspen Series Large Cap Growth Institutional Shares	Janus Aspen Series International Growth Institutional Shares	Janus Aspen Series Worldwide Growth Institutional Shares	Neuberger Berman AMT Regency	Oppenheimer Global Securities VA	PIMCO VIT High Yield
2001
Beginning Unit Value		$10.49		$20.32	$14.20	$21.99
Ending Unit Value		$11.20		$15.16	$10.81	$16.91
Number of Units Outstanding		2,866,207		3,590,948	2,109,314	3,763,889
Net Assets (000's)		$32,113		$54,439	$22,800	$63,654

2000
Beginning Unit Value		$9.95		$23.98	$17.04	$26.30
Ending Unit Value		$10.49		$20.32	$14.20	$21.99
Number of Units Outstanding		1,624,948		4,289,162	2,082,710	4,803,181
Net Assets (000's)		$17,043		$87,143	$29,582	$105,639

1999
Beginning Unit Value		$10.00		$16.79	$10.00	$16.13
Ending Unit Value		$9.95		$23.98	$17.04	$26.30
Number of Units Outstanding		838,445		3,396,683	772,937	4,259,845
Net Assets (000's)		$8,347		$81,453	$13,174	$112,048

1998
Beginning Unit Value				$12.49		$12.62
Ending Unit Value				$16.79		$16.13
Number of Units Outstanding				1,979,076		3,616,710
Net Assets (000's)				$33,242		$58,337

GWLA Select - Selected data for accumulation units

Outstanding through each period ending December 31

	PIMCO VIT Low Duration	PIMCO VIT Total Return	Pioneer Fund VCT	Pioneer Growth Opportunities VCT	Pioneer Mid Cap Value VCT	Pioneer Small Cap Value VCT	Prudential Series Fund Equity	Schwab MarketTrack Growth II

Date Sub-Account Commenced Operations	06/13/03	05/02/05	05/01/97	05/03/99	5/1/06	06/13/03	05/03/99	11/01/96
2007
Beginning Unit Value	$10.38	$10.36	$14.91	$14.79	$10.63	$18.90	$11.68	$20.36
Ending Unit Value	$11.05	$11.17	$15.52	$14.10	$11.10	$17.43	$12.61	$21.32
Number of Units Outstanding	1,427,719	1,373,045	280,297	351,884	24,191	158,094	87,717	674,092
Net Assets (000's)	$15,891	$15,341	$4,351	$4,972	$269	$2,767	$1,106	$14,375

2006
Beginning Unit Value	$10.07	$10.06	$12.89	$14.13	$10.00	$16.97	$10.50	$17.85
Ending Unit Value	$10.38	$10.36	$14.91	$14.79	$10.63	$18.90	$11.68	$20.36
Number of Units Outstanding	1,573,871	1,068,975	339,662	482,332	1,936	244,342	92,861	768,094
Net Assets (000's)	$16,335	$11,075	$5,065	$7,146	$21	$4,611	$1,084	$15,638

2005
Beginning Unit Value	$10.05	$10.00	$12.25	$13.35		$14.89	$9.54	$17.02
Ending Unit Value	$10.07	$10.06	$12.89	$14.13		$16.97	$10.50	$17.85
Number of Units Outstanding	1,805,174	511,482	328,504	720,993		354,741	148,552	815,592
Net Assets (000's)	$18,177	$5,148	$4,236	$10,198		$6,029	$1,560	$14,558

2004
Beginning Unit Value	$9.96		$11.47	$11.01		$12.28	$8.79	$15.38
Ending Unit Value	$10.05		$12.25	$13.35		$14.89	$9.54	$17.02
Number of Units Outstanding	1,705,181		383,444	866,022		277,523	92,693	851,014
Net Assets (000's)	$17,144		$4,696	$11,577		$4,140	$884	$14,485

2003
Beginning Unit Value	$10.00		$9.27	$7.77		$10.00	$6.76	$12.22
Ending Unit Value	$9.96		$11.47	$11.01		$12.28	$8.79	$15.38
Number of Units Outstanding	1,377,547		467,227	899,779		110,301	92,393	897,279
Net Assets (000's)	$13,714		$5,359	$9,907		$1,354	$812	$13,807

2002
Beginning Unit Value			$12.62	$12.57			$8.81	$14.57
Ending Unit Value			$9.27	$7.77			$6.76	$12.22
Number of Units Outstanding			530,496	795,324			57,585	881,998
Net Assets (000's)			$4,918	$6,178			$389	$10,778

GWLA Select - Selected data for accumulation units

Outstanding through each period ending December 31

	PIMCO VIT Low Duration	PIMCO VIT Total Return	Pioneer Fund VCT	Pioneer Growth Opportunities VCT	Pioneer Mid Cap Value VCT	Pioneer Small Cap Value VCT	Prudential Series Fund Equity	Schwab MarketTrack Growth II

2001
Beginning Unit Value			$14.05	$10.64			$10.05	$16.05
Ending Unit Value			$12.62	$12.57			$8.81	$14.57
Number of Units Outstanding			859,655	1,066,369			119,514	896,576
Net Assets (000's)			$10,848	$13,404			$1,053	$13,067

2000
Beginning Unit Value			$15.88	$11.44			$9.85	$17.01
Ending Unit Value			$14.05	$10.64			$10.05	$16.05
Number of Units Outstanding			940,488	576,155			159,971	818,621
Net Assets (000's)			$13,212	$6,131			$1,607	$13,138

1999
Beginning Unit Value			$14.65	$10.00			$10.00	$14.34
Ending Unit Value			$15.88	$11.44			$9.85	$17.01
Number of Units Outstanding			1,065,919	155,643			32,428	560,533
Net Assets (000's)			$16,928	$1,780			$320	$9,532

1998
Beginning Unit Value			$11.83					$12.79
Ending Unit Value			$14.65					$14.34
Number of Units Outstanding			1,168,094					447,514
Net Assets (000's)			$17,116					$6,416

GWLA Select - Selected data for accumulation units

Outstanding through each period ending December 31

	Schwab Money Market	Schwab S&P 500 Index	DWS Blue Chip VIP	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Capital Growth VIP	DWS Growth & Income VIP	DWS Health Care VIP

Date Sub-Account Commenced Operations	11/01/96	11/01/96	5/1/06	05/02/05	5/1/06	05/03/99	05/03/99	5/1/06
2007
Beginning Unit Value	$13.01	$20.92	$10.78	$12.70	$10.59	$9.93	$9.91	$10.70
Ending Unit Value	$13.51	$21.86	$11.06	$12.36	$10.83	$11.09	$9.96	$12.01
Number of Units Outstanding	4,866,328	3,628,132	102,435	354,883	123,867	228,407	73,752	94,811
Net Assets (000's)	$65,967	$79,551	$1,133	$4,386	$1,341	$2,573	$735	$1,138

2006
Beginning Unit Value	$12.55	$18.26	$10.00	$10.79	$10.00	$9.23	$8.80	$10.00
Ending Unit Value	$13.01	$20.92	$10.78	$12.70	$10.59	$9.93	$9.91	$10.70
Number of Units Outstanding	4,679,657	4,214,715	65,905	393,335	172,640	252,611	102,578	55,203
Net Assets (000's)	$60,970	$88,285	$710	$4,996	$1,829	$2,509	$1,017	$591

2005
Beginning Unit Value	$12.31	$17.58		$10.00		$8.54	$8.37
Ending Unit Value	$12.55	$18.26		$10.79		$9.23	$8.80
Number of Units Outstanding	4,715,418	5,037,740		159,933		300,559	150,972
Net Assets (000's)	$59,235	$92,063		$1,725		$2,774	$1,328

2004
Beginning Unit Value	$12.31	$16.04				$7.98	$7.66
Ending Unit Value	$12.31	$17.58				$8.54	$8.37
Number of Units Outstanding	4,934,291	5,807,198				285,636	196,536
Net Assets (000's)	$60,763	$102,165				$2,440	$1,644

2003
Beginning Unit Value	$12.32	$12.62				$6.34	$6.09
Ending Unit Value	$12.31	$16.04				$7.98	$7.66
Number of Units Outstanding	6,586,308	6,460,145				353,028	273,363
Net Assets (000's)	$81,092	$103,661				$2,817	$2,094

2002
Beginning Unit Value	$12.26	$16.40				$9.03	$7.99
Ending Unit Value	$12.32	$12.62				$6.34	$6.09
Number of Units Outstanding	11,154,891	6,117,652				320,017	244,202
Net Assets (000's)	$137,495	$77,178				$2,029	$1,488

GWLA Select - Selected data for accumulation units

Outstanding through each period ending December 31

	Schwab Money Market	Schwab S&P 500 Index	DWS Blue Chip VIP	DWS Dreman High Return Equity VIP	DWS Dreman Small Mid Cap Value VIP	DWS Capital Growth VIP	DWS Growth & Income VIP	DWS Health Care VIP

2001
Beginning Unit Value	$11.93	$18.83				$11.30	$9.09
Ending Unit Value	$12.26	$16.40				$9.03	$7.99
Number of Units Outstanding	13,479,708	6,729,128				438,902	376,108
Net Assets (000's)	$165,358	$110,371				$3,964	$3,006

2000
Beginning Unit Value	$11.35	$20.95				$12.64	$9.36
Ending Unit Value	$11.93	$18.83				$11.30	$9.09
Number of Units Outstanding	12,387,477	5,933,342				403,433	190,165
Net Assets (000's)	$147,767	$111,752				$4,557	$1,728

1999
Beginning Unit Value	$10.93	$17.54				$10.00	$10.00
Ending Unit Value	$11.35	$20.95				$12.64	$9.36
Number of Units Outstanding	9,858,627	5,457,283				186,640	61,409
Net Assets (000's)	$111,967	$114,346				$2,360	$575

1998
Beginning Unit Value	$10.49	$13.81
Ending Unit Value	$10.93	$17.54
Number of Units Outstanding	6,647,088	4,084,150
Net Assets (000's)	$72,692	$71,644

GWLA Select - Selected data for accumulation units

Outstanding through each period ending December 31

	DWS Large Cap Value VIP	DWS Small Cap Index VIP	Third Avenue Value	Universal Institutional Funds U.S. Real Estate*	Van Kampen LIT Comstock	Van Kampen LIT Growth & Income	Wells Fargo Advantage VT Multicap Value	Wells Fargo Advantage VT Opportunity

Date Sub-Account Commenced Operations	05/02/05	05/03/99	5/1/06	09/17/97	05/02/05	05/02/05	05/03/99	5/1/06
2007
Beginning Unit Value	$11.98	$18.06	$10.31	$35.32	$12.23	$12.70	$15.30	$10.41
Ending Unit Value	$13.44	$17.57	$9.73	$29.04	$11.88	$12.94	$15.07	$11.01
Number of Units Outstanding	63,813	522,916	362,784	401,003	75,106	190,221	362,468	53,096
Net Assets (000's)	$857	$9,193	$3,531	$11,659	$892	$2,462	$5,544	$584

2006
Beginning Unit Value	$10.47	$15.51	$10.00	$25.80	$10.61	$11.02	$13.34	$10.00
Ending Unit Value	$11.98	$18.06	$10.31	$35.32	$12.23	$12.70	$15.30	$10.41
Number of Units Outstanding	36,121	655,536	301,045	670,443	92,190	170,507	487,390	44,787
Net Assets (000's)	$433	$11,839	$3,104	$23,695	$1,128	$2,165	$7,450	$466

2005
Beginning Unit Value	$10.00	$15.00		$22.23	$10.00	$10.00	$11.55
Ending Unit Value	$10.47	$15.51		$25.80	$10.61	$11.02	$13.34
Number of Units Outstanding	21,833	833,460		708,617	70,737	79,968	642,411
Net Assets (000's)	$229	$12,923		$18,297	$751	$881	$8,569

2004
Beginning Unit Value		$12.85		$16.44			$9.97
Ending Unit Value		$15.00		$22.24			$11.55
Number of Units Outstanding		1,084,191		971,354			960,428
Net Assets (000's)		$16,261		$21,606			$11,090

2003
Beginning Unit Value		$8.85		$12.06			$7.27
Ending Unit Value		$12.85		$16.44			$9.97
Number of Units Outstanding		1,223,240		1,117,565			1,209,130
Net Assets (000's)		$15,713		$18,379			$12,086

2002
Beginning Unit Value		$11.24		$12.26			$9.54
Ending Unit Value		$8.85		$12.06			$7.27
Number of Units Outstanding		930,019		1,059,611			1,361,907
Net Assets (000's)		$8,228		$12,782			$9,923

GWLA Select - Selected data for accumulation units

Outstanding through each period ending December 31

	DWS Large Cap Value VIP	DWS Small Cap Index VIP	Third Avenue Value	Universal Institutional Funds U.S. Real Estate*	Van Kampen LIT Comstock	Van Kampen LIT Growth & Income	Wells Fargo Advantage VT Small/Mid Cap Value	Wells Fargo Advantage VT Opportunity
2001
Beginning Unit Value		$11.10		$11.25			$9.24
Ending Unit Value		$11.24		$12.26			$9.54
Number of Units Outstanding		843,685		830,637			1,463,902
Net Assets (000's)		$9,484		$10,186			$13,995

2000
Beginning Unit Value		$11.65		$8.86			$8.64
Ending Unit Value		$11.10		$11.25			$9.24
Number of Units Outstanding		464,935		786,877			553,906
Net Assets (000's)		$5,162		$8,860			$5,146

1999
Beginning Unit Value		$10.00		$9.25			$10.00
Ending Unit Value		$11.65		$8.86			$8.64
Number of Units Outstanding		203,338		347,481			91,471
Net Assets (000's)		$2,369		$3,083			$817

1998
Beginning Unit Value				$10.56
Ending Unit Value				$9.25
Number of Units Outstanding				308,021
Net Assets (000's)				$2,854

GWLA Select - Selected data for accumulation units

Outstanding through each period ending December 31

	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares	Janus Aspen Series Growth & Income Service Shares	Janus Aspen Series International Growth Service Shares

Date Sub-Account Commenced Operations	7/10/07	7/10/07	7/10/07	7/10/07
2007
Beginning Unit Value	$10.00	$10.00	$10.00	$10.00
Ending Unit Value	$10.42	$10.42	$10.21	$11.90
Number of Units Outstanding	139,803	244,864	109,725	490,829
Net Assets (000's)	$1,457	$2,551	$1,121	$5,841

2006
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)

2005
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)

2004
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)

2003
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)

2002
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)

GWLA Select - Selected data for accumulation units

Outstanding through each period ending December 31

	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares	Janus Aspen Series Growth & Income Service Shares	Janus Aspen Series International Growth Service Shares
2001
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)

2000
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)

1999
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)

1998
Beginning Unit Value
Ending Unit Value
Number of Units Outstanding
Net Assets (000's)

*On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio were merged into this underlying Portfolio. The data shown above reflects financial information for the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio until September 22, 2000, and for the Morgan Stanley Universal Institutional Funds U.S. Real Estate Portfolio after that date.

Appendix B—Market Value Adjustments

The amount available for a full surrender, partial withdrawal, or Transfer equals the amount requested plus or minus the Market Value Adjustment (MVA). The MVA is calculated by multiplying the amount requested by the Market Value Adjustment Factor (MVAF).

The MVA formula

The MVA is determined using the following formula:

MVA = (amount applied) X (Market Value Adjustment Factor)

The MVAF is:

{[(1 + i)/(1 + j +.10%)] N/12} – 1

Where:

•

i is the U.S. Treasury Strip ask side yield as published by Bloomberg Professional® on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period.

•

j is the U.S. Treasury Strip ask side yield as published by Bloomberg Professional® on the last business day of the week prior to the week the Guarantee Period is broken. The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years.

•	N is the number of complete months remaining until maturity.

The MVA will equal 0 if:

•	i and j differ by less than .10%
•	N is less than 6
•	The MVAF is less than 0

Examples

On the next page are four examples of Market Value Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates (i and j are within .10% of each other), and (4) less than 6 months to maturity.

Example 1—Increasing Interest Rates

Deposit	$25,000 on November 1, 2000
Maturity date	De cember 31, 2009
Interest Guarantee Period	10 years
I	Assumed to be 6.15%
Surrender date	July 1, 2004
J	7.00%
Amount surrendered	$10,000
N	65

MVAF	= {[(1 + i)/(1 + j + .10%)]N/12 } - 1
= {[1.0615/1.071]65/12 } - 1
= .952885 - 1
= -.047115

However, if the MVAF formula result is < 0, there will be no market value adjustment to the amount of the distribution.

MVA	= (amount transferred or surrendered) x MVAF
= $10,000 x 0
= 0

Surrender Value = (amount transferred or surrendered + MVA)

= ($10,000 + 0)
= $10,000

Example 2—Decreasing Interest Rates

Deposit	$25,000 on November 1,2000
Maturity date	December 31, 2009
Interest Guarantee Period	10 years
I	Assumed to be 6.15%
Surrender date	July 1, 2004
j	5.00%
Amount surrendered	$10,000
N	65

MVAF	= {[(1 + i)/(1 + j + .10%)]N/12 } - 1
= {[1.0615/1.051]65/12 } - 1
= .055323
MVA	= (amount transferred or surrendered) x MVAF
= $10,000 x .0055323
= $553.23

Surrender Value = (amount transferred or surrendered + MVA)

= ($10,000 + $553.23)
= $10,553.23

B-1

Example 3—Flat Interest Rates (i and j are within .10% of each other)

Deposit	$25,000 on November 1, 2000
Maturity date	December 31, 2009
Interest Guarantee Period	10 years
i	Assumed to be 6.15%
Surrender date	July 1, 2004
J	6.24%
Amount surrendered	$10,000
N	65

MVAF	= {[(1 + i)/(1 + j + .10%)]N/12 } - 1
= {[1.0615/1.0634]65/12 } - 1
= .99036 - 1
= -.00964

However, [i-j] <.10%, so MVAF = 0

MVA	= (amount transferred or surrendered) x MVAF
= $10,000 x 0
= $0

Surrender Value = (amount transferred or surrendered + MVA)

= ($10,000 + $0)
= $10,000

Example 4—N equals less than six months to maturity

Deposit	$25,000 on November 1, 2000
Maturity date	December 31, 2009
Interest Guarantee Period	10 years
i	assumed to be 6.15%
Surrender date	July 1, 2009
j	7.00%
Amount surrendered	$10,000
N	5

MVAF	= {[(1 + i)/(1 + j + .10%)]N/12 } - 1
= {[1.0615/1.071]5/12 } - 1
= .99629 - 1
= -.00371

However, N<6, so MVAF = 0

MVA	= (amount transferred or surrendered) x MVAF
= $10,000 x 0
= $0

Surrender Value = (amount transferred or surrendered + MVA)

= ($10,000 + $0)
= $10,000

B-2

Appendix C—Net Investment Factor

The net investment factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

1)	the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus
3)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the mortality and expense risk charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.85%.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

C-1

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB SELECT ANNUITY®

Flexible Premium Deferred
Combination Variable and Fixed Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111

Telephone: (800) 468-8661 (Outside Colorado)

(800) 547-4957 (Colorado)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2008, which is available without charge by contacting the Annuity Service Center, P.O. Box 173920 Denver, Colorado 80217-3920 or at 1-800-838-0650.

May 1, 2008

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company (the "Company" or “GWL&A”), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.

The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission (the “SEC”). The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

Best's Insurance Reports has assigned the Company to its highest of ten categories for financial strength and operating performance at A+, “Superior.” Fitch, Inc. has assigned the Company its second highest rating of eight categories to AA+, “Very Strong.” Standard & Poor's Corporation has assigned the Company to its second highest of nine categories with an AA, “Very Strong.” Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa3 (Excellent) which is its second highest category of nine categories.

CALCULATION OF ANNUITY PAYMENTS

A.	Fixed Annuity Options

The amount of each annuity payment under a fixed annuity option is fixed and guaranteed by the Company. On the Payout Commencement Date, the Annuity Account Value held in the Guarantee Period Fund, with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payments will not vary during the entire period of annuity payments and are determined according to the provisions of the annuity option selected.

B.	Variable Annuity Options

To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payment by the Annuity Unit Value on the fifth Valuation Date preceding the date the first payout is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the Annuity Payout Period.

The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payout is due. The total amount of each Variable Annuity Payment will be the sum of the variable annuity payments for each Sub-Account.

POSTPONEMENT OF PAYMENTS

With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by Great-West Annuity Service Center. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the SEC, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the SEC may by order permit for the protection of investors.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of GWL&A.

B.	Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as GWL&A’s and the Series Account’s independent registered public accounting firm. Deloitte & Touche LLP examines financial statements for GWL&A and the Series Account and provides other audit, tax, and related services.

The financial statements of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company and the financial statements of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information and the related financial statement schedule included elsewhere in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement which reports express an unqualified opinion on the financial statements of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company and the consolidated financial statements and financial statement schedule of Great-West Life & Annuity Insurance Company and includes an explanatory paragraph referring to the change in method of accounting for income taxes, as required by accounting guidance adopted on January 1, 2007, and change in method of accounting for defined benefit and other post retirement plans and share based payments as required by accounting guidance which was adopted on December 31, 2006, and January 1, 2006, respectively, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

C.	Principal Underwriter

The Company has discontinued the offering of the Contract. Prior to April 30, 2007, the offering of the Contracts was made on a continuous basis by GWFS Equities, Inc. ("GWFS"), an affiliate of GWL&A. GWFS is a Delaware corporation and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Contract generally was issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS or any previous principal underwriter for the Contracts was zero for the last three fiscal years.

D.	Administrative Services

Certain administrative services are provided by GWFS to assist GWL&A in processing the Contracts. These services are described in written agreements between GWFS and GWL&A. The total compensation paid to GWFS in connection with these services was zero for the last three fiscal years.

WITHHOLDING

Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

FINANCIAL STATEMENTS

The consolidated financial statements of GWL&A should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the investment division of the Series Account. The financial statements of the Series Account are also included herein.

Great-West Life & Annuity Insurance Company

Financial Statements for the Years Ended December 31, 2007 and 2006

and Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Great-West Life & Annuity Insurance Company
Greenwood Village, Colorado

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries (the “Company”) as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedule listed in the Index at Item 8. These financial statements and financial statement schedule are the responsibility of the Company’s management. Our responsibility is to express an opinion on the financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

As discussed in Note 4, the Company changed its method of accounting for income taxes, as required by accounting guidance on January 1, 2007, and changed its method of accounting for defined benefit and other post retirement plans and share based payments as required by accounting guidance which the Company adopted on December 31, 2006, and January 1, 2006, respectively.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
March 27, 2008

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2007 and 2006
(In Thousands, Except Share Amounts)

	December 31,

	2007	2006

Assets
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost $13,592,003 and $15,367,735)	$13,551,233	$15,309,951
Fixed maturities held for trading, at fair value (amortized cost $22,855 and $0)	23,060	—
Mortgage loans on real estate (net of allowances of $9,448 and $15,661)	1,207,169	1,338,193
Equity investments available-for-sale, at fair value (cost $19,749 and $17,875)	29,576	28,242
Policy loans	3,767,872	3,797,585
Short-term investments, available-for-sale (cost approximates fair value)	472,633	960,999
Limited partnership interests	326,971	345,192
Other investments	4,169	4,413

Total investments	19,382,683	21,784,575
Other assets:
Cash	54,814	32,589
Reinsurance receivable:
Related party	381,931	531,389
Other	123,176	176,368
Deferred acquisition costs and value of business acquired	443,302	505,134
Investment income due and accrued	142,801	159,778
Premiums in course of collection	5,443	10,327
Deferred income taxes	155,548	163,796
Collateral under securities lending agreements	93,472	382,423
Due from parent and affiliates	29,138	10,650
Goodwill	101,655	102,374
Other intangible assets	39,234	43,293
Other assets	522,685	494,399
Assets of discontinued operations	724,766	794,785
Separate account assets	18,089,984	16,289,974

Total assets	$40,290,632	$41,481,854

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Balance Sheets
December 31, 2007 and 2006
(In Thousands, Except Share Amounts)

	December 31,

	2007	2006

Liabilities and stockholder’s equity
Policy benefit liabilities:
Policy reserves:
Related party	$2,493,511	$4,639,829
Other	14,883,183	14,547,742
Policy and contract claims	262,503	309,442
Policyholders’ funds	302,957	272,707
Provision for policyholders’ dividends	78,276	109,700
Undistributed earnings on participating business	209,036	188,198

Total policy benefit liabilities	18,229,466	20,067,618

General liabilities:
Due to parent and affiliates	534,956	547,951
Repurchase agreements	138,537	744,117
Commercial paper	95,667	95,020
Payable under securities lending agreements	93,472	382,423
Other liabilities	648,857	622,513
Liabilities of discontinued operations	468,496	603,283
Separate account liabilities	18,089,984	16,289,974

Total liabilities	38,299,435	39,352,899

Commitments and contingencies (Note 21)

Stockholder’s equity:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $1 par value, 50,000,000 shares authorized; 7,032,000 shares issued and outstanding	7,032	7,032
Additional paid-in capital	747,533	737,857
Accumulated other comprehensive income (loss)	(1,518)	(46,537)
Retained earnings	1,238,150	1,430,603

Total stockholder’s equity	1,991,197	2,128,955

Total liabilities and stockholder’s equity	$40,290,632	$41,481,854

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Income
Years Ended December 31, 2007, 2006 and 2005
(In Thousands)

	Year Ended December 31,

	2007	2006	2005

Revenues:
Premium income:
Related party (net of related party premiums ceded of $1,391,980, $4,827 and $5,185)	($1,146,908)	$275,169	$321,663
Other (net of premiums ceded of $40,380, $47,122 and $61,996	289,641	307,283	324,373
Fee income	463,265	341,372	302,961
Net investment income	1,139,541	1,110,136	1,044,081
Net realized gains (losses) on investments	(2,028)	(9,465)	18,697

Total revenues	743,511	2,024,495	2,011,775

Benefits and expenses:
Life and other policy benefits (net of reinsurance recoveries of $39,640, $58,012 and $95,566)	624,381	702,262	632,098
Increase (decrease) in policy reserves:
Related party	(1,539,777)	29,245	147,466
Other	79,254	11,132	49,571
Interest paid or credited to contractholders	497,438	470,416	477,381
Provision for policyholders’ share of earnings on participating business	20,296	9,061	(3,039)
Dividends to policyholders	93,544	98,605	100,613

Total benefits	(224,864)	1,320,721	1,404,090
General insurance expenses	432,426	367,315	294,081
Amortization of deferred acquisition costs and value of business acquired	135,570	46,191	51,528
Interest expense	41,713	33,623	14,396

Total benefits and expenses	384,845	1,767,850	1,764,095

Income from continuing operations before income taxes	358,666	256,645	247,680
Income tax expense	118,791	72,603	66,545

Income from continuing operations	239,875	184,042	181,135
Income from discontinued operations, net of income taxes of $85,707, $79,291 and $94,899	178,853	153,160	190,420

Net income	$418,728	$337,202	$371,555

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Condensed Consolidated Statements of Stockholder’s Equity
Years Ended December 31, 2007, 2006 and 2005
(In Thousands)

			Accumulated Other Comprehensive Income

	Common Stock	Additional Paid-in Capital	Unrealized Gains (Losses) on Securities	Employee Benefit Plan Adjustments	Retained Earnings	Total

Balances, January 1, 2005	$7,032	$725,935	$133,546	($14,751)	$1,192,599	$2,044,361
Net income					371,555	371,555
Other comprehensive income (loss):
Net change in unrealized losses			(125,280)			(125,280)
Minimum pension liability adjustment				(10,333)		(10,333)

Total comprehensive income						235,942
Dividends					(221,358)	(221,358)
Income tax benefit on stock-based compensation		2,766				2,766

Balances, December 31, 2005	$7,032	$728,701	$8,266	($25,084)	$1,342,796	$2,061,711
Net income					337,202	337,202
Other comprehensive income (loss):
Net change in unrealized losses			(23,974)			(23,974)
Minimum pension liability adjustment				989		989

Total comprehensive income						314,217
Impact of adopting SFAS No. 158				(6,734)		(6,734)
Dividends					(249,395)	(249,395)
Capital contribution - stock-based compensation		4,525				4,525
Income tax benefit on stock-based compensation		4,631				4,631

Balances, December 31, 2006	$7,032	$737,857	($15,708)	($30,829)	$1,430,603	$2,128,955
Net income					418,728	418,728
Other comprehensive income (loss):
Net change in unrealized gains			9,903			9,903
Minimum pension liability adjustment				34,998		34,998

Total comprehensive income						463,629
Impact of adopting SFAS No. 155			118		(3)	115
Impact of adopting FIN No. 48					(6,195)	(6,195)
Dividends					(604,983)	(604,983)
Capital contribution - stock-based compensation		3,816				3,816
Income tax benefit on stock-based compensation		5,860				5,860

Balances, December 31, 2007	$7,032	$747,533	($5,687)	$4,169	$1,238,150	$1,991,197

See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2007, 2006 and 2005
(In Thousands)

	Year Ended December 31,

	2007	2006	2005

Cash flows from operating activities:
Net income	$418,728	$337,202	$371,555
Adjustments to reconcile net income to net cash provided by operating activities:
Earnings allocated to participating policyholders	20,296	9,061	(3,039)
Amortization of (premiums) accretion of discounts on investments, net	(58,067)	(55,218)	(52,712)
Net realized (gains) losses on investments	(2,155)	12,076	(38,977)
Net purchases of trading securities	(20,825)	—	—
Depreciation and amortization	176,560	77,256	81,847
Deferral of acquisition costs	(73,062)	(60,187)	(50,437)
Deferred income taxes	(5,239)	32,807	20,108
Changes in assets and liabilities, net of effects of acquisitions:
Policy benefit liabilities	85,799	197,465	86,845
Reinsurance receivable	(106,382)	40,279	120,793
Accrued interest and other receivables	26,695	(16,501)	1,022
Other, net	46,513	(25,994)	(189,526)

Net cash provided by operating activities	508,861	548,246	347,479

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities available-for-sale	4,052,791	7,486,226	5,783,036
Mortgage loans on real estate	159,959	325,291	250,112
Equity investments and other limited partnership interests	51,596	209,453	240,886
Purchases of investments:
Fixed maturities available-for-sale	(4,015,650)	(9,146,358)	(5,933,327)
Mortgage loans on real estate	(228,746)	(209,079)	(122,078)
Equity investments and other limited partnership interests	(35,372)	(56,350)	(121,881)
Acquisitions, net of cash acquired	(15,208)	1,301,372	—
Net change in short-term investments	1,132,840	3,459	(574,229)
Net change in repurchase agreements	(625,242)	7,874	192,658
Other, net	(36,643)	(33,629)	64,505

Net cash provided by (used in) investing activities	440,325	(111,741)	(220,318)

See notes to consolidated financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2007, 2006 and 2005
(In Thousands)

	Year Ended December 31,

	2007	2006	2005

Cash flows from financing activities:
Contract deposits	$1,228,154	$1,065,805	$1,166,502
Contract withdrawals	(1,491,994)	(1,603,285)	(1,195,166)
Change in due to parent and affiliates	(31,483)	323,018	60,426
Dividends paid	(604,983)	(249,395)	(221,358)
Net commercial paper borrowings (repayments)	647	(44)	20
Change in bank overdrafts	(23,523)	(1,566)	7,034
Income tax benefit of stock option exercises	5,860	4,631	2,766

Net cash used in financing activities	(917,322)	(460,836)	(179,776)

Net increase (decrease) in cash	31,864	(24,331)	(52,615)
Cash, continuing and discontinued operations, beginning of year	33,572	57,903	110,518

Cash, continuing and discontinued operations, end of year	65,436	33,572	57,903
Less cash, discontinued operations, end of year	(10,622)	(983)	(2,382)

Cash, end of year	$54,814	$32,589	$55,521

Supplemental disclosures of cash flow information:
Net cash paid during the year for:
Income taxes	$121,847	$63,619	$93,608
Interest	41,713	30,959	17,553

Non-cash investing and financing transactions during the years:
Assets transferred from The Canada Life Assurance Company (See Note 5)	$—	$87,622	$468,123
Fair value of assets acquired in settlement of fixed maturity investments		—	4,659
Share-based compensation expense	3,816	4,525	—
Return of invested reinsurance assets to The Canada Life Assurance Company (See Note 5)	1,608,909	—	—

See notes to consolidated financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

1. Organization, Basis of Presentation and Significant Accounting Policies

Organization - Great-West Life & Annuity Insurance Company and its subsidiaries (collectively, the “Company”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”). The Company offers a wide range of life insurance and retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance.

Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses on mortgage loans on real estate, deferred acquisition costs and value of business acquired, goodwill and other intangible assets, derivative instruments, valuation of privately placed and non-actively traded public investments, employee benefits plans and taxes on income. Actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company and its subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

A reclassification was made in the 2006 consolidated balance sheet to conform to the 2007 presentation. Certain equity investments which in 2007 are presented in limited partnership interests were presented as equity investments in 2006.

Reclassifications were also made to the accompanying consolidated balance sheet at December 31, 2006 and the consolidated statements of income for the years ended December 31, 2006 and 2005 to reflect the Company’s discontinued operations. See Note 2.

The reclassifications had no effect on previously reported net income, total assets or total stockholder’s equity and were made in order to further enhance the readers’ understanding of the Company’s consolidated financial statements.

Significant Accounting Policies

Investments - Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, recorded in accumulated other comprehensive income in the stockholder’s equity section in the consolidated balance sheets. Net unrealized gains and losses related to participating contract policies are recorded as undistributed earnings on participating business in the Company’s consolidated balance sheets.

Premiums and discounts are recognized as a component of net investment income using the scientific interest method. Realized gains and losses and declines in value determined to be other-than-temporary are included in net realized gains (losses) on investments.

During the year ended December 31, 2007, the Company purchased fixed maturity securities which were classified as held for trading. Assets in the held for trading category are carried at fair value with changes in fair value reported in net investment income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned.

2.

Mortgage loans on real estate are commercial loans and are carried at their unpaid balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the scientific interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

The Company maintains an allowance for credit losses at a level that, in management’s opinion, is sufficient to absorb credit losses on its impaired loans. Management’s judgment is based upon extensive situational analysis of each individual loan and may consider past loss experience and current and projected economic conditions. The measurement of impaired loans is based upon the fair value of the underlying collateral.

3.

Equity investments classified as available-for-sale are carried at fair value with net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder’s equity section of the Company’s consolidated balance sheets. The Company uses the equity method of accounting for investments in which it has more than a minority interest and has influence in the entity’s operating and financial policies, but does not have a controlling interest. Realized gains and losses and declines in value, determined to be other-than-temporary, are included in net realized gains (losses) on investments.

4.

Limited partnership interests are valued under the cost method of accounting. The Company uses this method since it has a minority equity interest and virtually no influence over the entity’s operations. Also included in other limited partnership interests are limited partnerships established for the purpose of investing in low-income housing that qualify for federal and state tax credits. These securities are carried at amortized cost as determined using the effective yield method.

5.	Policy loans are carried at their unpaid balances.

6.

Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost, which approximates fair value. The Company classifies its short-term investments as available-for-sale.

7.	Gains and losses realized on disposal of investments are determined on a specific identification basis.

8.

The Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included in repurchase agreements in the accompanying consolidated balance sheets. The liability is collateralized by securities with approximately the same fair value.

9.

The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

the securities loaned in event of default by the borrower. The Company’s securities lending transactions are accounted for as collateralized borrowings. Collateral is defined as government securities, letters of credit and/or cash collateral. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

Derivative financial instruments - All derivatives, whether designated in hedging relationships or not, are recorded on the consolidated balance sheets in other assets and other liabilities at fair value. Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a fair value hedge, the changes in its fair value and of the fair value of the hedged item attributable to the hedged risk are recognized in earnings in net investment income. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income in the Company’s consolidated balance sheets and are recognized in the consolidated income statements when the hedged item affects earnings. Changes in the fair value of derivatives not qualifying for hedge accounting and the over effective portion of cash flow hedges are recognized in net investment income in the period of the change.

Cash - Cash includes only amounts in demand deposit accounts.

Bank overdrafts - The Company’s cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis. Checks issued but not yet presented to banks for payment can result in overdraft balances for accounting purposes and are included in other liabilities in the accompanying consolidated balance sheets. At December 31, 2007 and 2006, these liabilities were $48,449 and $35,167, respectively.

Internal use software - Capitalized internal use software development costs, net of accumulated depreciation, in the amounts of $38,537 and $43,521, are included in other assets at December 31, 2007 and 2006, respectively. The Company capitalized $3,504, $9,329 and $8,732 of internal use software development costs during the years ended December 31, 2007, 2006 and 2005, respectively.

Deferred acquisition costs (“DAC”) and value of business acquired (“VOBA”) - DAC, which primarily consists of sales commissions and costs associated with the Company’s sales representatives related to the production of new business or through the acquisition of insurance or annuity contracts through indemnity reinsurance transactions, have been deferred to the extent recoverable. VOBA represents the estimated fair value of insurance or annuity contracts acquired either directly through the acquisition of another insurance company or through the acquisition of insurance or annuity contracts through assumption reinsurance transactions. The recoverability of such costs is dependent upon the future profitability of the related business. DAC and VOBA associated with the annuity products and flexible premium universal life insurance products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. DAC and VOBA associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. See Note 9 for additional information regarding deferred acquisition costs and the value of business acquired.

Goodwill and other intangible assets - Goodwill is the excess of cost over the fair value of assets acquired and liabilities assumed in connection with an acquisition. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2007, 2006 or 2005.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

Other intangible assets represent the estimated fair value of the portion of the purchase price that was allocated to the value of customer relationships, preferred provider networks and healthcare provider networks in various acquisitions. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. The initial valuations of these intangible assets were supported by an independent valuation study that was commissioned by the Company and executed by qualified valuation experts. Other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially ranged from 4 to 14 years (weighted average 13 years), primarily based upon the cash flows generated by these assets.

Separate accounts - Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company’s separate accounts invest in shares of Maxim Series Fund, Inc., an open-end management investment company, and Putnam Funds which are affiliates of the Company, in addition to shares of other non-affiliated mutual funds and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contract holders and, therefore, are not included in the Company’s consolidated statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges. The Company’s separate accounts include mutual funds or other investment options that, beginning in 2005, purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2007 and 2006, these purchases totaled $74,855 and $67,546, respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $383,319 and $356,992 at December 31, 2007 and 2006, respectively, to avoid the overstatement of assets and liabilities in its consolidated balance sheets at those dates.

Life insurance and annuity reserves - Life insurance and annuity reserves with life contingencies in the amounts of $11,330,656 and $12,826,595 at December 31, 2007 and 2006, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies in the amounts of $5,998,749 and $6,318,534 at December 31, 2007 and 2006, respectively, are established at the contract holder’s account value.

Reinsurance - Policy reserves and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims - Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating fund account - The policies in which the policyholder shares in the Company’s participating earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience. The amount of dividends to be paid is determined annually by the Board of Directors.

Participating life and annuity policy reserves are $6,019,015 and $6,793,239 at December 31, 2007 and 2006, respectively. Participating business approximates 8.3% and 12.8% of the Company’s individual life insurance in-force at December 31, 2007 and 2006, respectively, and 32.4%, 58.0% and 42.0% of individual life insurance premium income for the years ended December 31, 2007, 2006 and 2005, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The Company has established a Participating Policyholder Experience Account (“PPEA”) for the benefit of all participating policyholders, which is included in the accompanying consolidated balance sheets.  In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general account assets.

The Company has also established a Participation Fund Account (“PFA”) for the benefit of the participating policyholders previously assumed from The Great-West Life Assurance Company (“GWL”) under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue for the benefit of the participating policyholders.

Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes - Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s consolidated financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than the enactments or changes in the tax laws or rules, are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

As described more fully in Note 4, the Company adopted FIN No. 48, “Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109”(“FIN 48”) effective January 1, 2007. Among other things, under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements.

Stock options - Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. On January 1, 2006, the Company adopted the provisions of Statement of Financial Accounting Standards No. 123R “Share-Based Payment” (“SFAS No. 123R”) which requires it to use the fair value method to recognize the cost of share-based employee compensation. Previously, the Company elected only to disclose the proforma impact of recording the fair value of stock options under the provisions of Statement of Financial Accounting Standards No. 123 “Accounting for Stock-Based Compensation” in the notes to its consolidated financial statements (See Notes 4 and 19).

Regulatory requirements - In accordance with the requirements of the Colorado Division of Insurance, the Company must demonstrate that it maintains adequate capital. At December 31, 2007 and 2006, the Company was in compliance with the requirement. (See Note 12).

In accordance with the requirements of the regulatory authorities in the states in which the Company conducts its business, it is required to maintain deposits with those authorities for the purpose of security for policy and contract holders. The Company fulfills this requirement generally with the deposit of United States government obligations.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

2. Discontinued Operations and Assets and Liabilities Held for Sale

On November 26, 2007, the Company and certain of its subsidiaries entered into a definitive Asset and Stock Purchase Agreement to sell substantially all of their healthcare insurance business to a subsidiary of CIGNA Corporation (“CIGNA”) for $1.5 billion in cash, subject to regulatory and certain other approvals. The transaction is expected to be completed during the second quarter of 2008. The business to be sold, formerly reported as the Company’s Healthcare segment, is the vehicle through which the Company markets and administers group life and health insurance to small and mid-sized employers. CIGNA will acquire from the Company the stop loss, group life, group disability, group medical, group dental, group vision, group prescription drug coverage and group accidental death and dismemberment insurance business in the United States and the Company’s supporting information technology infrastructure through a combination of 100% indemnity reinsurance agreements, renewal rights, related administrative service agreements and the acquisition of certain of the Company’s subsidiaries. The Company will retain a small portion of its Healthcare business and reports it within its Individual Markets segment. Upon completion of the proposed transaction, the Company’s business will be that of its Individual Markets, Retirement Services and Other segments (See Note 18). As required by Statement of Financial Accounting Standards No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets,” the statements of income and balance sheets of these business activities are presented as discontinued operations for all periods presented in the consolidated financial statements.

In addition, the Company and CIGNA will enter into a Transition Services Agreement (the “Transition Agreement”) whereby the Company will provide certain intellectual technology and administrative and legal services on behalf of CIGNA for a period of up to twenty-four months, which may be extended, following the completion of the proposed transaction. CIGNA will pay the Company pre-determined monthly fees for these services and will reimburse it for other expenditures it makes under the terms of the Transition Agreement.

The following table summarizes the major classifications of assets and liabilities of discontinued operations at December 31, 2007 and 2006:

	December 31,

Assets	2007	2006

Fixed maturities available-for-sale	$181,051	$176,704
Short-term investments, available-for-sale	70,044	95,706
Receivables related to uninsured accident and health plan claims, net	134,397	150,854
Reinsurance receivable	46,772	81,987
Goodwill and other intangible assets	58,238	47,475
Premiums in course of collection	91,162	97,547
Deferred income taxes	(9,673)	9,263
Other	152,775	135,249

Total assets	$724,766	$794,785

Liabilities

Policy reserves	$103,219	$148,184
Policy and contract claims	84,662	103,580
Policyholders’ funds	106,563	113,594
Other	174,052	237,925

Total liabilities	$468,496	$603,283

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The following table summarizes selected financial information included in income from discontinued operations in the consolidated statements of income for the years ended December 31, 2007, 2006 and 2005:

	Year Ended December 31,

	2007	2006	2005

Total revenues from discontinued operations	$1,343,961	$1,609,654	$1,303,960
Total benefits and expenses from discontinued operations	1,079,401	1,377,203	1,018,641

Income from discontinued operations before income taxes	264,560	232,451	285,319
Provision for income taxes	85,707	79,291	94,899

Income from discontinued operations	$178,853	$153,160	$190,420

3. Acquisitions

Metropolitan Life Insurance Company’s 401(k) and defined benefit business

On October 2, 2006, the Company purchased several parts of the full service-bundled, small and midsized 401(k) as well as certain defined benefit plan business from Metropolitan Life Insurance Company and its affiliates (“MetLife”). The assets acquired and liabilities assumed and the results of operations have been included in the Company’s consolidated financial statements since that date. The acquisition included the associated dedicated distribution group, including wholesalers, relationship managers and sales associates. As a result of the acquisition, the Company added approximately 280,000 participants in the 401(k) full service segment and increased its distribution capacity.

The purchase included a 100% coinsurance agreement reinsuring the acquired general account business and a 100% modified-coinsurance agreement reinsuring the acquired separate account business. The Company will replace the acquired MetLife policies with its policies over a three year period. As these policies are replaced, they will no longer be subject to the reinsurance agreements. Under the coinsurance agreement, the Company acquired all of the insurance liabilities associated with these contracts and received from MetLife cash to support these liabilities, net of the purchase price. Under the modified-coinsurance agreement, MetLife retained the approximate $2.3 billion of separate account assets and liabilities but cedes to the Company all of the net profits and losses and related net cash flows. In addition, the Company acquired the rights to provide administrative services and recordkeeping functions for approximately $3.2 billion of participant account values.

The purchase price has been allocated to the assets acquired and liabilities assumed using management’s best estimate of their fair values as of the acquisition date and the use of a third-party business valuation expert to estimate the value of business acquired (“VOBA”) and goodwill. The following table presents an allocation of the purchase price to assets acquired and liabilities assumed as adjusted for revisions to the original purchase price allocation at October 2, 2006:

Assets

Cash acquired, net of cash consideration	$1,384,117
Value of business acquired	46,033
Goodwill	56,981
Other intangible assets	6,337
Other assets	650

Total assets	$1,494,118

Liabilities and Stockholder’s Equity

Policy reserves	$1,486,147
Other liabilities	7,971

Total liabilities	$1,494,118

VOBA reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

performance, surrenders, operating expenses, investment returns and other factors. Actual experience of the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA for these annuity products is adjusted to reflect actual experience. The VOBA has an expected amortization period of 14 years.

The value of the identifiable intangible assets reflects the estimated fair value of customer relationships for the recordkeeping business acquired and amounted to $6,337 as a result of this acquisition. This intangible will be amortized in relation to the expected economic benefits of the agreement. If actual experience with customer relationships differs from expectations, the amortization will be adjusted to reflect actual experience. The customer relationship intangible asset has an expected weighted average amortization period of 14 years.

Goodwill is the excess of the cost of an acquired entity over the net amounts assigned to assets acquired and liabilities assumed. Goodwill resulting from the acquisition amounted to $56,981, all of which has been allocated to the Retirement Services segment. For income tax purposes, all of this goodwill will be deductible over 15 years.

U.S. Bank’s defined contribution business

On December 31, 2006, the Company purchased the full service-bundled, defined contribution business from U.S. Bank. The results of operations of this business have been included in the Company’s consolidated financial statements since that date. The acquired business primarily relates to the administration of approximately 1,900 401(k) plans which represent approximately 195,000 members and more than $9.0 billion in retirement plan assets. The acquisition includes the retention of relationship managers and sales and client service specialists. An adjustment to the purchase price may be paid to or received from U.S. Bank in 2008. The adjustment is contingent upon the attainment of certain revenue and contract retention targets. Any adjustment either paid to or received from U.S. Bank in future years will be recorded as an adjustment to the purchase price allocation in the period in which the contingency is resolved.

The purchase price has been allocated to the assets acquired and liabilities assumed using management’s best estimate of their fair values as of the acquisition date and the use of a third-party business valuation expert to estimate the value of goodwill and other intangible assets acquired. The following table presents an allocation of the purchase price to assets acquired and liabilities assumed as adjusted for revisions to the original purchase price allocation at December 31, 2006:

Assets

Cash consideration	($72,000)
Goodwill	38,990
Other intangible assets	35,010

Total assets	$2,000

Liabilities and Stockholder’s Equity

Other liabilities	$2,000

Total liabilities	$2,000

Goodwill is the excess of the cost of an acquired entity over the net amounts assigned to assets acquired and liabilities assumed. Goodwill resulting from the acquisition amounted to $38,990, all of which has been allocated to the Retirement Services segment. For income tax purposes, all of this goodwill will be deductible over 15 years.

The value of the identifiable intangible assets reflects the estimated fair value of customer relationships acquired of $27,040 and the estimated fair value of the preferred provider agreement of $7,970. These intangibles will be amortized in relation to the expected economic benefits of the agreement. If actual experience differs from expectations, the amortization will be adjusted to reflect actual experience. The intangibles have an expected weighted average amortization period of 14 years.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

4. Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In December 2004, the Financial Accounting Standards Board (the “FASB”) issued Statement of Financial Accounting Standards No. 123R, “Share-Based Payment” (“SFAS No. 123R”). SFAS No. 123R replaces Statement of Financial Accounting Standards No. 123 “Accounting for Stock-Based Compensation” (“SFAS No. 123”) and supersedes Accounting Principles Board Opinion No. 25 “Accounting for Stock Issued to Employees” (“APB No. 25”). SFAS No. 123R requires a company to use the fair value method to recognize the cost of its stock-based employee compensation and to provide certain other additional disclosures. Previously, the Company elected only to disclose the proforma impact of recording the fair value of stock options under the provisions of SFAS No. 123 in the notes to its consolidated financial statements. The Company adopted the provisions of SFAS No. 123R on January 1, 2006. The adoption of SFAS No. 123R did not have a material effect on the Company’s consolidated balance sheets or the results of its operations (See Note 19).

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position No. 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement of Financial Accounting Standards No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses From the Sale of Investments.” SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007. The adoption of SOP 05-1 did not have a material effect on the Company’s consolidated financial position or the results of its operations.

In November 2005, the FASB issued Staff Position No. FAS 115-1 and FAS 124-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP 115-1 and 124-1”). FSP 115-1 and 124-1 supersedes Emerging Issues Task Force Issue No. 03-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” and amends Statement of Financial Accounting Standards No. 115 “Accounting for Certain Investments in Debt and Equity Securities,” Statement of Financial Accounting Standards No. 124 “Accounting for Certain Investments Held by Not-for-Profit Organizations” and Accounting Principles Board Opinion No. 18 “The Equity Method of Accounting for Investments in Common Stock.” FSP 115-1 and 124-1 addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary in nature and the measurement of an impairment loss. FSP 115-1 and 124-1 also includes provisions for accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP 115-1 and 124-1 was effective for reporting periods beginning after December 15, 2005 with earlier adoption permitted. The Company adopted FSP 115-1 and 124-1 during its fiscal quarter ended December 31, 2005. The adoption of FSP 115-1 and 124-1 did not have a material effect on the Company’s consolidated financial position or the results of its operations.

In February 2006, the FASB issued Statement of Financial Accounting Standards No. 155, “Accounting for Certain Hybrid Financial Instruments” (“SFAS No. 155”). SFAS No. 155 permits any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation under Statement of Financial Accounting Standards No. 133 “Accounting for Derivative Instruments and Hedging Activities” to be carried at fair value in its entirety, with changes in fair value recognized in earnings. In addition, SFAS No. 155 requires that beneficial interests in securitized financial assets be analyzed to determine whether they are freestanding derivatives or contain an embedded derivative. SFAS No. 155 is applicable to new or

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

modified financial instruments in fiscal years beginning after September 15, 2006, however it may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS No. 155 on January 1, 2007. The adoption of SFAS No. 155 increased stockholder’s equity by $115.

In June 2006, the FASB issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with Statement of Financial Accounting Standards No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 on January 1, 2007. The adoption of FIN 48 decreased stockholder’s equity by $6,195.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 158, “Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans” (“SFAS No. 158”). For fiscal years ending after December 15, 2006, SFAS No. 158 requires a company to recognize in its balance sheet an asset for a defined benefit postretirement plan’s overfunded status or a liability for a plan’s underfunded status and recognize changes in the funded status of a defined benefit postretirement plan in the other comprehensive income section of stockholder’s equity in the year in which the changes occur, and provide additional disclosures. The Company adopted the recognition and disclosure provisions of SFAS No. 158 as of December 31, 2006. The adoption of SFAS No. 158 decreased accumulated other comprehensive income (loss) by $6,734. The adoption of SFAS No. 158 did not affect the results of operations for the year ended December 31, 2006. For fiscal years ended after December 15, 2008, SFAS No. 158 requires a company to measure a defined benefit postretirement plan’s assets and obligations that determine its funded status as of the end of its fiscal year. The Company is evaluating the impact that the adoption of the measurement date provision of SFAS No. 158 will have on its consolidated financial position and results of operations.

In September 2006, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements” (“SAB No. 108”). SAB No. 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB No. 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB No. 108. The Company adopted SAB No. 108 on December 31, 2006. The adoption of SAB No. 108 did not have a material effect on the Company’s consolidated financial position.

Accounting pronouncements that will be adopted in the future

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). SFAS No. 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS No. 157 also provides expanded information about the extent to which a company measures assets and liabilities at fair value, the information used to measure fair value and the effect of fair value measurements on earnings. SFAS No. 157 is applicable whenever other authoritative pronouncements require or permit assets or liabilities to be measured at fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company adopted the provisions of SFAS No. 157 on January 1, 2008. The adoption of SFAS No. 157 did not have a material effect on the Company’s consolidated financial position or results of its operations.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115” (“SFAS No.159”). SFAS No. 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of SFAS No. 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option created by SFAS No. 159 permits an entity to measure eligible items at fair value as of specified election dates. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. SFAS No. 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Company adopted the provisions of SFAS No. 159 on January 1, 2008. The adoption of SFAS No. 159 did not have a material effect on the Company’s consolidated financial position or results of its operations.

In December 2007, the FASB issued Statement of Financial Accounting Standards No. 141(R), “Business Combinations” (“SFAS No. 141(R)”) and Statement of Financial Accounting Standards No. 160, “Accounting and Reporting of Noncontrolling Interest in Consolidated Financial Statements, an amendment of ARB No. 51” (“SFAS No. 160”). These statements change the accounting for and reporting of business combination transactions and noncontrolling (minority) interests in consolidated financial statements. Some of the significant changes include the recognition of one hundred percent of the fair value of assets acquired, liabilities assumed and non-controlling interest of acquired businesses; recognition of contingent consideration arrangements at their acquisition date fair values with subsequent changes in fair value reflected in earnings; recognition of acquisition related transaction costs as expense when incurred; and recognition of acquisition related restructuring cost accruals in acquisition accounting only if certain criteria are met as of the acquisition date. SFAS No. 141(R) and SFAS No. 160 are required to be adopted simultaneously and are effective for fiscal years beginning after December 15, 2008. The Company will adopt the provisions of these statements for its fiscal year beginning January 1, 2009. The Company is evaluating the impact that the adoption of SFAS No. 141(R) and SFAS No. 160 will have on its consolidated financial position and the results of its operations.

5. Related Party Transactions

The Company performs administrative services for the United States operations of The Great-West Life Assurance Company (“GWL”), a wholly-owned subsidiary of Lifeco and investment services for London Reinsurance Group, an indirect subsidiary of GWL. The Company provides administrative and operational services for the United States operations of The Canada Life Assurance Company (“CLAC”), an indirect wholly-owned subsidiary of Lifeco. The following table presents revenue and expense reimbursement from related parties for services provided pursuant to these service agreements. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred, including a profit charge, and resources expended based upon the number of policies, certificates in-force and/or administered assets.

	Year Ended December 31,

	2007	2006	2005

Investment management revenue included in net investment income	$7,959	$6,772	$7,377
Administrative and underwriting expense reimbursements included as a reduction to general insurance expenses	1,255	1,399	1,367

Total	$9,214	$8,171	$8,744

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

          The following table summarizes amounts due from parent and affiliates at December 31, 2007 and 2006:

			December 31,

Related party	Indebtedness	Due Date	2007	2006

GWL&A Financial Inc.	On account	On demand	$25,932	$—
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.	On account	On demand	521	229
Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II	On account	On demand	1,370	865
Putnam Investments LLC	On account	On demand	1,315	—
The Canada Life Assurance Company	On account	On demand	—	9,556

Total			$29,138	$10,650

          The following table summarizes amounts due to parent and affiliates at December 31, 2007 and 2006:

			December 31,

Related party	Indebtedness	Due Date	2007	2006

GWL&A Financial Inc. [1]	Surplus note	November 2034	$194,194	$194,184
GWL&A Financial Inc. [2]	Surplus note	May 2046	333,400	333,400
GWL&A Financial Inc.	Note interest	May 2008	5,095	4,701
GWL&A Financial Inc.	On account	On demand	—	12,907
Great-West Lifeco Finance LP	On account	On demand	582	—
The Great-West Life Assurance Company	On account	On demand	1,046	2,759
The Canada Life Assurance Company	On account	On demand	639	—

Total			$534,956	$547,951

[1]

A note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,194 and $194,184 at December 31, 2007 and 2006, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears on each May 14 and November 14. The note matures on November 14, 2034.

[2]

A note payable to GWL&A Financial was issued as a surplus note on May 19, 2006, with a face amount and carrying amount of $333,400. The surplus note bears interest initially at the rate of 7.203% per annum, payable in arrears on each May 16 and November 16 until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then current three-month LIBOR rate. The surplus note is redeemable by the Company at the principal amount plus any accrued and unpaid interest after May 16, 2016. The note matures on May 16, 2046.

Payments of principal and interest under the surplus notes shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus notes are payable only if at the time of such payment and after giving effect to the making thereof, the Company’s surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

Interest expense attributable to these related party debt obligations was $37,042, $28,848 and $14,396 for the years ended December 31, 2007, 2006 and 2005, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

On June 1, 2007, the Company’s Individual Markets segment terminated its reinsurance agreement with an affiliate, The Canada Life Assurance Company (“CLAC”), pursuant to which it had assumed 80% of certain United States life, health and annuity business on a coinsurance and coinsurance with funds withheld basis. The Company recorded, at fair value, the following on June 1, 2007 in its consolidated balance sheet in connection with the termination of the reinsurance agreement:

Assets

Fixed maturities	($1,177,180)
Mortgage loans on real estate	(196,743)
Policy loans	(219,149)
Reinsurance receivable	(310,865)
Deferred policy acquisition costs and value of business acquired	(68,809)
Investment income due and accrued	(15,837)
Premiums in course of collection	(3,540)
Deferred income taxes	(18,274)

Total assets	($2,010,397)

Liabilities and Stockholder’s Equity

Policy reserves	($1,976,028)
Policy and contract claims	(20,256)
Policyholders’ funds	(20,464)
Provision for policyholder dividends	(31,841)
Undistributed earnings on participating business	8,161
Other liabilities	103

Total liabilities	(2,040,325)

Accumulated other comprehensive income	7,684
Retained earnings	22,244

Total stockholder’s equity	29,928

Total liabilities and stockholder’s equity	($2,010,397)

The Company recorded the following on June 1, 2007 in its consolidated statement of income in connection with the termination of the reinsurance agreement:

Premium income, related party	($1,387,179)
Net investment income	58,569
Net realized losses on investments	(14,797)

Total revenues	(1,343,407)

Decrease in reserves, related party	(1,453,145)
Provision for policyholders’ share of earnings on participating business	8,161
Amortization of deferred acquisition costs and value of business acquired	62,961

Total benefits and expenses	(1,382,023)

Income before income taxes	38,616
Income taxes	16,372

Net income	$22,244

On July 3, 2007, Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”), a wholly-owned subsidiary of the Company, and CLAC amended their reinsurance agreement pursuant to which the Company assumed additional term life insurance from CLAC. As a result of this amendment, the Company recorded $33,677 in both premium income and increase in reserves in the consolidated statement of income on July 3, 2007. GWL&A Financial obtained two letters of credit for the benefit of the Company during December 2005 as collateral under the GWSC and CLAC reinsurance agreement for on-balance sheet policy liabilities and capital support. The first is for $802,100 and renews automatically until it expires on December 31, 2025. The second letter of credit is for $70,000 and renews automatically. At December 31, 2007 and 2006, there were no outstanding amounts related to these lines of credit.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

As a result of this amendment, the Company also recorded the following in the consolidated balance sheet on July 3, 2007:

Assets

Reinsurance receivable	$33,677

$33,677

Liabilities and Stockholder’s Equity

Policy reserves	$33,677

$33,677

Included within reinsurance receivable in the consolidated balance sheets are $334,169 and $231,842 of funds withheld assets as of December 31, 2007 and 2006, respectively. CLAC pays the Company interest on the funds withheld balance at a rate of 4.55% per annum.

The Company’s separate accounts invest in shares of Maxim Series Fund, Inc., an open-end management investment company, and Putnam Funds which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2007 and 2006, these purchases totaled $74,855 and $67,546 respectively. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $383,319 and $356,992 at December 31, 2007 and 2006, respectively, to eliminate these amounts in its consolidated balance sheets at those dates.

6. Summary of Investments

The following table summarizes fixed maturity investments and equity securities classified as available-for-sale at December 31, 2007:

	December 31, 2007

Fixed Maturities:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Carrying Value

U.S. government direct obligations and U.S. agencies	$2,701,076	$40,661	$7,287	$2,734,450	$2,734,450
Obligations of U.S. states and their subdivisions	1,213,378	61,168	1,129	1,273,417	1,273,417
Foreign governments	1,801	—	31	1,770	1,770
Corporate debt securities	5,327,480	90,847	94,403	5,323,924	5,323,924
Mortgage-backed and asset-backed securities	4,348,268	26,109	156,705	4,217,672	4,217,672

Total fixed maturities	$13,592,003	$218,785	$259,555	$13,551,233	$13,551,233

Total equity investments	$19,749	$10,414	$587	$29,576	$29,576

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The following table summarizes fixed maturity investments and equity securities classified as available-for-sale at December 31, 2006:

	December 31, 2006

Fixed Maturities:	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Carrying Value

U.S. government direct obligations and U.S. agencies	$3,681,682	$21,168	$28,231	$3,674,619	$3,674,619
Obligations of U.S. states and their subdivisions	1,320,202	20,367	22,783	1,317,786	1,317,786
Foreign governments	14,591	—	132	14,459	14,459
Corporate debt securities	5,761,584	83,393	90,398	5,754,579	5,754,579
Mortgage-backed and asset-backed securities	4,589,676	29,374	70,542	4,548,508	4,548,508

Total fixed maturities	$15,367,735	$154,302	$212,086	$15,309,951	$15,309,951

Total equity investments	$17,875	$10,372	$5	$28,242	$28,242

See Note 7 for additional information on policies regarding estimated fair value of fixed maturity and equity investments.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale at December 31, 2007, by contractual maturity date, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2007

	Amortized Cost	Estimated Fair Value

Maturing in one year or less	$947,857	$941,378
Maturing after one year through five years	2,527,759	2,591,909
Maturing after five years through ten years	1,686,852	1,712,933
Maturing after ten years	1,554,714	1,534,061
Mortgage-backed and asset-backed securities	6,874,821	6,770,952

	$13,592,003	$13,551,233

Mortgage-backed and asset-backed securities include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

The following table summarizes information regarding the sales of fixed maturity investments classified as available-for-sale for the years ended December 31, 2007, 2006 and 2005:

	Year Ended December 31,

	2007	2006	2005

Proceeds from sales	$2,488,042	$5,944,439	$3,921,643
Gross realized gains from sales	30,834	47,746	33,049
Gross realized losses from sales	(4,309)	(54,221)	(38,911)

Gross realized gains and losses from sales were primarily attributable to changes in interest rates, sales of securities acquired in the current year and gains on repurchase agreement transactions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The Company has fixed maturity securities with fair values in the amounts of $11,156 and $12,922 that have been non-income producing for the twelve months preceding December 31, 2007 and 2006, respectively. These securities were written down to their fair value in the period they were deemed to be other-than-temporarily impaired.

Derivative financial instruments - The Company makes limited use of derivative financial instruments to manage interest rate, market credit and foreign exchange risk associated with its invested assets. Derivatives are not used for speculative purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits and monitoring procedures. Risk of loss is generally limited to the fair value of derivative instruments and not to the notional or contractual amounts of the derivatives. As the Company enters into derivative transactions only with high quality institutions, no losses associated with non-performance of derivative financial instruments have occurred or are expected to occur.

Fair value hedges - Written call options are used in conjunction with interest rate swap agreements to effectively convert fixed rate bonds to variable rate bonds as part of the Company’s overall asset/liability matching program.

The Company’s use of derivatives treated as fair value hedges has been nominal during the last three years. Hedge ineffectiveness in the amounts of $0, $224 and $0 were recorded as an increase to net investment income during the years ended December 31, 2007, 2006 and 2005, respectively.

Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate maturity investments. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one party to the agreement at each due date.

Hedge ineffectiveness in the amount of $606 was recorded as an increase to net investment income during the year ended December 31, 2007, while $89 was recorded as a decrease to net investment income during the year ended December 31, 2006 and $567 was recorded as an increase to net investment income during the year ended December 31, 2005.

Unrealized derivative gains and losses included in accumulated other comprehensive income are reclassified into earnings at the time interest income is recognized. A derivative net loss in the amount of $1,275 was reclassified to net investment income during the year ended December 31, 2007 while derivative net gains in the amounts of $1,709 and $7,853 were reclassified to net investment income during the years ended December 31, 2006 and 2005. As of December 31, 2007, the Company estimates that $1,225 of net derivative gains included in other accumulated comprehensive income will be reclassified into net income within the next twelve months.

Derivatives not designated as hedging instruments - The Company attempts to match the timing of when interest rates are committed on insurance products with other new investments. However, timing differences may occur and can expose the Company to fluctuating interest rates. To offset this risk, the Company uses U.S. Treasury futures contracts. The Company also utilizes U.S. Treasury futures as a method of adjusting the duration of the overall portfolio. Although management believes the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under Statement of Financial Accounting Standards No. 133 “Accounting for Derivative Instruments and Hedging Activities.”

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The Company occasionally purchases a financial instrument that contains a derivative instrument that is “embedded” in the financial instrument. Upon purchasing the instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e. the host contract) and whether a separate instrument with the same terms as the embedded instrument could meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument. The Company has the option of separating the embedded derivative from the host contract and carrying it at its fair value or under SFAS No. 155, the Company may carry the entire hybrid instrument at fair value with gains and losses recognized in earnings. Upon adopting SFAS No. 155 on January 1, 2007, the Company no longer bifurcates its credit default swaps.

During the years ended December 31, 2007, 2006 and 2005, decreases in the amounts of $75, $264 and $833, respectively, were recognized in net income from market value changes of derivatives not receiving hedge accounting treatment.

The following tables summarize derivative financial instruments at December 31, 2007 and 2006:

	December 31, 2007

	Notional Amount	Strike/Swap Rate	Maturity

Interest rate swaps	$338,075	3.94%-4.70%	November 2008- February 2045
Foreign currency exchange contracts	52,001	N/A	March 2014- December 2016
Futures:
Ten year U.S. Treasury Long position	30,900	N/A	March 2008

	December 31, 2006

	Notional Amount	Strike/Swap Rate	Maturity

Interest rate swaps	$344,876	2.72%-5.37%	April 2007- February 2045
Credit default swaps	98,295	N/A	January 2007- November 2007
Foreign currency exchange contracts	30,000	N/A	December 2016
Futures:
Ten year U.S. Treasury:
Long position	2,100	N/A	March 2007
Five year U.S. Treasury:
Long position	23,500	N/A	March 2007
Total return swap:
Receivable for coinsurance with funds withheld	386,499	Variable	Indeterminable

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

Mortgage loans - The following table summarizes information with respect to impaired mortgage loans at December 31, 2007 and 2006:

	December 31,

	2007	2006

Impaired loans, net of related allowance for credit losses of $0 and $6,213	$—	$4,869
Impaired loans with no related allowance for credit losses	—	1,344
Average balance of impaired loans during the year	6,213	11,773
Interest income recognized while impaired	—	50
Interest income received and recorded while impaired using the cash basis method of recognition	—	109

As part of its active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $6,223 and $6,491 at December 31, 2007 and 2006, respectively.

The following table summarizes activity in the allowance for mortgage loan credit losses for the years 2007, 2006 and 2005:

	Year Ended December 31,

	2007	2006	2005

Balance, January 1	$15,661	$15,661	$30,339
Release of provision	(6,213)	—	(8,000)
Amounts written off, net of recoveries	—	—	(6,678)

Balance, December 31	$9,448	$15,661	$15,661

The changes to the allowance for mortgage loan credit losses are recorded in net realized gains (losses) on investments.

Equity investments - The carrying value of the Company’s equity investments was $29,576 and $28,242 at December 31, 2007 and 2006, respectively.

Limited partnership interests - At December 31, 2007 and 2006, the Company had $326,971 and $345,192, respectively, invested in limited partnerships and limited liability corporations. The Company makes commitments to fund partnership interests in the normal course of its business. The amounts of unfunded commitments at December 31, 2007 and 2006 were $18,849 and $27,441, respectively.

Securities pledged, restricted assets and special deposits - The Company pledges investment securities it owns to unaffiliated parties through certain transactions, including securities sold under agreements to repurchase, futures contracts and state regulatory deposits.

The Company had securities on deposit with governmental authorities as required by certain insurance laws with fair values in the amounts of $35,539 and $59,177 at December 31, 2007 and 2006, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The Company participates in a securities lending program whereby securities, which are included in invested assets in the accompanying consolidated balance sheets, are loaned to third parties. Securities with a cost or amortized cost in the amounts of $84,851 and $365,219 and estimated fair values in the amounts of $90,087 and $365,341 were on loan under the program at December 31, 2007 and 2006, respectively. The Company was liable for collateral under its control in the amounts of $93,472 and $382,423 at December 31, 2007 and 2006, respectively.

Additionally, the fair value of margin deposits related to futures contracts was approximately $496 and $820 at December 31, 2007 and 2006, respectively.

Impairment of fixed maturity and equity investments classified as available-for-sale - The Company classifies the majority of its fixed maturity and all of its equity investments as available-for-sale and records them at fair value with the related net unrealized gain or loss, net of policyholder related amounts and deferred taxes, being recorded in accumulated other comprehensive income in the stockholder’s equity section in the accompanying consolidated balance sheets. All available-for-sale securities with gross unrealized losses at the balance sheet date are subjected to the Company’s process for the identification and evaluation of other-than-temporary impairments.

The Company writes down to fair value securities that it deems to be other-than-temporarily impaired in the period the securities are deemed to be so impaired. The Company records write-downs as investment losses and adjusts the cost basis of the securities accordingly. The Company does not adjust the revised cost basis for subsequent recoveries in value.

The assessment of whether an other-than-temporary impairment has occurred is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the security are assumptions and estimates about the operations and future earnings potential of the issuer.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	Fair value is significantly below cost.

•	The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area.

•	The decline in fair value has existed for an extended period of time.

•	A debt security has been downgraded by a credit rating agency.

•	The financial condition of the issuer has deteriorated.

•	Dividends have been reduced or eliminated or scheduled interest payments have not been made.

While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired security.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

Unrealized losses on fixed maturity and equity investments classified as available-for-sale

The following tables summarize unrealized investment losses by class of investment at December 31, 2007 and 2006. The Company considers these investments to be only temporarily impaired:

	December 31, 2007

	Less than twelve months		Twelve months or longer		Total

Fixed Maturities	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

U.S. government direct obligations and U.S. agencies	$93,564	$1,035	$584,237	$6,252	$677,801	$7,287
Obligations of U.S. states and their subdivisions	18,748	427	83,482	702	102,230	1,129
Foreign governments	—	—	1,770	31	1,770	31
Corporate debt securities	483,359	19,290	1,907,778	75,113	2,391,137	94,403
Mortgage-backed and asset-backed securities	873,956	74,461	2,097,427	82,244	2,971,383	156,705

Total fixed maturities	$1,469,627	$95,213	$4,674,694	$164,342	$6,144,321	$259,555

Equity investments	$3,615	$587	$—	$—	$3,615	$587

Total number of securities in an unrealized loss position	133		667		800

	December 31, 2006

	Less than twelve months		Twelve months or longer		Total

Fixed Maturities	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

U.S. government direct obligations and U.S. agencies	$1,480,131	$8,560	$900,247	$19,671	$2,380,378	$28,231
Obligations of U.S. states and their subdivisions	279,895	6,251	456,157	16,532	736,052	22,783
Foreign governments	1,217	7	13,242	125	14,459	132
Corporate debt securities	1,155,371	15,950	2,159,779	74,448	3,315,150	90,398
Mortgage-backed and asset-backed securities	722,367	7,782	2,089,050	62,760	2,811,417	70,542

Total fixed maturities	$3,638,981	$38,550	$5,618,475	$173,536	$9,257,456	$212,086

Equity investments	$309	$1	$79	$4	$388	$5

Total number of securities in an unrealized loss position	978		1,455		2,433

Fixed maturity investments - At December 31, 2007 and 2006, less than 3% and less than 1%, respectively, of these securities were rated non-investment grade. Approximately $21,400 of unrealized losses on mortgage-backed and asset-backed securities were related to a decrease in credit quality; however, the fair value is still approximately 92% of the book value of these securities. The unrealized losses on the remaining securities are primarily attributable to fluctuations in market interest rates and changes in credit spreads since the securities were acquired. These fluctuations, caused by market interest rate changes, have little bearing on whether or not the investment will be ultimately recoverable. The Company does not consider these investments to be other-than-temporarily impaired at December 31, 2007.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

At December 31, 2007 and 2006, the Company had $94,403 and $90,398, respectively, of unrealized losses related to its corporate debt fixed maturity securities. Management has classified these securities by sector, calculated as a percentage of total unrealized losses, as follows:

	December 31,

Corporate sector	2007	2006

Finance	53%	17%
Utility	19%	36%
Consumer	10%	13%
Natural resources	8%	12%
Transportation	5%	10%
Other	5%	12%

	100%	100%

The increase in unrealized losses in the Finance industry was primarily related to perpetual floating-interest rate securities issued by Canadian and foreign banks. None of the losses were related to a ratings downgrade. All these securities are rated A or above. The Company does not consider these investments to be other-than-temporarily impaired at December 31, 2007.

Equity investments - The increase in unrealized losses from 2006 to 2007 is related to issues in the airline industry. At December 31, 2007, the Company has no information indicating that any of these investments are other-than-temporarily impaired.

Other-than-temporary impairment recognition

The Company recorded other-than-temporary impairments on fixed maturity investments in the amounts of $34,485, $6,094 and $12,958 during the years ended December 31, 2007, 2006 and 2005, respectively. Of the $34,485, $20,750 was recognized in connection to the termination of the CLAC reinsurance agreement (See Note 5) because the Company no longer had the intent to hold the investments until recovery. The remaining impairments were primarily related to repurchase agreement financing transactions, corporate debt securities in the auto industry and asset-backed securities with manufactured housing collateral. During the years ended December 31, 2007, 2006 and 2005, the Company recorded other-than-temporary impairments on equity securities in the amounts of $389, $469 and $261, respectively.

7. Estimated Fair Value of Financial Instruments

The following table summarizes the carrying amounts and estimated fair values of the Company’s financial instruments at December 31, 2007 and 2006:

	December 31, 2007		December 31, 2006

Assets	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Fixed maturities and short-term investments	$14,046,926	$14,046,926	$16,270,950	$16,270,950
Mortgage loans on real estate	1,207,169	1,220,186	1,338,193	1,340,089
Equity investments	29,576	29,576	28,242	28,242
Policy loans	3,767,872	3,767,872	3,797,585	3,797,585
Limited partnership interests	326,971	326,971	345,192	345,192
Derivative instruments	8,734	8,734	2,127	2,127
Collateral under securities lending agreements	93,472	93,472	382,423	382,423
Reinsurance receivable	131,506	131,506	133,211	133,211
Separate account assets	18,089,984	18,089,984	16,289,974	16,289,974

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

	December 31, 2007		December 31, 2006

Liabilities	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Annuity contract reserves without life contingencies	$5,998,749	$6,041,886	$6,320,290	$6,312,243
Policyholders’ funds	302,957	302,957	272,707	272,707
Repurchase agreements	138,537	138,537	744,117	744,117
Commercial paper	95,667	95,667	95,020	95,020
Payable under securities lending agreements	93,472	93,472	382,423	382,423
Derivative instruments	3,634	3,634	7,757	7,757
Notes payable	532,689	532,689	532,285	532,285
Separate account liabilities	18,089,984	18,089,984	16,289,974	16,289,974

Fixed maturity and equity securities

The fair values for public fixed maturity and equity securities are based upon quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not readily available, such as for private fixed maturity investments, fair values are estimated. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow calculated at current market rates on investments of similar quality and term. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts of the Company’s financial instruments.

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. The rates selected for inclusion in the discount rate matrix reflect rates that the Company would quote if placing loans representative in size and quality to those currently in its portfolio.

Policy loans

Policy loans accrue interest at variable rates with no fixed maturity dates; therefore, estimated fair values approximate carrying values.

Short-term investments, commercial paper, repurchase agreements and collateral under securities lending agreements

The carrying value of short-term investments, commercial paper, repurchase agreements and collateral under securities lending agreements is a reasonable estimate of fair value due to their short-term nature.

Reinsurance receivables

The estimated fair values and carrying amounts of reinsurance receivables at December 31, 2006 include a reduction of $58,569 representing the estimated fair value of the embedded derivative associated with the Company’s reinsurance receivable under its coinsurance with funds withheld agreement with the United States branch of CLAC (See Note 5). Valuation of the derivative is based upon the estimated fair value of the segregated pool of assets from which the Company derives its return on the reinsurance receivable.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

Annuity contract reserves without life contingencies

The estimated fair values of annuity contract reserves without life contingencies are estimated by discounting the cash flows to maturity of the contracts utilizing current interest crediting rates for similar products.

Policyholders’ funds

The estimated fair values of policyholders’ funds are the same as the carrying amounts since the Company can change the interest crediting rates with 30 days notice.

Derivatives

Included in other assets at December 31, 2007 and 2006 are derivative financial instruments in the amounts of $8,734 and $2,127, respectively. Included in other liabilities at December 31, 2007 and 2006 are derivative financial instruments in the amounts of $3,634 and $7,757, respectively. The estimated fair values of over-the-counter derivatives, primarily consisting of interest rate swaps, which are held for other than trading purposes, are the estimated amounts the Company would receive or pay to terminate the agreements at each year-end, taking into consideration current interest rates and other relevant factors.

Notes payable

The estimated fair values of the notes payable to GWL&A Financial are based upon discounted cash flows at current market rates on high quality investments.

Separate account assets and liabilities

Separate account assets and liabilities are adjusted to a net asset value on a daily basis, which approximates fair value.

8. Reinsurance

The Company enters into reinsurance transactions as both a provider and purchaser of reinsurance. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains a maximum liability in the amount of $3,500 of coverage per individual life.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2007 and 2006, the reinsurance receivables had carrying values in the amounts of $505,107 and $707,757, respectively. Included in these amounts are $381,931 and $531,389 at December 31, 2007 and 2006, respectively, associated with reinsurance agreements with related parties. There were no allowances for potential uncollectible reinsurance receivables at either December 31, 2007 or 2006.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The following tables summarize life insurance in-force and total premium income at, and for the year ended, December 31, 2007:

	Life Insurance In-Force

	Individual	Group	Total

Written direct	$52,406,664	$31,359,824	$83,766,488
Reinsurance ceded	(12,229,471)	—	(12,229,471)
Reinsurance assumed	93,804,317	—	93,804,317

Net	$133,981,510	$31,359,824	$165,341,334

Percentage of amount assumed to net	70.0%	0.0%	56.7%

	Premium Income

	Life Insurance	Accident and Health	Annuities	Total

Written direct	$292,972	$24,367	$5,058	$322,397
Reinsurance ceded	(1,403,899)	(2,853)	(25,608)	(1,432,360)
Reinsurance assumed	252,645	—	51	252,696

Net	($858,282)	$21,514	($20,499)	($857,267)

The following tables summarize life insurance in-force and total premium income at, and for the year ended, December 31, 2006:

	Life Insurance In-Force

	Individual	Group	Total

Written direct	$51,586,508	$30,452,054	$82,038,562
Reinsurance ceded	(12,307,112)	—	(12,307,112)
Reinsurance assumed	86,823,557	—	86,823,557

Net	$126,102,953	$30,452,054	$156,555,007

Percentage of amount assumed to net	68.9%	0.0%	55.5%

	Premium Income

	Life Insurance	Accident and Health	Annuities	Total

Written direct	$276,929	$39,760	$11,087	$327,776
Reinsurance ceded	(43,025)	(8,752)	(172)	(51,949)
Reinsurance assumed	306,572	—	53	306,625

Net	$540,476	$31,008	$10,968	$582,452

The following table summarizes total premium income for the year ended, December 31, 2005:

	Premium Income

	Life Insurance	Accident and Health	Annuities	Total

Written direct	$309,151	$44,361	$4,677	$358,189
Reinsurance ceded	(51,904)	(14,520)	(757)	(67,181)
Reinsurance assumed	352,619	—	2,409	355,028

Net	$609,866	$29,841	$6,329	$646,036

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

9. Deferred Acquisition Costs (“DAC”) and Value of Business Acquired (“VOBA”)

The following table summarizes activity in deferred acquisition costs and value of business acquired for the years ended December 31, 2007, 2006 and 2005:

	DAC	VOBA	Total

Balance, January 1, 2005	$384,251	$3,837	$388,088
Capitalized additions	50,437	—	50,437
Amortization	(51,306)	(222)	(51,528)
Unrealized investment gains	33,433	12	33,445
Purchase accounting adjustment	—	6,000	6,000

Balance, December 31, 2005	416,815	9,627	426,442
Capitalized additions	60,186	46,033	106,219
Amortization	(44,526)	(1,665)	(46,191)
Unrealized investment gains (losses)	18,740	(76)	18,664

Balance, December 31, 2006	451,215	53,919	505,134
Capitalized additions	73,062	—	73,062
Amortization	(128,575)	(6,995)	(135,570)
Unrealized investment gains	1,121	118	1,239
Purchase accounting adjustment	—	(563)	(563)

Balance, December 31, 2007	$396,823	$46,479	$443,302

DAC includes $82,162 and $81,408 at December 31, 2006, and 2005 as the result of the CLAC indemnity reinsurance agreement which was terminated on June 1, 2007 as discussed in Note 5.

The estimated future amortization of VOBA for the years ended December 31, 2008 through December 31, 2012 is as follows:

Year Ended December 31,	Amount

2008	$6,288
2009	4,190
2010	3,757
2011	3,399
2012	3,096

10. Goodwill and Other Intangible Assets

The balances of and changes in goodwill, all of which is within the Retirement Services segment, for the years ended December 31, 2006 and 2007 are as follows:

Retirement Services

Balance, January 1, 2006	$5,784
Additions through acquisitions	96,060
Purchase accounting adjustment	530

Balance, December 31, 2006	102,374
Purchase accounting adjustment	(719)

Balance, December 31, 2007	$101,655

See Note 3 for further discussion on acquisitions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The following tables summarize other intangible assets as of December 31, 2007 and 2006:

	December 31, 2007

	Gross Carrying Amount	Accumulated Amortization	Net Book Value

Customer relationships	$36,999	($4,154)	$32,845
Preferred provider agreements	7,970	(1,581)	6,389

Total	$44,969	($5,735)	$39,234

	December 31, 2006

	Gross Carrying Amount	Accumulated Amortization	Net Book Value

Customer relationships	$29,839	($1,036)	$28,803
Preferred provider agreements	14,490	—	14,490

Total	$44,329	($1,036)	$43,293

Amortization expense for other intangible assets included in general insurance expenses was $4,699, $497 and $289 for the years ended December 31, 2007, 2006 and 2005, respectively. Except for goodwill, the Company has no intangible assets with indefinite lives.

The estimated future amortization of other intangible assets using current assumptions, which are subject to change, for the years ended December 31, 2008 through December 31, 2012 is as follows:

Year Ended December 31,	Amount

2008	$4,464
2009	4,258
2010	4,052
2011	3,845
2012	3,639

11. Commercial Paper

The Company has a commercial paper program that is partially supported by a $50,000 corporate credit facility (See Note 21).

The following table provides information regarding the Company’s commercial paper program at December 31, 2007 and 2006:

	December 31,

	2007	2006

Commercial paper outstanding	$95,667	$95,020
Maturity range (days)	7 - 88	10 - 89
Interest rate range	4.80% - 5.48%	5.31%- 5.38%

12. Stockholder’s Equity and Dividend Restrictions

At December 31, 2007 and 2006, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which were issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2007 and 2006.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners, for the years ended December 31, 2007, 2006 and 2005 are as follows:

	Year Ended December 31,

	2007	2006	2005

	(Unaudited)
Net income	$518,339	$280,875	$391,631
Capital and surplus	1,800,863	1,862,338	1,538,887

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. Dividends in the amount of $604,983, $249,395 and $221,358 were paid to the holder of the Company’s common stock during the years ended December 31, 2007, 2006 and 2005, respectively.  In March 2008 the Company also paid a dividend in the amount of  $299,985.

The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. Unaudited statutory capital and surplus and net gain from operations at and for the year ended December 31, 2007 were $1,800,863 and $693,306, respectively. The Company may pay up to $693,306 (unaudited) of dividends during 2008 without the prior approval of the insurance commissioner.

13. Other Comprehensive Income

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2007:

	Year Ended December 31, 2007

	Before-tax Amount	Tax (Expense) Benefit	Net-of-tax Amount

Unrealized gains (losses) on available-for-sale securities:
Net changes during the year related to cash flow hedges	$12,317	($4,311)	$8,006
Unrealized holding gains (losses) arising during the year	3,833	(1,342)	$2,491
Less: reclassification adjustment for gains (losses) realized in net income	3,098	(1,084)	2,014

Net unrealized gains (losses)	19,248	(6,737)	12,511
Reserve, DAC and VOBA adjustment	(4,013)	1,405	(2,608)

Net unrealized gains (losses)	15,235	(5,332)	9,903
Employee benefit plan adjustment	53,843	(18,845)	34,998

Other comprehensive income (loss)	$69,078	($24,177)	$44,901

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2006:

	Year Ended December 31, 2006

	Before-tax Amount	Tax (Expense) Benefit	Net-of-tax Amount

Unrealized gains (losses) on available-for-sale securities:
Net changes during the year related to cash flow hedges	($7,805)	$2,732	($5,073)
Unrealized holding gains (losses) arising during the year	(52,398)	18,339	(34,059)
Less: reclassification adjustment for gains (losses) realized in net income	3,535	(1,237)	2,298

Net unrealized gains (losses)	(56,668)	19,834	(36,834)
Reserve, DAC and VOBA adjustment	19,785	(6,925)	12,860

Net unrealized gains (losses)	(36,883)	12,909	(23,974)
Employee benefit plan adjustment	1,521	(532)	989

Other comprehensive income (loss)	($35,362)	$12,377	($22,985)

The following table presents the composition of other comprehensive income (loss) for the year ended December 31, 2005:

	Year Ended December 31, 2005

	Before-tax Amount	Tax (Expense) Benefit	Net-of-tax Amount

Unrealized gains (losses) on available-for-sale securities:
Net changes during the year related to cash flow hedges	$5,753	($2,014)	$3,739
Unrealized holding gains (losses) arising during the year	(256,982)	89,142	(167,840)
Less: reclassification adjustment for gains (losses) realized in net income	(3,474)	1,216	(2,258)

Net unrealized gains (losses)	(254,703)	88,344	(166,359)
Reserve, DAC and VOBA adjustment	63,393	(22,314)	41,079

Net unrealized gains (losses)	(191,310)	66,030	(125,280)
Employee benefit plan adjustment	(15,897)	5,564	(10,333)

Other comprehensive income (loss)	($207,207)	$71,594	($135,613)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

14. Net Investment Income and Realized Gains (Losses) on Investments

The following table summarizes net investment income for the years ended December 31, 2007, 2006 and 2005:

	Year Ended December 31,

	2007	2006	2005

Investment income:
Fixed maturity and short-term investments	$782,013	$780,272	$722,441
Equity investments	2,260	5,794	11,818
Mortgage loans on real estate	66,994	79,316	92,239
Policy loans	205,772	208,511	202,944
Limited partnership interests	10,887	13,818	6,428
Interest on funds withheld balances under reinsurance agreements	21,199	49,952	56,616
Change in fair value of an embedded derivative contained in a reinsurance agreement	(5,521)	(18,986)	(24,346)
Other, including interest income from related parties of $5,240, $22,505 and $32,723	71,734	6,986	(7,691)

	1,155,338	1,125,663	1,060,449
Investment expenses	(15,797)	(15,527)	(16,368)

Net investment income	$1,139,541	$1,110,136	$1,044,081

The following table summarizes net realized gains (losses) on investments for the years ended December 31, 2007, 2006 and 2005:

	Year Ended December 31,

	2007	2006	2005

Net realized gains (losses):
Fixed maturity and short-term investments	($9,570)	($8,978)	($17,377)
Equity investments	(48)	(2,768)	24,972
Mortgage loans on real estate	3,202	2,725	(3,375)
Limited partnership interests	(38)	(835)	—
Other	590	(123)	(200)
Provision for mortgage impairments, net of recoveries	3,836	514	14,677

Net realized gains (losses) on investments	($2,028)	($9,465)	$18,697

Included in net investment income and net realized gains (losses) on investments are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of invested assets that are segmented for the benefit of the participating fund account. The amounts of net investment income allocated to the participating fund account were $373,244, $373,278 and $351,149 for the years ended December 31, 2007, 2006 and 2005, respectively. The amounts of net realized losses allocated to the participating fund account were $4,669, $12,465 and $3,300 for the years ended December 31, 2007, 2006 and 2005, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

15. General Insurance Expenses

The following table summarizes the components of general insurance expenses for the years ended December 31, 2007, 2006 and 2005:

	Year Ended December 31,

	2007	2006	2005

Compensation	$281,670	$251,345	$231,806
Commissions	128,003	103,488	61,998
Premium and other taxes	21,366	19,209	13,302
Capitalization of DAC	(73,062)	(60,186)	(50,437)
Rent, net of sublease income	5,752	7,873	5,579
Other	68,697	45,586	31,833

Total general insurance expenses	$432,426	$367,315	$294,081

16. Employee Benefit Plans

On December 31, 2006, the Company adopted the recognition and disclosure provisions of SFAS No. 158. SFAS No. 158 required the Company to recognize the funded status (i.e., the difference between the fair value of plan assets and the projected benefit obligations for the Defined Benefit Pension Plan or the accumulated post retirement benefit obligation for the Post Retirement Medical Plan) of its pension plan and post retirement medical plan beginning in its December 31, 2006 statement of financial position, with a corresponding adjustment to accumulated other comprehensive income, net of tax. The adjustment to accumulated other comprehensive income at adoption represents the net unrecognized actuarial losses, unrecognized prior service costs and unrecognized transition obligation remaining from the initial adoption of Statement of Financial Accounting Standards No. 87, “Employer’s Accounting for Pensions” (“SFAS No. 87”) all of which were previously netted against the plan’s funded status in the Company’s statement of financial position pursuant to the provisions of SFAS No. 87. These amounts will be subsequently recognized as net periodic pension cost pursuant to the Company’s historical accounting policy for amortizing such amounts. Further, actuarial gains and losses that arise in subsequent periods and are not recognized as net periodic pension cost in the same periods will be recognized as a component of other comprehensive income. Those amounts will be subsequently recognized as a component of net periodic pension cost on the same basis as the amounts recognized in accumulated other comprehensive income at the time of adoption of SFAS No. 158.

Defined Benefit Pension and Post Retirement Medical Plans - The Company has a noncontributory Defined Benefit Pension Plan covering substantially all of its employees that were hired before January 1, 1999. Pension benefits are based principally on an employee’s years of service and compensation levels near retirement. The Company’s policy for funding the defined benefit pension plans is to make annual contributions, which equal or exceed regulatory requirements.

The Company sponsors an unfunded Post Retirement Medical Plan (the “medical plan”) that provides health benefits to retired employees who are not Medicare eligible. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management.

During December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Act”) was signed into law. Under the Act, which took effect on January 1, 2006, employers who sponsor postretirement plans that provide for a prescription drug benefit under Medicare Part D may be entitled to a subsidy payment. In conjunction with the effect of this legislation, the Company amended its post retirement medical plan, whereby it eliminated the provision of medical benefits for retired employees once

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

they become Medicare eligible. The adoption of the amendment resulted in a reduction of the Company’s estimated post retirement medical plan benefit obligation in the amount of $34,965 on January 1, 2006.

A November 30 measurement date is used for the Defined Benefit Pension and Post Retirement Medical plans. Prepaid benefit costs and intangible assets are included in other assets and accrued benefit costs and unfunded status amounts are included in other liabilities in the accompanying consolidated balance sheets.

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets, and the under funded status for the Company’s Defined Benefit Pension and Post Retirement Medical plans as of the years ended December 31, 2007 and 2006:

	Defined Benefit Pension Plan		Post Retirement Medical Plan

	2007	2006	2007	2006

Change in projected benefit obligation:
Benefit obligation, January 1	$300,773	$275,646	$25,647	$23,923
Service cost	9,685	9,406	2,050	1,851
Interest cost	17,293	15,970	1,489	1,309
Actuarial (gain) loss	(41,275)	6,166	(2,007)	(433)
Benefits paid	(8,230)	(7,463)	(971)	(1,003)
Plan change	—	1,048	—	—

Benefit obligation, December 31	$278,246	$300,773	$26,208	$25,647

	Defined Benefit Pension Plan		Post Retirement Medical Plan

	2007	2006	2007	2006

Change in plan assets:
Value of plan assets, January 1	$256,533	$208,753	$—	$—
Actual return on plan assets	22,849	19,243	—	—
Employer contributions	3,300	36,000	971	1,003
Benefits paid	(8,230)	(7,463)	(971)	(1,003)

Value of plan assets, December 31	$274,452	$256,533	$—	$—

	Defined Benefit Pension Plan		Post Retirement Medical Plan

	2007	2006	2007	2006

Funded (under funded) status at December 31	($3,794)	($44,240)	($26,208)	($25,647)

	Defined Benefit Pension Plan		Post Retirement Medical Plan

	2007	2006	2007	2006

Amounts recognized in consolidated balance sheets:
Prepaid benefit cost (accrued benefit liability)	($3,794)	($44,240)	($51,663)	($52,171)
Accumulated other comprehensive income	(11,674)	(59,213)	25,455	26,523

The accumulated benefit obligation for the Defined Benefit Pension Plan was $260,147 and $279,828 at December 31, 2007 and 2006, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The following table provides information regarding amounts in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit costs at December 31, 2007:

	Defined Benefit Pension Plan		Post Retirement Medical Plan

	Gross	Net of tax	Gross	Net of tax

Net gain (loss)	($16,531)	($10,745)	($8,154)	($5,300)
Net prior service (cost) credit	(1,199)	(779)	33,609	21,846
Net transition asset (obligation)	6,056	3,937	—	—

	($11,674)	($7,587)	$25,455	$16,546

The following table provides information regarding amounts in accumulated other comprehensive income that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2008:

	Defined Benefit Pension Plan		Post Retirement Medical Plan

	Gross	Net of tax	Gross	Net of tax

Net gain (loss)	$—	$—	($408)	($266)
Net prior service (cost) credit	(218)	(142)	3,727	2,423
Net transition asset (obligation)	1,514	984	—	—

	$1,296	$842	$3,319	$2,157

The expected benefit payments for the Company’s Defined Benefit Pension and Post Retirement Medical Plans for the years indicated are as follows:

	Defined Benefit Pension Plan	Post Retirement Medical Plan

2008	$9,626	$986
2009	10,403	1,164
2010	11,019	1,378
2011	12,046	1,652
2012	13,380	1,875
2013 through 2017	87,195	14,060

Net periodic (benefit) cost of the Defined Benefit Pension Plan and the Post Retirement Medical Plan included in general insurance expenses in the accompanying consolidated statements of income for the years ended December 31, includes the following components.

	Defined benefit pension plan

	2007	2006	2005

Components of net periodic (benefit) cost:
Service cost	$9,685	$9,406	$8,498
Interest cost	17,293	15,970	14,537
Expected return on plan assets	(20,166)	(16,835)	(15,610)
Amortization of transition obligation	(1,514)	(1,514)	(1,514)
Amortization of unrecognized prior service cost	218	462	632
Amortization of loss from earlier periods	4,877	5,447	4,035

Net periodic (benefit) cost	$10,393	$12,936	$10,578

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

	Post Retirement Medical Plan

	2007	2006	2005

Components of net periodic (benefit) cost:
Service cost	$2,050	$1,851	$2,385
Interest cost	1,489	1,309	2,421
Expected return on plan assets	—	—	—
Amortization of transition obligation	—	—	—
Amortization of unrecognized prior service cost	(3,727)	(3,727)	(1,868)
Amortization of loss from earlier periods	651	633	532

Net periodic (benefit) cost	$463	$66	$3,470

The following table presents the assumptions used in determining benefit obligations of the Defined Benefit Pension Plan and the Post Retirement Medical Plan for the years ended December 31, 2007, 2006 and 2005:

	Defined Benefit Pension Plan

	2007	2006	2005

Discount rate	6.75%	5.75%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	3.19%	3.19%	3.19%

	Post Retirement Medical Plan

	2007	2006	2005

Discount rate	6.75%	5.75%	5.75%

The discount rate has been set based upon the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

Assumed healthcare cost trend rates have a significant effect on the amounts reported for the Post Retirement Medical Plan. For measurement purposes, a 9.00% annual rate of increase in the per capita cost of covered healthcare benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2016.

The following table presents what a one-percentage-point change would have on assumed healthcare cost trend rates:

	One percentage point increase	One percentage point decrease

Increase (decrease) on total service and interest cost on components	$4,058	($3,098)
Increase (decrease) on post-retirement benefit obligation	519	(441)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The following table presents how the Company’s Defined Benefit Pension Plan assets are invested at December 31, 2007 and 2006:

	December 31,

	2007	2006

Equity securities	73%	70%
Debt securities	25%	28%
Other	2%	2%

Total	100%	100%

The following table presents the Company’s target allocation for invested Defined Benefit Pension Plan assets at December 31, 2008:

December 31, 2008

Equity securities	70%
Debt securities	25%
Other	5%

Total	100%

Management estimates the value of these investments will be recoverable. The Company does not expect any plan assets to be returned to it during the year ended December 31, 2008. The Company made a contribution in the amount of $3,300 to its Defined Benefit Pension Plan during the year ended December 31, 2007. The Company expects to contribute approximately $986 to its Post Retirement Medical Plan during the year ended December 31, 2008.

The investment objective of the Defined Benefit Pension Plan is to provide an attractive risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

Supplemental executive retirement plan - The Company also provides supplemental executive retirement plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The Company’s expense for these plans was $4,869, $4,942 and $3,732 for the years ended December 31, 2007, 2006 and 2005, respectively. The liability associated with these plans was $41,676 and $46,084 at December 31, 2007 and 2006, respectively, and is included in other liabilities in the accompanying consolidated balance sheets.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The following tables summarize changes in the benefit obligations, plan assets and funded status for the Company’s Supplemental Executive Retirement Plans for the years ended December 31, 2007 and 2006:

	Supplemental Executive Retirement Plan

	December 31,

	2007	2006

Change in projected benefit obligation:
Benefit obligation, January 1	$46,085	$45,771
Service cost	1,044	964
Interest cost	2,589	2,565
Actuarial (gain) loss	(6,136)	(1,270)
Benefits paid	(1,906)	(1,946)

Benefit obligation, December 31	$41,676	$46,084

	Supplemental Executive Retirement Plan

	December 31,

	2007	2006

Change in plan assets:
Fair value of plan assets, January 1	$—	$—
Employer contributions	1,906	1,946
Benefits paid	(1,906)	(1,946)

Fair value of plan assets, December 31	$—	$—

	Supplemental Executive Retirement Plan

	December 31,

	2007	2006

Underfunded status	($41,676)	($46,084)
Accumulated other comprehensive expense (income)	(123)	219

The following table provides information regarding amounts in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit costs at December 31, 2007:

	Gross	Net of tax

Net gain (loss)	($283)	($184)
Net prior service (cost) credit	(7,085)	(4,606)

	($7,368)	($4,790)

The following table provides information regarding amounts in accumulated other comprehensive income that are expected to be recognized as components of net periodic benefit costs for the Supplemental Executive Retirement Plans during the year ended December 31, 2008:

	Gross	Net of tax

Net gain (loss)	$250	$162
Net prior service (cost) credit	986	642

	$1,236	$804

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The expected benefit payments for the Company’s Supplemental Executive Retirement Plans for the years indicated are estimated as follows:

2008	$1,768
2009	2,058
2010	2,230
2011	2,483
2012	2,478
2013 through 2017	16,293

Net periodic cost of the Supplemental Executive Retirement Plans included in general insurance expenses in the accompanying consolidated statements of income for the years ended December 31, includes the following components:

	Year Ended December 31,

	2007	2006	2005

Components of net periodic (benefit) cost:
Service cost	$1,044	$964	$818
Interest cost	2,589	2,564	2,147
Amortization of unrecognized prior service cost	986	1,024	598
Amortization of loss from earlier periods	250	390	169

Net periodic cost	$4,869	$4,942	$3,732

The following table presents the assumptions used in determining benefit obligations for the Supplemental Executive Retirement Plans for the years ended December 31, 2007, 2006 and 2005:

	Year Ended December 31,

	2007	2006	2005

Discount rate	6.75%	5.75%	5.75%
Rate of compensation increase	6.00%	6.00%	6.00%

Other employee benefit plans - The Company sponsors a defined contribution 401(k) retirement plan, which provides eligible participants with the opportunity to defer up to 50% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions for employees hired before January 1, 1999. For all other employees, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2007, 2006 and 2005 were $9,573, $8,825 and $8,153, respectively.

The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $17,934 and $18,495 at December 31, 2007 and 2006, respectively. The participant deferrals earned interest at the average rates of 6.50% and 6.49% during the years ended December 31, 2007 and 2006, respectively. The interest rate is based on the Moody’s Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 6.41% to 8.30% for retired participants. Interest expense related to this plan was $1,261, $1,295 and $1,199 for the years ended December 31, 2007, 2006 and 2005, respectively, and is included in general insurance expenses in the consolidated statements of income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The Company has a deferred compensation plan for select sales personnel with the opportunity to participate in an unfunded deferred compensation program. Under this program, participants may defer compensation and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Effective January 1, 2005, this program no longer accepted participant deferrals. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $5,257 and $5,658 at December 31, 2007 and 2006, respectively. The participant deferrals earned interest at the average rate of 4.6% and 4.5% during the years ended December 31, 2007 and 2006, respectively. The interest rate is based on an annual rate determined by the Company. The interest expense related to this plan was $258, $269 and $282 for the years ended December 31, 2007, 2006 and 2005, respectively, and is included in general insurance expense in the consolidated statements of income.

The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $14,533 and $12,531 at December 31, 2007 and 2006, respectively. Unrealized gains on invested participant deferrals were $997, $1,556 and $542 for the years ended December 31, 2007, 2006 and 2005, respectively.

17. Federal Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,

	2007	2006	2005

Current	$60,813	$35,892	$52,304
Deferred	57,978	36,711	14,241

Total income tax provision	$118,791	$72,603	$66,545

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective federal income tax rate from continuing operations for the years ended December 31, 2007, 2006 and 2005:

	2007	2006	2005

Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
Reduction in tax contingency	—	(1.8%)	(0.5%)
Investment income not subject to federal tax	(1.6%)	(2.5%)	(2.3%)
Tax credits	(2.8%)	(4.8%)	(4.6%)
State income taxes net of federal benefit	0.5%	0.7%	0.9%
Other, net	2.0%	1.6%	(1.6%)

Effective federal income tax rate from continuing operations	33.1%	28.2%	26.9%

The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the implementation of FIN 48, the Company recognized approximately an $87,427 increase in the liability for unrecognized tax benefits, of which $6,195 was accounted for as a reduction to the January 1, 2007 balance of retained earnings, $4,505 was accounted for as a reduction to a liability previously accounted for under Statement of Financial Accounting Standards No. 5 “Accounting for Contingencies”, and a $76,727 increase related to temporary items. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

Balance, January 1, 2007	$87,427
Additions for tax positions in the current year	3,957
Additions for tax positions in prior years	21,749
Reductions for tax positions in prior years	(51,847)

Balance, December 31, 2007	$61,286

Included in the unrecognized tax benefits of $61,286 at December 31, 2007 was $4,086 of tax benefits that, if recognized, would increase the annual effective tax rate.

The Company recognizes interest and accrues penalties related to unrecognized tax benefits in current income tax expense. During the year ended December 31, 2007, the Company recognized approximately $1,300 in interest and penalties related to the uncertain tax positions. The Company had accrued approximately $5,632 for the payment of interest and penalties at December 31, 2007.

During the current year, the Company executed closing agreements with the Internal Revenue Service (the “IRS”) for all federal examinations on tax years 1994 through 2004. Tax years 2005 and 2006 are still open to federal examination by the IRS. The Company is not currently under federal examination. The Company does not expect significant increases or decreases to the unrecognized tax benefits in 2008. Also, the Company does not expect significant increases or decreases relating to state and local audits.

The Company has reduced its liability for tax contingencies in each of the last three years due to the completion of Internal Revenue Service examinations.

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2007 and 2006, are as follows:

	December 31,

	2007		2006

	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability

Policyholder reserves	$—	$45,769	$97,442	$—
Deferred acquisition costs	—	55,363	—	39,917
Investment assets	—	39,351	—	93,596
Policyholder dividends	29,942	—	29,939	—
Net operating loss carryforward	208,714	—	172,709	—
Other	57,375	—	—	2,781

Total deferred taxes	$296,031	$140,483	$300,090	$136,294

Amounts presented for investment assets above include $(3,082) and $4,329 related to the unrealized (gains) losses on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2007 and 2006, respectively.

The Company, together with certain of its subsidiaries, and GWL&A Financial have entered into an income tax allocation agreement whereby GWL&A Financial files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis. Certain other subsidiaries file their federal income tax returns separately.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The Company has federal net operating loss carry forwards generated by a subsidiary that files an income tax return separate from the GWL&A Financial consolidated federal income tax return. As of December 31, 2007, the subsidiary had net operating loss carry forwards expiring as follows:

Year	Amount

2025	$371,058
2026	113,001
2027	112,267

Total	$596,326

Included in due from parent and affiliates at December 31, 2007 and 2006 is $31,376 and ($14,707), respectively, of income taxes receivable (payable) to GWL&A Financial related to the consolidated income tax return filed by the Company and certain subsidiaries. Included in the consolidated balance sheets at December 31, 2007 and 2006 is $135 and $12,034 of income taxes payable in other liabilities related to the separate federal income tax returns filed by certain subsidiaries and other state income tax receivables.

18. Segment Information

The Company has three business segments: Individual Markets, Retirement Services and Other. The Individual Markets segment distributes life insurance and individual annuity products to both individuals and businesses through various distribution channels. Life insurance products in-force include participating and non-participating term life, whole life, universal life and variable universal life. The Retirement Services segment provides enrollment services, communication materials, various investment options and education services to employer-sponsored defined contribution and voluntary 403(b) plans, as well as comprehensive administrative and record-keeping services for financial institutions and employers. The Company’s Other segment includes corporate items not directly allocated to any of its other business segments, interest expense on long-term debt and the activities of a wholly owned subsidiary whose sole business is the assumption of a certain block of term life insurance from an affiliated company. The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has its own unique distribution channels.

On January 1, 2007, the Company’s business segments were redefined from prior periods whereby the Individual Markets and Retirement Services segments (formerly combined as the Company’s Financial Services segment) were identified and reported separately. As discussed in Note 2, substantially all of the Company’s former Healthcare segment has been reclassified as discontinued operations and, accordingly, is no longer reported as a separate business segment. The Company will retain a small portion of its Healthcare business and will report it within its Individual Markets segment. The segment reporting for prior periods has been restated to reflect these changes in business segments.

The accounting policies of each of the business segments are the same as those described in Note 1. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes. All material inter-segment transactions and balances have been eliminated in consolidation.

The Company’s operations are not materially dependent on one or a few customers, brokers or agents.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The following tables summarize segment financial information for the year ended and as of December 31, 2007:

	Year Ended December 31, 2007

	Individual Markets	Retirement Services	Other	Total

Revenue:
Premium income	($1,027,417)	$4,729	$165,421	($857,267)
Fee income	69,535	388,959	4,771	463,265
Net investment income	759,037	350,382	30,122	1,139,541
Net realized gains on investments	(8,081)	4,885	1,168	(2,028)

Total revenue	(206,926)	748,955	201,482	743,511

Benefits and expenses:
Benefits	(577,592)	224,413	128,315	(224,864)
Expenses	190,721	338,677	80,311	609,709

Total benefits and expenses	(386,871)	563,090	208,626	384,845

Net operating income (loss) before income taxes	179,945	185,865	(7,144)	358,666
Income taxes	59,863	58,474	454	118,791

Net income (loss) from continuing operations	$120,082	$127,391	($7,598)	$239,875

	December 31, 2007

	Individual Markets	Retirement Services	Other	Total

Assets:
Investments	$11,157,282	$5,899,077	$2,326,324	$19,382,683
Other assets	1,204,911	637,061	251,227	2,093,199
Separate account assets	4,607,371	13,482,613	—	18,089,984

Assets from continuing operations	16,969,564	20,018,751	2,577,551	39,565,866
Assets from discontinued operations				724,766

Total assets	$16,969,564	$20,018,751	$2,577,551	$40,290,632

The following tables summarize segment financial information for the year ended and as of December 31, 2006:

	Year Ended December 31, 2006

	Individual Markets	Retirement Services	Other	Total

Revenue:
Premium income	$446,662	$10,661	$125,129	$582,452
Fee income	42,780	293,784	4,808	341,372
Net investment income	766,350	304,139	39,647	1,110,136
Net realized gains on investments	(3,561)	(5,105)	(799)	(9,465)

Total revenue	1,252,231	603,479	168,785	2,024,495

Benefits and expenses:
Benefits	1,010,613	194,928	115,180	1,320,721
Expenses	100,845	274,223	72,061	447,129

Total benefits and expenses	1,111,458	469,151	187,241	1,767,850

Net operating income (loss) before income taxes	140,773	134,328	(18,456)	256,645
Income taxes	48,648	30,181	(6,226)	72,603

Net income (loss) from continuing operations	$92,125	$104,147	($12,230)	$184,042

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

	December 31, 2006

	Individual Markets	Retirement Services	Other	Total

Assets:
Investments	$12,443,617	$6,243,185	$3,097,773	$21,784,575
Other assets	1,492,304	748,715	371,501	2,612,520
Separate account assets	3,803,591	12,486,383	—	16,289,974

Assets from continuing operations	17,739,512	19,478,283	3,469,274	40,687,069
Assets from discontinued operations				794,785

Total assets	$17,739,512	$19,478,283	$3,469,274	$41,481,854

The following tables summarize segment financial information for the year ended December 31, 2005:

	Year Ended December 31, 2005

	Individual Markets	Retirement Services	Other	Total

Revenue:
Premium income	$473,071	$6,277	$166,688	$646,036
Fee income	40,174	258,064	4,723	302,961
Net investment income	754,377	277,121	12,583	1,044,081
Net realized gains on investments	16,334	7,059	(4,696)	18,697

Total revenue	1,283,956	548,521	179,298	2,011,775

Benefits and expenses:
Benefits	1,052,039	185,714	166,337	1,404,090
Expenses	99,692	237,214	23,099	360,005

Total benefits and expenses	1,151,731	422,928	189,436	1,764,095

Net operating income (loss) before income taxes	132,225	125,593	(10,138)	247,680
Income taxes	37,152	32,161	(2,768)	66,545

Net income (loss) from continuing operations	$95,073	$93,432	($7,370)	$181,135

19. Share-Based Compensation

Lifeco, of which the Company is an indirect wholly-owned subsidiary, has a stock option plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the market price of the shares on the date of the grant. Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options. The Lifeco plan provides for the granting of options with varying terms and vesting requirements. Generally, options under the Lifeco plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant.

The Company adopted the provisions of SFAS No. 123R on January 1, 2006, applying the modified prospective transition method of adoption; accordingly, the results of prior years have not been restated. Prior to January 1, 2006, the Company accounted for share-based payment awards under the recognition and measurement provisions of APB No. 25 and the related interpretations, as permitted by SFAS No. 123. During the years ended December 31, 2007 and 2006, the Company recognized $3,816 and $4,525, respectively, in its consolidated statements of income related to share-based compensation expense which is included in general insurance expenses in the consolidated statements of income. No share-based compensation cost was recognized in the consolidated statement of income during the year ended December 31, 2005 since the stock options granted prior to adoption of SFAS No. 123R had exercise prices equal to the market value of the underlying Lifeco common stock on the date of grant.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

Under the modified prospective transition method, share-based compensation cost related to the unvested portion of awards outstanding at the time of adoption of SFAS No. 123R is recognized in earnings rateably over the future vesting periods of the awards. For share-based compensation awards that are granted or modified after the adoption of SFAS No. 123R, compensation cost is recognized in earnings using the accelerated attribution method permitted under SFAS No. 123R.

The Lifeco plan contains a provision that permits a retiring option holder with unvested stock options on the date of retirement to continue to vest in them post retirement for a period of up to five years. Upon the retirement of an option holder with unvested options, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time. At December 31, 2007, the Company had $6,663, net of estimated forfeitures, of unrecognized share-based compensation costs, which will be recognized in its earnings through 2014. The weighted average period over which these costs will be recognized in earnings is 2.3 years.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding at December 31, 2007. The options granted relate to stock traded in Canadian dollars on the Toronto Stock Exchange, therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted Average

	Shares Under Option	Exercise Price (Whole Dollars)	Remaining Contractual Term (Years)	Aggregate Intrinsic Value [1]

Outstanding, January 1, 2007	4,906,603	$14.82
Granted	760,000	37.50
Exercised	(1,118,492)	13.47

Outstanding, December 31, 2007	4,548,111	21.85	4.9	$64,034

Vested and expected to vest, December 31, 2007	4,480,821	$21.78	4.9	$63,422

Exercisable, December 31, 2007	3,115,211	$16.96	4.0	$59,107

1 The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2007 and the exercise price of the option multiplied by the number of options.

The following table illustrates the proforma effect on net income for the year ended December 31, 2005 as if the Company had applied the fair value recognition provisions of SFAS No. 123 to stock-based employee compensation:

Year Ended December 31, 2005

Net income, as reported	$371,555
Less: compensation for fair value of stock options, net of related income tax effect	(3,061)

Proforma net income	$368,494

As a result of adopting SFAS No. 123R, the Company’s income before income taxes and net income were lower by $3,816 and $3,366, respectively, for the year ended December 31, 2007 and by $4,525 and $4,038, respectively, for the year ended December 31, 2006 than if it had continued to account for share-based compensation under APB No. 25. The adoption of SFAS No. 123R did not have an effect on the Company’s cash flow. The cash proceeds from the exercise of stock options are received and retained by Lifeco.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The following table presents other information regarding options under the Lifeco plan during the year ended December 31, 2007:

Year Ended December 31, 2007

Weighted average fair value of options granted	$7.46
Intrinsic value of options exercised [1]	$23,432
Fair value of options vested	$3,440

1 The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of each option granted during the year was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Dividend yield	2.84%
Expected volitility	19.06%
Risk free interest rate	4.02%
Expected duration (years)	7.9

20. Obligations Relating to Debt and Leases

The Company enters into operating leases primarily for the rental of office space. The following table shows, as of December 31, 2007, scheduled related party debt principal repayments and minimum annual rental commitments for operating leases having initial or remaining non-cancelable lease terms in excess of one year during the years ended December 31, 2008 through 2012 and thereafter:

Year Ended December 31,	Related Party Notes	Operating Leases	Total Contractual Obligations

2008	$—	$26,481	$26,481
2009	—	26,534	26,534
2010	—	12,011	12,011
2011	—	3,780	3,780
2012	—	2,254	2,254
Thereafter	528,400	—	528,400

21. Commitments and Contingencies

The Company is involved in various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings are not expected to have a material adverse effect on the Company’s consolidated financial position or the results of its operations.

The Company has entered into a corporate credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility matures on May 26, 2010. Interest accrues at a rate dependent upon various conditions and terms of borrowings. The agreement requires the Company to maintain a minimum adjusted net worth of $900,000 plus 50% of its net income, if positive (both compiled by the unconsolidated statutory accounting basis prescribed by the National Association of Insurance Commissioners), for each quarter ending after March 31, 2005. The Company had no borrowings under the credit facility at either December 31, 2007 or 2006 and was in compliance with all covenants.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Notes to Consolidated Financial Statements
Years Ended December 31, 2007, 2006 and 2005
(Dollars in Thousands, Except Share Amounts)

The Company makes commitments to fund partnership interests and other investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2007 and 2006 were $97,201 and $65,267, respectively, all of which is due within one year from the dates indicated.

In connection with certain acquisitions, the Company agreed to pay additional consideration in future periods, based upon the attainment by the acquired entity of defined operating objectives. The contingent consideration obligations are not considered contractual obligations and are not accrued for prior to the attainment of the objectives. Any such contingent payments will be considered as additional purchase consideration and will result in an adjustment to the purchase price allocation in the period in which the contingency is resolved.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
Schedule III
Supplemental Insurance Information
(In Thousands)

	As of and for the year ended December 31, 2007

Operations:	Individual Markets	Retirement Services	Other	Total

Deferred acquisition costs	$143,839	$252,984	$—	$396,823
Future policy benefits, losses, claims and expenses	11,044,711	5,990,779	277,220	17,312,710
Unearned premium reserves	63,985	—	—	63,985
Other policy claims and benefits payable	852,505	267	—	852,772
Premium income	(1,027,417)	4,729	165,421	(857,267)
Net investment income	759,037	350,382	30,122	1,139,541
Benefits, claims, losses and settlement expenses	(577,592)	224,413	128,315	(224,864)
Amortization of deferred acquisition costs	104,345	24,230	—	128,575
Other operating expenses	86,376	314,447	80,311	481,134

	As of and for the year ended December 31, 2006

Operations:	Individual Markets	Retirement Services	Other	Total

Deferred acquisition costs	$217,735	$233,480	$—	$451,215
Future policy benefits, losses, claims and expenses	12,840,101	6,067,691	221,092	19,128,884
Unearned premium reserves	58,687	—	—	58,687
Other policy claims and benefits payable	879,971	76	—	880,047
Premium income	446,662	10,661	125,129	582,452
Net investment income	766,350	304,139	39,647	1,110,136
Benefits, claims, losses and settlement expenses	1,010,613	194,928	115,180	1,320,721
Amortization of deferred acquisition costs	23,785	20,739	—	44,524
Other operating expenses	77,060	253,484	72,061	402,605

	For the year ended December 31, 2005

Operations:	Individual Markets	Retirement Services	Other	Total

Premium income	$473,071	$6,277	$166,688	$646,036
Net investment income	754,377	277,121	12,583	1,044,081
Benefits, claims, losses and settlement expenses	1,052,039	185,714	166,337	1,404,090
Amortization of deferred acquisition costs	26,824	24,482	—	51,306
Other operating expenses	72,868	212,732	23,099	308,699

Item 9.	Changes in and Disagreements With Accountants on Accounting and Financial Disclosure

There has been no change in the Company’s independent registered public accounting firm nor have there been any disagreements on accounting or financial disclosure matters.

Item 9A.	Controls and Procedures

The Company’s management is responsible for establishing and maintaining adequate internal control over financial reporting. The Company’s internal control over financial reporting is designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of the financial statements for external purposes in accordance with generally accepted accounting principles.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.

Management assessed the effectiveness of the Company’s internal control over financial reporting as of December 31, 2007. In making this evaluation, management used criteria set forth in Internal Control – Integrated Framework issued by the committee of Sponsoring Organizations of the Treadway Commission. Based on their evaluation, the Chief Executive Officer and Chief Financial Officer have concluded that the Company’s internal control over financial reporting is effective as of December 31, 2007.

The Chief Executive Officer and Chief Financial Officer hereby confirm that there were no changes in the Company’s internal control over financial reporting during the fourth quarter of 2007 that have materially affected, or are reasonably likely to materially affect, the Company’s internal control over financial reporting.

Variable Annuity -1 Series
Account of Great-West Life
& Annuity Insurance
Company

Financial Statements for the Years Ended
December 31, 2007 and 2006
and Report of Independent Registered Public
Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Contract Owners of
Variable Annuity -1 Series Account of
Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of Variable Annuity -1 Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2007, by investment division, and the related statements of operations for the year then ended, by investment division, the statements of changes in net assets for each of the two years in the period then ended, by investment division, and the financial highlights included in Note 5 for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Variable Annuity -1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2007, by investment division, the results of its operations for the year then ended, by investment division, the changes in its net assets for each of the two years in the period then ended, by investment division, and the financial highlights for each of the five years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

March 24, 2008

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	AIM V.I. CORE EQUITY FUND	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. TECHNOLOGY FUND	ALGER AMERICAN GROWTH PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$8,203,282	$5,105,109	$2,909,117	$4,449,369	$20,791,788	$6,733,743
Investment income due and accrued
Purchase payments receivable			15		1,848
Due from Great West Life & Annuity Insurance Company				387	6,199

Total assets	8,203,282	5,105,109	2,909,132	4,449,756	20,799,835	6,733,743

LIABILITIES:
Redemptions payable	201	13		20,271		16,354
Due to Great West Life & Annuity Insurance Company	961	593	341	522	2,442	791

Total liabilities	1,162	606	341	20,793	2,442	17,145

NET ASSETS	$8,202,120	$5,104,503	$2,908,791	$4,428,963	$20,797,393	$6,716,598

NET ASSETS REPRESENTED BY:
Accumulation units	$8,202,120	$5,104,503	$2,908,791	$4,418,868	$20,736,105	$6,716,598
Contracts in payout phase				10,095	61,288

NET ASSETS	$8,202,120	$5,104,503	$2,908,791	$4,428,963	$20,797,393	$6,716,598

ACCUMULATION UNITS OUTSTANDING	395,998	351,270	230,421	1,574,855	880,656	313,927

UNIT VALUE (ACCUMULATION)	$20.71	$14.53	$12.62	$2.81	$23.55	$21.40

(1) Cost of investments:	$6,592,660	$5,489,980	$2,824,430	$4,433,608	$16,249,693	$6,137,518
Shares of investments:	281,803	889,392	86,504	294,660	421,997	285,086

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	ALLIANCE- BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE- BERNSTEIN VPS GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	ALLIANCE- BERNSTEIN VPS UTILITY INCOME PORTFOLIO

Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$1,318,787	$898,666	$11,323,827	$7,607,671	$1,199,484	$5,022,954
Investment income due and accrued
Purchase payments receivable	205		1,258			7,247
Due from Great West Life & Annuity Insurance Company						6,698

Total assets	1,318,992	898,666	11,325,085	7,607,671	1,199,484	5,036,899

LIABILITIES:
Redemptions payable				187	154
Due to Great West Life & Annuity Insurance Company	157	106	1,327	889	141	588

Total liabilities	157	106	1,327	1,076	295	588

NET ASSETS	$1,318,835	$898,560	$11,323,758	$7,606,595	$1,199,189	$5,036,311

NET ASSETS REPRESENTED BY:
Accumulation units	$1,318,835	$898,560	$11,323,758	$7,606,595	$1,199,189	$5,004,903
Contracts in payout phase						31,408

NET ASSETS	$1,318,835	$898,560	$11,323,758	$7,606,595	$1,199,189	$5,036,311

ACCUMULATION UNITS OUTSTANDING	113,600	80,877	629,566	642,716	113,576	218,552

UNIT VALUE (ACCUMULATION)	$11.61	$11.11	$17.99	$11.84	$10.56	$22.90

(1) Cost of investments:	$1,358,139	$871,014	$12,902,955	$7,645,834	$1,399,966	$4,330,821
Shares of investments:	49,172	39,226	454,955	302,612	70,104	168,952

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP VALUE FUND	DELAWARE VIP GROWTH OPPORTUNITIES SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS IP MIDCAP STOCK PORTFOLIO

Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$2,382,793	$9,179,134	$8,315,544	$272,585	$4,809,160	$1,166,870
Investment income due and accrued
Purchase payments receivable						80
Due from Great West Life & Annuity Insurance Company			523

Total assets	2,382,793	9,179,134	8,316,067	272,585	4,809,160	1,166,950

LIABILITIES:
Redemptions payable	55,504	86	784	176	253
Due to Great West Life & Annuity Insurance Company	279	1,070	977	31	565	137

Total liabilities	55,783	1,156	1,761	207	818	137

NET ASSETS	$2,327,010	$9,177,978	$8,314,306	$272,378	$4,808,342	$1,166,813

NET ASSETS REPRESENTED BY:
Accumulation units	$2,327,010	$9,177,978	$8,309,490	$272,378	$4,808,342	$1,166,813
Contracts in payout phase			4,816

NET ASSETS	$2,327,010	$9,177,978	$8,314,306	$272,378	$4,808,342	$1,166,813

ACCUMULATION UNITS OUTSTANDING	166,561	370,098	548,064	24,872	278,630	75,449

UNIT VALUE (ACCUMULATION)	$13.97	$24.80	$15.16	$10.95	$17.26	$15.46

(1) Cost of investments:	$2,356,260	$5,861,390	$9,012,208	$285,513	$5,231,137	$1,249,614
Shares of investments:	325,074	773,957	1,113,192	12,761	167,859	75,185

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO	DWS CAPITAL GROWTH VIP PORTFOLIO	DWS DREMAN HIGH RETURN EQUITY VIP PORTFOLIO

Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$7,579,974	$140,355	$2,524,570	$1,129,327	$2,568,961	$4,386,581
Investment income due and accrued			3,276
Purchase payments receivable				3,660
Due from Great West Life & Annuity Insurance Company	11,687				4,598

Total assets	7,591,661	140,355	2,527,846	1,132,987	2,573,559	4,386,581

LIABILITIES:
Redemptions payable	36		536		610	32
Due to Great West Life & Annuity Insurance Company	892	17	297	134	302	513

Total liabilities	928	17	833	134	912	545

NET ASSETS	$7,590,733	$140,338	$2,527,013	$1,132,853	$2,572,647	$4,386,036

NET ASSETS REPRESENTED BY:
Accumulation units	$7,441,145	$140,338	$2,527,013	$1,132,853	$2,532,454	$4,386,036
Contracts in payout phase	149,588				40,193

NET ASSETS	$7,590,733	$140,338	$2,527,013	$1,132,853	$2,572,647	$4,386,036

ACCUMULATION UNITS OUTSTANDING	625,089	11,188	213,391	102,435	228,407	354,883

UNIT VALUE (ACCUMULATION)	$11.90	$12.54	$11.84	$11.06	$11.09	$12.36

(1) Cost of investments:	$5,838,320	$175,136	$2,028,987	$1,156,634	$2,014,178	$4,360,135
Shares of investments:	168,970	4,340	99,275	77,087	125,868	304,624

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO	DWS GROWTH & INCOME VIP PORTFOLIO	DWS HEALTH CARE VIP PORTFOLIO	DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO	FEDERATED AMERICAN LEADERS FUND II

Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$1,341,206	$734,854	$1,137,081	$857,716	$9,195,388	$8,838,016
Investment income due and accrued
Purchase payments receivable			1,441
Due from Great West Life & Annuity Insurance Company					531	3,410

Total assets	1,341,206	734,854	1,138,522	857,716	9,195,919	8,841,426

LIABILITIES:
Redemptions payable	13			131	2,132	1,737
Due to Great West Life & Annuity Insurance Company	157	86	134	99	1,082	1,035

Total liabilities	170	86	134	230	3,214	2,772

NET ASSETS	$1,341,036	$734,768	$1,138,388	$857,486	$9,192,705	$8,838,654

NET ASSETS REPRESENTED BY:
Accumulation units	$1,341,036	$734,768	$1,138,388	$857,486	$9,187,816	$8,792,864
Contracts in payout phase					4,889	45,790

NET ASSETS	$1,341,036	$734,768	$1,138,388	$857,486	$9,192,705	$8,838,654

ACCUMULATION UNITS OUTSTANDING	123,867	73,752	94,811	63,813	522,916	459,059

UNIT VALUE (ACCUMULATION)	$10.83	$9.96	$12.01	$13.44	$17.57	$19.15

(1) Cost of investments:	$1,434,728	$662,962	$1,113,095	$827,468	$8,390,447	$9,722,964
Shares of investments:	66,660	67,979	77,458	44,649	625,111	515,938

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	FEDERATED CAPITAL INCOME FUND II	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FRANKLIN SMALL CAP VALUE SECURITIES FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES

Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$814,893	$30,796,538	$515,065	$4,289,933	$1,386,561	$18,410,412
Investment income due and accrued
Purchase payments receivable		959			70,409
Due from Great West Life & Annuity Insurance Company		7,761				5,327

Total assets	814,893	30,805,258	515,065	4,289,933	1,456,970	18,415,739

LIABILITIES:
Redemptions payable	10			10		137
Due to Great West Life & Annuity Insurance Company	95	3,561	60	498	161	2,129

Total liabilities	105	3,561	60	508	161	2,266

NET ASSETS	$814,788	$30,801,697	$515,005	$4,289,425	$1,456,809	$18,413,473

NET ASSETS REPRESENTED BY:
Accumulation units	$814,788	$30,715,642	$515,005	$4,289,425	$1,456,809	$18,341,935
Contracts in payout phase		86,055				71,538

NET ASSETS	$814,788	$30,801,697	$515,005	$4,289,425	$1,456,809	$18,413,473

ACCUMULATION UNITS OUTSTANDING	60,680	1,880,992	52,226	289,887	139,803	1,238,890

UNIT VALUE (ACCUMULATION)	$13.43	$16.33	$9.86	$14.80	$10.42	$14.81

(1) Cost of investments:	$710,797	$30,357,954	$560,486	$3,886,974	$1,376,711	$19,211,405
Shares of investments:	84,708	2,670,992	30,121	142,760	44,613	1,606,493

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO SERVICE SHARES	JANUS ASPEN LARGE CAP GROWTH PORTFOLIO

Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$2,550,692	$3,113,538	$1,120,730	$28,858,965	$5,863,296	$12,979,862
Investment income due and accrued
Purchase payments receivable	431
Due from Great West Life & Annuity Insurance Company				5,452		4,288

Total assets	2,551,123	3,113,538	1,120,730	28,864,417	5,863,296	12,984,150

LIABILITIES:
Redemptions payable		6	50	683	22,031	7,020
Due to Great West Life & Annuity Insurance Company	295	365	131	3,345	681	1,518

Total liabilities	295	371	181	4,028	22,712	8,538

NET ASSETS	$2,550,828	$3,113,167	$1,120,549	$28,860,389	$5,840,584	$12,975,612

NET ASSETS REPRESENTED BY:
Accumulation units	$2,550,828	$3,113,167	$1,120,549	$28,818,203	$5,840,584	$12,938,128
Contracts in payout phase				42,186		37,484

NET ASSETS	$2,550,828	$3,113,167	$1,120,549	$28,860,389	$5,840,584	$12,975,612

ACCUMULATION UNITS OUTSTANDING	244,864	192,696	109,725	941,230	490,829	663,980

UNIT VALUE (ACCUMULATION)	$10.42	$16.16	$10.21	$30.62	$11.90	$19.49

(1) Cost of investments:	$2,503,944	$2,837,605	$1,140,941	$20,779,162	$6,035,700	$12,086,626
Shares of investments:	210,280	156,538	56,036	441,877	90,890	491,289

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES PORTFOLIO	NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA	PIMCO VIT HIGH YIELD PORTFOLIO

Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$14,545,747	$13,747,242	$237,330	$3,544,665	$16,088,746	$6,032,984
Investment income due and accrued						39,157
Purchase payments receivable				41	404	12,651
Due from Great West Life & Annuity Insurance Company	7,536	5,099			8,859

Total assets	14,553,283	13,752,341	237,330	3,544,706	16,098,009	6,084,792

LIABILITIES:
Redemptions payable	7,556	1,932
Due to Great West Life & Annuity Insurance Company	1,699	1,614	26	417	1,886	704

Total liabilities	9,255	3,546	26	417	1,886	704

NET ASSETS	$14,544,028	$13,748,795	$237,304	$3,544,289	$16,096,123	$6,084,088

NET ASSETS REPRESENTED BY:
Accumulation units	$14,456,363	$13,680,320	$237,304	$3,544,289	$15,977,163	$6,084,088
Contracts in payout phase	87,665	68,475			118,960

NET ASSETS	$14,544,028	$13,748,795	$237,304	$3,544,289	$16,096,123	$6,084,088

ACCUMULATION UNITS OUTSTANDING	677,485	678,775	22,743	199,822	749,591	451,295

UNIT VALUE (ACCUMULATION)	$21.34	$20.15	$10.43	$17.74	$21.31	$13.48

(1) Cost of investments:	$9,285,533	$11,865,346	$257,839	$3,389,096	$14,216,699	$6,152,627
Shares of investments:	411,711	459,098	13,663	185,487	439,583	749,439

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	PIMCO VIT LOW DURATION BOND PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SMALL CAP VALUE VCT PORTFOLIO

Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$15,800,004	$15,292,932	$4,355,508	$4,971,256	$268,531	$2,761,182
Investment income due and accrued	59,738	58,654
Purchase payments receivable	24,610				10
Due from Great West Life & Annuity Insurance Company	8,515			5,051		6,315

Total assets	15,892,867	15,351,586	4,355,508	4,976,307	268,541	2,767,497

LIABILITIES:
Redemptions payable		8,897	4,051	3,513		505
Due to Great West Life & Annuity Insurance Company	1,842	1,769	511	586	31	326

Total liabilities	1,842	10,666	4,562	4,099	31	831

NET ASSETS	$15,891,025	$15,340,920	$4,350,946	$4,972,208	$268,510	$2,766,666

NET ASSETS REPRESENTED BY:
Accumulation units	$15,776,674	$15,340,920	$4,350,946	$4,961,728	$268,510	$2,755,793
Contracts in payout phase	114,351			10,480		10,873

NET ASSETS	$15,891,025	$15,340,920	$4,350,946	$4,972,208	$268,510	$2,766,666

ACCUMULATION UNITS OUTSTANDING	1,427,719	1,373,045	280,297	351,884	24,191	158,094

UNIT VALUE (ACCUMULATION)	$11.05	$11.17	$15.52	$14.10	$11.10	$17.43

(1) Cost of investments:	$15,564,500	$14,799,781	$3,622,554	$5,360,252	$279,920	$3,461,188
Shares of investments:	1,533,981	1,457,858	169,343	221,535	14,037	212,890

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	THIRD AVENUE VALUE PORTFOLIO	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO

Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$1,106,266	$14,416,633	$65,170,615	$79,519,728	$3,531,663	$11,696,978
Investment income due and accrued			328,170
Purchase payments receivable	8		408,603
Due from Great West Life & Annuity Insurance Company			66,925	52,784		9,092

Total assets	1,106,274	14,416,633	65,974,313	79,572,512	3,531,663	11,706,070

LIABILITIES:
Redemptions payable		40,351		12,041	50	45,953
Due to Great West Life & Annuity Insurance Company	129	1,685	7,604	9,330	414	1,365

Total liabilities	129	42,036	7,604	21,371	464	47,318

NET ASSETS	$1,106,145	$14,374,597	$65,966,709	$79,551,141	$3,531,199	$11,658,752

NET ASSETS REPRESENTED BY:
Accumulation units	$1,106,145	$14,374,597	$65,762,401	$79,296,334	$3,531,199	$11,646,416
Contracts in payout phase			204,308	254,807		12,336

NET ASSETS	$1,106,145	$14,374,597	$65,966,709	$79,551,141	$3,531,199	$11,658,752

ACCUMULATION UNITS OUTSTANDING	87,717	674,092	4,866,328	3,628,132	362,784	401,003

UNIT VALUE (ACCUMULATION)	$12.61	$21.32	$13.51	$21.86	$9.73	$29.04

(1) Cost of investments:	$936,260	$12,139,459	$65,170,615	$62,713,900	$4,047,903	$13,442,536
Shares of investments:	37,148	811,747	65,170,615	3,721,092	136,252	530,475

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

	VAN KAMPEN LIT COMSTOCK	VAN KAMPEN LIT GROWTH & INCOME	WELLS FARGO ADVANTAGE VT MULTI CAP VALUE FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	TOTAL SCHWAB SELECT ANNUITY

					(Memoranda Only)
Schwab Select Annuity:

ASSETS:
Investments at market value (1)	$892,486	$2,461,911	$5,551,836	$584,542	$535,403,182
Investment income due and accrued					488,995
Purchase payments receivable					533,880
Due from Great West Life & Annuity Insurance Company			5,385		232,422

Total assets	892,486	2,461,911	5,557,221	584,542	536,658,479

LIABILITIES:
Redemptions payable		77	12,215	39	266,337
Due to Great West Life & Annuity Insurance Company	105	288	645	69	62,549

Total liabilities	105	365	12,860	108	328,886

NET ASSETS	$892,381	$2,461,546	$5,544,361	$584,434	$536,329,593

NET ASSETS REPRESENTED BY:
Accumulation units	$892,381	$2,461,546	$5,462,258	$584,434	$534,779,905
Contracts in payout phase			82,103		1,549,688

NET ASSETS	$892,381	$2,461,546	$5,544,361	$584,434	$536,329,593

ACCUMULATION UNITS OUTSTANDING	75,106	190,221	362,468	53,096

UNIT VALUE (ACCUMULATION)	$11.88	$12.94	$15.07	$11.01

(1) Cost of investments:	$904,810	$2,410,388	$5,302,964	$644,984	$489,415,253
Shares of investments:	64,393	115,258	501,068	26,534

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2007

	AIM V.I. CORE EQUITY FUND	AIM V.I. HIGH YIELD FUND	AIM V.I. INTERNATIONAL GROWTH FUND	AIM V.I. TECHNOLOGY FUND		ALGER AMERICAN GROWTH PORTFOLIO	ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$92,420	$378,836	$11,565	$		$59,449	$1

EXPENSES:
Mortality and expense risk	76,164	49,900	19,587		35,698	152,387	34,963

NET INVESTMENT INCOME (LOSS)	16,256	328,936	(8,022)		(35,698)	(92,938)	(34,962)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	394,656	23,026	288,088		481,711	645,878	(46,228)
Realized gain distributions							437,730

Net realized gain	394,656	23,026	288,088		481,711	645,878	391,502

Change in net unrealized appreciation (depreciation) on investments	251,137	(301,563)	(38,714)		(294,519)	2,492,737	666,259

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$662,049	$50,399	$241,352		$151,494	$3,045,677	$1,022,799

INVESTMENT INCOME RATIO (2007)	1.03%	6.46%	0.50%			0.33%	0.00%

INVESTMENT INCOME RATIO (2006)	1.66%	7.83%	1.77%			0.13%

INVESTMENT INCOME RATIO (2005)	0.39%	7.22%				0.24%

INVESTMENT INCOME RATIO (2004)	0.76%	14.63%

INVESTMENT INCOME RATIO (2003)	1.09%	5.97%

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2007

	ALLIANCE- BERNSTEIN VPS GROWTH & INCOME PORTFOLIO	ALLIANCE- BERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCE- BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO	ALLIANCE- BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO	ALLIANCE- BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO	ALLIANCE- BERNSTEIN VPS UTILITY INCOME PORTFOLIO

Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$19,938	$		$183,310	$90,514	$18,196	$127,728

EXPENSES:
Mortality and expense risk	9,964		6,457	84,512	64,815	11,875	42,471

NET INVESTMENT INCOME (LOSS)	9,974		(6,457)	98,798	25,699	6,321	85,257

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	9,112		35,724	807,078	574,731	(7,763)	655,433
Realized gain distributions	67,671			3,490,045	299,346	134,565	4,293

Net realized gain	76,783		35,724	4,297,123	874,077	126,802	659,726

Change in net unrealized appreciation (depreciation) on investments	(59,709)		20,412	(2,933,054)	(653,338)	(229,209)	149,843

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,048		$49,679	$1,462,867	$246,438	$(96,086)	$894,826

INVESTMENT INCOME RATIO (2007)	1.70%			1.84%	1.19%	1.30%	2.55%

INVESTMENT INCOME RATIO (2006)	0.90%			0.94%	0.59%	0.00%	2.19%

INVESTMENT INCOME RATIO (2005)				0.01%			1.80%

INVESTMENT INCOME RATIO (2004)							1.50%

INVESTMENT INCOME RATIO (2003)							0.12%

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2007

	AMERICAN CENTURY VP BALANCED FUND	AMERICAN CENTURY VP INTERNATIONAL FUND	AMERICAN CENTURY VP VALUE FUND	DELAWARE VIP GROWTH OPPORTUNITIES SERIES		DELAWARE VIP SMALL CAP VALUE SERIES	DREYFUS IP MIDCAP STOCK PORTFOLIO

Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$54,316	$65,317	$157,589	$		$32,773	$6,273

EXPENSES:
Mortality and expense risk	22,166	79,553	84,093		1,426	53,778	12,264

NET INVESTMENT INCOME (LOSS)	32,150	(14,236)	73,496		(1,426)	(21,005)	(5,991)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	21,355	884,747	74,054		(15,978)	185,062	(124,429)
Realized gain distributions	132,245		817,208			520,671	178,211

Net realized gain (loss)	153,600	884,747	891,262		(15,978)	705,733	53,782

Change in net unrealized appreciation (depreciation) on investments	(83,367)	611,789	(1,520,339)		(13,325)	(1,082,099)	(27,639)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$102,383	$1,482,300	$(555,581)		$(30,729)	$(397,371)	$20,152

INVESTMENT INCOME RATIO (2007)	2.08%	0.70%	1.59%			0.52%	0.43%

INVESTMENT INCOME RATIO (2006)	1.90%	1.85%	1.38%			0.26%	0.40%

INVESTMENT INCOME RATIO (2005)	1.56%	1.08%	0.76%			0.36%	0.03%

INVESTMENT INCOME RATIO (2004)	1.13%	0.57%	0.74%			0.20%	0.45%

INVESTMENT INCOME RATIO (2003)		0.72%					0.76%

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2007

	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF DEVELOPING LEADERS PORTFOLIO	DREYFUS VIF GROWTH & INCOME PORTFOLIO	DWS BLUE CHIP VIP PORTFOLIO	DWS CAPITAL GROWTH VIP PORTFOLIO	DWS DREMAN HIGH RETURN EQUITY VIP PORTFOLIO

Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$122,581	$1,474	$19,668	$9,131	$16,027	$71,380

EXPENSES:
Mortality and expense risk	66,138	1,579	22,499	7,926	21,634	41,307

NET INVESTMENT INCOME (LOSS)	56,443	(105)	(2,831)	1,205	(5,607)	30,073

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	473,008	(3,708)	200,285	(11,190)	178,139	161,519
Realized gain distributions		25,774	122,175	96,857		41,363

Net realized gain	473,008	22,066	322,460	85,667	178,139	202,882

Change in net unrealized appreciation (depreciation) on investments	(62,080)	(41,107)	(124,493)	(62,987)	107,994	(347,789)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$467,371	$(19,146)	$195,136	$23,885	$280,526	$(114,834)

INVESTMENT INCOME RATIO (2007)	1.58%	0.79%	0.74%	0.98%	0.63%	1.47%

INVESTMENT INCOME RATIO (2006)	1.59%	0.48%	0.76%		0.58%	1.56%

INVESTMENT INCOME RATIO (2005)	0.02%		1.35%		0.98%

INVESTMENT INCOME RATIO (2004)	1.65%	0.23%	1.27%		0.55%

INVESTMENT INCOME RATIO (2003)	1.43%	0.05%	0.85%		0.45%

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
		DWS GROWTH & INCOME VIP PORTFOLIO	DWS HEALTH CARE VIP PORTFOLIO		DWS LARGE CAP VALUE VIP PORTFOLIO	DWS SMALL CAP INDEX VIP PORTFOLIO	FEDERATED AMERICAN LEADERS FUND II

Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$23,277	$9,572	$		$9,073	$97,300	$167,137

EXPENSES:
Mortality and expense risk	17,180	6,793		8,438	4,401	92,086	93,835

NET INVESTMENT INCOME (LOSS)	6,097	2,779		(8,438)	4,672	5,214	73,302

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(19,241)	77,535		35,231	27,089	1,174,415	111,785
Realized gain distributions	336,482	10,558		56,974	18,877	713,051	1,245,301

Net realized gain	317,241	88,093		92,205	45,966	1,887,466	1,357,086

Change in net unrealized appreciation (depreciation) on investments	(238,772)	(93,559)		8,226	5,453	(2,097,273)	(2,516,768)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,566	$(2,687)		$91,993	$56,091	$(204,593)	$(1,086,380)

INVESTMENT INCOME RATIO (2007)	1.15%	1.20%			1.75%	0.90%	1.52%

INVESTMENT INCOME RATIO (2006)		1.02%			1.07%	0.68%	1.59%

INVESTMENT INCOME RATIO (2005)		1.33%				0.66%	1.65%

INVESTMENT INCOME RATIO (2004)		0.86%				0.45%	1.43%

INVESTMENT INCOME RATIO (2003)		0.92%				0.89%	1.61%

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

	FEDERATED CAPITAL INCOME FUND II		FRANKLIN SMALL CAP VALUE SECURITIES FUND	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II

Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$45,055	$1,381,524	$3,280	$112,069	$23,349	$915,602

EXPENSES:
Mortality and expense risk	7,698	266,830	4,477	39,394	5,669	168,386

NET INVESTMENT INCOME (LOSS)	37,357	1,114,694	(1,197)	72,675	17,680	747,216

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	68,646	(226,554)	8,374	236,219	6,735	(487,590)
Realized gain distributions			33,726

Net realized gain (loss)	68,646	(226,554)	42,100	236,219	6,735	(487,590)

Change in net unrealized appreciation (depreciation) on investments	(76,419)	738,090	(61,879)	136,104	9,850	880,743

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,584	$1,626,230	$(20,976)	$444,998	$34,265	$1,140,369

INVESTMENT INCOME RATIO (2007)	4.98%	4.40%	0.62%	2.41%	2.34%	4.62%

INVESTMENT INCOME RATIO (2006)	6.13%	4.30%	0.10%	2.37%		4.69%

INVESTMENT INCOME RATIO (2005)	5.63%	4.18%		2.54%		5.20%

INVESTMENT INCOME RATIO (2004)	4.71%	4.71%		3.17%		5.54%

INVESTMENT INCOME RATIO (2003)	6.20%	3.95%		3.24%		4.39%

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES	GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES	INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO SERVICE SHARES	JANUS ASPEN LARGE CAP GROWTH PORTFOLIO

Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$67,493	$70,329	$9,561	$188,379	$10,949	$94,255

EXPENSES:
Mortality and expense risk	8,753	32,531	3,695	254,372	23,909	114,215

NET INVESTMENT INCOME (LOSS)	58,740	37,798	5,866	(65,993)	(12,960)	(19,960)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	167	347,354	(12,398)	3,924,496	694,731	(52,583)
Realized gain distributions

Net realized gain (loss)	167	347,354	(12,398)	3,924,496	694,731	(52,583)

Change in net unrealized appreciation (depreciation) on investments	46,748	(78,840)	(20,211)	3,348,825	(172,404)	1,862,744

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$105,655	$306,312	$(26,743)	$7,207,328	$509,367	$1,790,201

INVESTMENT INCOME RATIO (2007)	4.38%	1.84%	1.47%	0.63%	0.26%	0.70%

INVESTMENT INCOME RATIO (2006)		1.78%		1.83%		0.46%

INVESTMENT INCOME RATIO (2005)		0.80%		1.26%		0.32%

INVESTMENT INCOME RATIO (2004)		0.73%		0.88%		0.13%

INVESTMENT INCOME RATIO (2003)		0.18%		1.21%		0.08%

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

	JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES PORTFOLIO		NEUBERGER BERMAN AMT REGENCY PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL SECURITIES FUND/VA	PIMCO VIT HIGH YIELD PORTFOLIO

Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$115,635	$		$895	$52,145	$234,213	$530,804

EXPENSES:
Mortality and expense risk	132,447		140,505	2,281	36,874	144,617	64,605

NET INVESTMENT INCOME (LOSS)	(16,812)		(140,505)	(1,386)	15,271	89,596	466,199

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	982,164		2,448,984	6,899	277,718	1,509,842	(3,365)
Realized gain distributions			1,799,144	5,804	127,454	851,372

Net realized gain (loss)	982,164		4,248,128	12,703	405,172	2,361,214	(3,365)

Change in net unrealized appreciation (depreciation) on investments	385,849		(3,566,151)	(17,849)	(114,694)	(1,478,304)	(286,810)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,351,201		$541,472	$(6,532)	$305,749	$972,506	$176,024

INVESTMENT INCOME RATIO (2007)	0.74%			0.33%	1.20%	1.38%	6.99%

INVESTMENT INCOME RATIO (2006)	1.69%			0.08%	0.96%	1.06%	6.83%

INVESTMENT INCOME RATIO (2005)	1.29%				0.95%	0.94%	6.56%

INVESTMENT INCOME RATIO (2004)	0.96%				0.43%	1.28%	6.57%

INVESTMENT INCOME RATIO (2003)	1.09%				0.30%		3.98%

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

	PIMCO VIT LOW DURATION BOND PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SMALL CAP VALUE VCT PORTFOLIO

Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$739,101	$610,160	$57,384	$		$2,579	$26,044

EXPENSES:
Mortality and expense risk	131,752	107,329	40,640		52,885	2,223	32,086

NET INVESTMENT INCOME (LOSS)	607,349	502,831	16,744		(52,885)	356	(6,042)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	(83,338)	(82,170)	262,858		806,424	(45,456)	(761,925)
Realized gain distributions					862,057	46,088	852,652

Net realized gain (loss)	(83,338)	(82,170)	262,858		1,668,481	632	90,727

Change in net unrealized appreciation (depreciation)on investments	446,087	580,796	(76,705)		(1,817,933)	(11,411)	(299,620)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$970,098	$1,001,457	$202,897		$(202,337)	$(10,423)	$(214,935)

INVESTMENT INCOME RATIO (2007)	4.77%	4.82%	1.20%			0.98%	0.69%

INVESTMENT INCOME RATIO (2006)	4.16%	4.44%	1.36%				0.92%

INVESTMENT INCOME RATIO (2005)	2.81%	2.65%	1.33%				0.59%

INVESTMENT INCOME RATIO (2004)	1.25%		1.05%				1.15%

INVESTMENT INCOME RATIO (2003)	0.72%		0.93%				1.15%

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	THIRD AVENUE VALUE PORTFOLIO	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO

Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$6,097	$349,787	$2,914,133	$1,225,332	$89,015	$195,831

EXPENSES:
Mortality and expense risk	9,047	130,234	535,524	723,380	33,007	157,939

NET INVESTMENT INCOME (LOSS)	(2,950)	219,553	2,378,609	501,952	56,008	37,892

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on sale of fund shares	21,480	1,424,516		5,104,611	(23,130)	4,894,646
Realized gain distributions	721	333,631			256,550	1,529,288

Net realized gain	22,201	1,758,147		5,104,611	233,420	6,423,934

Change in net unrealized appreciation (depreciation)on investments	61,251	(1,292,706)		(1,741,388)	(616,822)	(9,194,648)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,502	$684,994	$2,378,609	$3,865,175	$(327,394)	$(2,732,822)

INVESTMENT INCOME RATIO (2007)	0.57%	2.28%	4.62%	1.44%	2.29%	1.06%

INVESTMENT INCOME RATIO (2006)	0.48%	1.33%	4.51%	1.52%	1.11%	1.05%

INVESTMENT INCOME RATIO (2005)	0.65%	1.32%	2.71%	1.63%		1.23%

INVESTMENT INCOME RATIO (2004)	0.81%	1.26%	0.87%	1.10%		1.50%

INVESTMENT INCOME RATIO (2003)	0.69%	1.32%	0.75%	1.23%

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

	VAN KAMPEN LIT COMSTOCK	VAN KAMPEN LIT GROWTH & INCOME	WELLS FARGO ADVANTAGE VT MULTI CAP VALUE FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	TOTAL SCHWAB SELECT ANNUITY

					(Memoranda Only)
Schwab Select Annuity:

INVESTMENT INCOME:
Dividends	$19,410	$35,151	$1,276	$4,001	$11,975,683

EXPENSES:
Mortality and expense risk	8,985	21,465	54,969	5,361	4,723,973

NET INVESTMENT INCOME	10,425	13,686	(53,693)	(1,360)	7,251,710

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain on sale of fund shares	54,781	62,863	673,304	6,632	29,337,059
Realized gain distributions	23,902	82,190	1,070,524	93,059	16,717,559

Net realized gain	78,683	145,053	1,743,828	99,691	46,054,618

Change in net unrealized appreciation on investments	(107,328)	(135,094)	(1,748,229)	(78,242)	(23,004,453)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,220)	$23,645	$(58,094)	$20,089	$30,301,875

INVESTMENT INCOME RATIO (2007)	1.84%	1.39%	0.02%	0.63%

INVESTMENT INCOME RATIO (2006)	1.30%	0.75%

INVESTMENT INCOME RATIO (2005)			0.42%

INVESTMENT INCOME RATIO (2004)

INVESTMENT INCOME RATIO (2003)			0.11%

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	AIM V.I. CORE EQUITY FUND		AIM V.I. HIGH YIELD FUND		AIM V.I. INTERNATIONAL GROWTH FUND

	2007	2006	2007	2006	2007	2006

						(1)
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,256	$84,164	$328,936	$522,445	$(8,022)	$7,987
Net realized gain (loss)	394,656	264,178	23,026	(66,160)	288,088	14,906
Change in net unrealized appreciation on investments	251,137	1,119,967	(301,563)	232,754	(38,714)	123,401

Increase in net assets resulting from operations	662,049	1,468,309	50,399	689,039	241,352	146,294

CONTRACT TRANSACTIONS:
Purchase payments		19,096			24,490	245
Redemptions	(1,322,672)	(1,741,963)	(829,874)	(1,111,312)	(112,823)	(4,119)
Transfers, net	(618,763)	(1,510,318)	(796,487)	(1,447,959)	1,486,540	1,126,870
Contract maintenance charges	(1,081)	(1,356)	(481)	(628)	(58)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1,942,516)	(3,234,541)	(1,626,842)	(2,559,899)	1,398,149	1,122,996

Total increase (decrease) in net assets	(1,280,467)	(1,766,232)	(1,576,443)	(1,870,860)	1,639,501	1,269,290

NET ASSETS:
Beginning of period	9,482,587	11,248,819	6,680,946	8,551,806	1,269,290	0

End of period	$8,202,120	$9,482,587	$5,104,503	$6,680,946	$2,908,791	$1,269,290

CHANGES IN UNITS OUTSTANDING:
Units issued		5,648			255,808	150,010
Units redeemed	(94,792)	(186,505)	(110,262)	(187,141)	(139,759)	(35,638)

Net increase (decrease)	(94,792)	(180,857)	(110,262)	(187,141)	116,049	114,372

(1)	The portfolio commenced operations on May 1, 2006.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	AIM V.I. TECHNOLOGY FUND		ALGER AMERICAN GROWTH PORTFOLIO		ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

	2007	2006	2007	2006	2007	2006

Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(35,698)	$(44,460)	$(92,938)	$(144,267)	$(34,962)	$(29,456)
Net realized gain	481,711	699,105	645,878	484,745	391,502	683,108
Change in net unrealized appreciation (depreciation) on investments	(294,519)	(154,242)	2,492,737	271,989	666,259	(403,478)

Increase in net assets resulting from operations	151,494	500,403	3,045,677	612,467	1,022,799	250,174

CONTRACT TRANSACTIONS:
Purchase payments	5,952	8,906	317,531	106,343	14,374	16,119
Redemptions	(505,892)	(457,291)	(1,620,812)	(2,727,409)	(196,733)	(547,683)
Transfers, net	(218,692)	(1,255,827)	1,598,433	(3,866,995)	2,922,058	(500,893)
Contract maintenance charges	(1,143)		(2,875)	(3,895)	(390)
Adjustments to net assets allocated to contracts in payout phase	387		6,199

Increase (decrease) in net assets resulting from contract transactions	(719,388)	(1,704,212)	298,476	(6,491,956)	2,739,309	(1,032,457)

Total increase (decrease) in net assets	(567,894)	(1,203,809)	3,344,153	(5,879,489)	3,762,108	(782,283)

NET ASSETS:
Beginning of period	4,996,857	6,200,666	17,453,240	23,332,729	2,954,490	3,736,773

End of period	$4,428,963	$4,996,857	$20,797,393	$17,453,240	$6,716,598	$2,954,490

CHANGES IN UNITS OUTSTANDING:
Units issued	1,166,561	1,837,107	175,188	64,938	214,943	121,023
Units redeemed	(1,493,486)	(2,520,549)	(176,079)	(412,103)	(81,147)	(189,698)

Net increase (decrease)	(326,925)	(683,442)	(891)	(347,165)	133,796	(68,675)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO		ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO		ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

	2007	2006	2007	2006	2007	2006

		(1)		(1)
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,974	$604	$(6,457)	$(1,001)	$98,798	$6,620
Net realized gain	76,783	5,011	35,724	1,863	4,297,123	643,092
Change in net unrealized appreciation (depreciation) on investments	(59,709)	20,357	20,412	7,240	(2,933,054)	937,616

Increase in net assets resulting from operations	27,048	25,972	49,679	8,102	1,462,867	1,587,328

CONTRACT TRANSACTIONS:
Purchase payments	5,226	1,989	38	19	31,592	13,648
Redemptions	(62,651)	(17,335)	(7,540)	(13,565)	(926,578)	(599,416)
Transfers, net	892,376	446,289	244,817	617,018	1,952,797	2,773,780
Contract maintenance charges	(79)		(8)		(744)	(560)
Adjustments to net assets allocated to contracts in payout phase

Increase in net assets resulting from contract transactions	834,872	430,943	237,307	603,472	1,057,067	2,187,452

Total increase in net assets	861,920	456,915	286,986	611,574	2,519,934	3,774,780

NET ASSETS:
Beginning of period	456,915	0	611,574	0	8,803,824	5,029,044

End of period	$1,318,835	$456,915	$898,560	$611,574	$11,323,758	$8,803,824

CHANGES IN UNITS OUTSTANDING:
Units issued	156,671	49,137	72,987	97,786	297,990	393,892
Units redeemed	(84,092)	(8,116)	(53,799)	(36,097)	(241,732)	(233,554)

Net increase	72,579	41,021	19,188	61,689	56,258	160,338

(1)	The portfolio commenced operations on May 1, 2006.

The accompanying notes are an integral part of these financial statements.		(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO		ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO		ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO

	2007	2006	2007	2006	2007	2006

		(1)		(1)
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$25,699	$778	$6,321	$(1,165)	$85,257	$52,519
Net realized gain (loss)	874,077	(57,220)	126,802	5,173	659,726	286,473
Change in net unrealized appreciation on investments	(653,338)	615,175	(229,209)	28,727	149,843	510,521

Increase (decrease) in net assets resulting from operations	246,438	558,733	(96,086)	32,735	894,826	849,513

CONTRACT TRANSACTIONS:
Purchase payments	22,766	16,033	2,505	4,020	14,405	12,061
Redemptions	(233,425)	(100,764)	(83,800)	(2,518)	(367,485)	(308,511)
Transfers, net	1,370,628	5,726,686	880,709	461,719	162,227	(797,406)
Contract maintenance charges	(500)		(78)	(17)	(310)	(305)
Adjustments to net assets allocated to contracts in payout phase					3,077	745

Increase (decrease) in net assets resulting from contract transactions	1,159,469	5,641,955	799,336	463,204	(188,086)	(1,093,416)

Total increase (decrease) in net assets	1,405,907	6,200,688	703,250	495,939	706,740	(243,903)

NET ASSETS:
Beginning of period	6,200,688	0	495,939	0	4,329,571	4,573,474

End of period	$7,606,595	$6,200,688	$1,199,189	$495,939	$5,036,311	$4,329,571

CHANGES IN UNITS OUTSTANDING:
Units issued	424,541	638,037	169,039	53,385	141,959	142,430
Units redeemed	(331,657)	(88,205)	(102,830)	(6,018)	(152,267)	(210,336)

Net increase (decrease)	92,884	549,832	66,209	47,367	(10,308)	(67,906)

(1)	The portfolio commenced operations on May 1, 2006.

The accompanying notes are an integral part of these financial statements.		(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	AMERICAN CENTURY VP BALANCED FUND		AMERICAN CENTURY VP INTERNATIONAL FUND		AMERICAN CENTURY VP VALUE FUND

	2007	2006	2007	2006	2007	2006

Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$32,150	$27,054	$(14,236)	$105,418	$73,496	$41,361
Net realized gain	153,600	217,061	884,747	1,900,766	891,262	661,372
Change in net unrealized appreciation (depreciation) on investments	(83,367)	(30,111)	611,789	220,986	(1,520,339)	586,888

Increase (decrease) in net assets resulting from operations	102,383	214,004	1,482,300	2,227,170	(555,581)	1,289,621

CONTRACT TRANSACTIONS:
Purchase payments	69,740	14,239		4,949	19,497	36,538
Redemptions	(196,269)	(206,000)	(1,013,258)	(1,444,736)	(738,503)	(1,268,048)
Transfers, net	(421,498)	(11,842)	(862,626)	(2,922,071)	10,863	1,209,320
Contract maintenance charges	(412)	(513)	(632)	(943)	(569)	(613)
Adjustments to net assets allocated to contracts in payout phase					523

Decrease in net assets resulting from contract transactions	(548,439)	(204,116)	(1,876,516)	(4,362,801)	(708,189)	(22,803)

Total increase (decrease) in net assets	(446,056)	9,888	(394,216)	(2,135,631)	(1,263,770)	1,266,818

NET ASSETS:
Beginning of period	2,773,066	2,763,178	9,572,194	11,707,825	9,578,076	8,311,258

End of period	$2,327,010	$2,773,066	$9,177,978	$9,572,194	$8,314,306	$9,578,076

CHANGES IN UNITS OUTSTANDING:
Units issued	27,748	75,962		47,412	131,836	266,451
Units redeemed	(67,709)	(93,112)	(81,739)	(280,684)	(177,974)	(278,862)

Net decrease	(39,961)	(17,150)	(81,739)	(233,272)	(46,138)	(12,411)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2007 AND 2006

	DELAWARE VIP GROWTH OPPORTUNITIES SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DREYFUS IP MIDCAP STOCK PORTFOLIO

	2007	2006	2007	2006	2007	2006

		(1)
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss	$(1,426)	$(59)	$(21,005)	$(40,132)	$(5,991)	$(9,710)
Net realized gain (loss)	(15,978)	(2,259)	705,733	885,594	53,782	353,919
Change in net unrealized depreciation on investments	(13,325)	397	(1,082,099)	117,931	(27,639)	(241,799)

Increase (decrease) in net assets resulting from operations	(30,729)	(1,921)	(397,371)	963,393	20,152	102,410

CONTRACT TRANSACTIONS:
Purchase payments	1,324	20	11,787	21,884	12,089	3,331
Redemptions	(21,398)	(6)	(465,152)	(903,917)	(193,381)	(454,150)
Transfers, net	302,639	22,463	(1,262,903)	(178,961)	(168,694)	(550,210)
Contract maintenance charges	(14)		(641)	(774)	(156)	(246)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	282,551	22,477	(1,716,909)	(1,061,768)	(350,142)	(1,001,275)

Total increase (decrease) in net assets	251,822	20,556	(2,114,280)	(98,375)	(329,990)	(898,865)

NET ASSETS:
Beginning of period	20,556	0	6,922,622	7,020,997	1,496,803	2,395,668

End of period	$272,378	$20,556	$4,808,342	$6,922,622	$1,166,813	$1,496,803

CHANGES IN UNITS OUTSTANDING:
Units issued	88,669	7,389	26,508	94,112	24,959	50,486
Units redeemed	(65,899)	(5,287)	(119,296)	(156,665)	(46,915)	(119,639)

Net increase (decrease)	22,770	2,102	(92,788)	(62,553)	(21,956)	(69,153)

(1)	The portfolio commenced operations on May 1, 2006.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2007 AND 2006

	DREYFUS VIF APPRECIATION PORTFOLIO		DREYFUS VIF DEVELOPING LEADERS PORTFOLIO		DREYFUS VIF GROWTH & INCOME PORTFOLIO

	2007	2006	2007	2006	2007	2006

Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$56,443	$64,712	$(105)	$(1,187)	$(2,831)	$(3,369)
Net realized gain	473,008	568,553	22,066	43,051	322,460	330,591
Change in net unrealized appreciation on investments	(62,080)	607,458	(41,107)	(44,518)	(124,493)	121,997

Increase (decrease) in net assets resulting from operations	467,371	1,240,723	(19,146)	(2,654)	195,136	449,219

CONTRACT TRANSACTIONS:
Purchase payments	6,023	14,245				7,274
Redemptions	(792,642)	(645,068)	(14,355)	(11,791)	(479,421)	(735,437)
Transfers, net	(489,305)	(1,594,916)	(52,516)	(193,082)	(317,843)	(1,149,807)
Contract maintenance charges	(457)	(705)	(20)	(29)	(310)	(594)
Adjustments to net assets allocated to contracts in payout phase	11,687

Decrease in net assets resulting from contract transactions	(1,264,694)	(2,226,444)	(66,891)	(204,902)	(797,574)	(1,878,564)

Total decrease in net assets	(797,323)	(985,721)	(86,037)	(207,556)	(602,438)	(1,429,345)

NET ASSETS:
Beginning of period	8,388,056	9,373,777	226,375	433,931	3,129,451	4,558,796

End of period	$7,590,733	$8,388,056	$140,338	$226,375	$2,527,013	$3,129,451

CHANGES IN UNITS OUTSTANDING:
Units issued	20,578	76,222	619			3,367
Units redeemed	(143,996)	(293,765)	(5,347)	(15,475)	(70,765)	(189,272)

Net decrease	(123,418)	(217,543)	(4,728)	(15,475)	(70,765)	(185,905)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2007 AND 2006

	DWS BLUE CHIP VIP PORTFOLIO		DWS CAPITAL GROWTH VIP PORTFOLIO		DWS DREMAN HIGH RETURN EQUITY VIP PORTFOLIO

	2007	2006	2007	2006	2007	2006

		(1)
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,205	$(1,813)	$(5,607)	$(6,769)	$30,073	$24,771
Net realized gain (loss)	85,667	(222)	178,139	200,608	202,882	272,495
Change in net unrealized appreciation on investments	(62,987)	35,680	107,994	(10,023)	(347,789)	320,698

Increase (decrease) in net assets resulting from operations	23,885	33,645	280,526	183,816	(114,834)	617,964

CONTRACT TRANSACTIONS:
Purchase payments	46,695	37,155	50,414	29,883	335	251
Redemptions	(30,036)	(7,943)	(307,985)	(337,408)	(275,405)	(75,607)
Transfers, net	382,113	647,366	36,388	(140,893)	(219,702)	2,728,057
Contract maintenance charges	(20)	(7)	(286)	(334)	(211)	(193)
Adjustments to net assets allocated to contracts in payout phase			4,598

Increase (decrease) in net assets resulting from contract transactions	398,752	676,571	(216,871)	(448,752)	(494,983)	2,652,508

Total increase (decrease) in net assets	422,637	710,216	63,655	(264,936)	(609,817)	3,270,472

NET ASSETS:
Beginning of period	710,216	0	2,508,992	2,773,928	4,995,853	1,725,381

End of period	$1,132,853	$710,216	$2,572,647	$2,508,992	$4,386,036	$4,995,853

CHANGES IN UNITS OUTSTANDING:
Units issued	107,476	70,747	29,490	38,831	62,100	306,498
Units redeemed	(70,946)	(4,842)	(53,709)	(86,764)	(100,552)	(73,096)

Net increase (decrease)	36,530	65,905	(24,219)	(47,933)	(38,452)	233,402

(1)	The portfolio commenced operations on May 1, 2006.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO		DWS GROWTH & INCOME VIP PORTFOLIO		DWS HEALTH CARE VIP PORTFOLIO

	2007	2006	2007	2006	2007	2006

		(1)				(1)
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,097	$(4,644)	$2,779	$1,912	$(8,438)	$(2,530)
Net realized gain	317,241	28,645	88,093	122,443	92,205	21,550

Change in net unrealized appreciation on investments	(238,772)	145,250	(93,559)	295	8,226	15,760

Increase (decrease) in net assets resulting from operations	84,566	169,251	(2,687)	124,650	91,993	34,780

CONTRACT TRANSACTIONS:
Purchase payments	4,460	3,041	2,018	1,192	162	19
Redemptions	(23,154)	(9,238)	(251,648)	(77,583)	(25,656)	(3,970)
Transfers, net	(553,884)	1,666,069	(29,677)	(359,586)	481,497	559,680
Contract maintenance charges	(71)	(4)	(113)	(171)	(117)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(572,649)	1,659,868	(279,420)	(436,148)	455,886	555,729

Total increase (decrease) in net assets	(488,083)	1,829,119	(282,107)	(311,498)	547,879	590,509

NET ASSETS:
Beginning of period	1,829,119	0	1,016,875	1,328,373	590,509	0

End of period	$1,341,036	$1,829,119	$734,768	$1,016,875	$1,138,388	$590,509

CHANGES IN UNITS OUTSTANDING:
Units issued	128,525	232,009	10,092	13,905	149,806	103,738
Units redeemed	(177,298)	(59,369)	(38,918)	(62,299)	(110,198)	(48,535)

Net increase (decrease)	(48,773)	172,640	(28,826)	(48,394)	39,608	55,203

(1)	The portfolio commenced operations on May 1, 2006.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	DWS LARGE CAP VALUE VIP PORTFOLIO		DWS SMALL CAP INDEX VIP PORTFOLIO		FEDERATED AMERICAN LEADERS FUND II

	2007	2006	2007	2006	2007	2006

Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,672	$804	$5,214	$(21,618)	$73,302	$96,286
Net realized gain	45,966	34,664	1,887,466	2,076,137	1,357,086	1,993,859
Change in net unrealized appreciation (depreciation) on investments	5,453	23,585	(2,097,273)	(157,356)	(2,516,768)	(231,672)

Increase (decrease) in net assets resulting from operations	56,091	59,053	(204,593)	1,897,163	(1,086,380)	1,858,473

CONTRACT TRANSACTIONS:
Purchase payments	428	294	15,157	83,650
Redemptions	(94,600)	(9,397)	(915,745)	(1,056,222)	(946,889)	(1,278,180)
Transfers, net	462,931	154,185	(1,540,886)	(2,008,685)	(1,851,271)	(2,592,439)
Contract maintenance charges	(6)	(13)	(797)		(1,003)	(1,366)
Adjustments to net assets allocated to contracts in payout phase			531		3,410

Increase (decrease) in net assets resulting from contract transactions	368,753	145,069	(2,441,740)	(2,981,257)	(2,795,753)	(3,871,985)

Total increase (decrease) in net assets	424,844	204,122	(2,646,333)	(1,084,094)	(3,882,133)	(2,013,512)

NET ASSETS:
Beginning of period	432,642	228,520	11,839,038	12,923,132	12,720,787	14,734,299

End of period	$857,486	$432,642	$9,192,705	$11,839,038	$8,838,654	$12,720,787

CHANGES IN UNITS OUTSTANDING:
Units issued	55,580	69,130	44,976	90,601
Units redeemed	(27,888)	(54,842)	(177,479)	(268,642)	(135,805)	(203,160)

Net increase (decrease)	27,692	14,288	(132,503)	(178,041)	(135,805)	(203,160)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	FEDERATED CAPITAL INCOME FUND II		FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II		FRANKLIN SMALL CAP VALUE SECURITIES FUND

	2007	2006	2007	2006	2007	2006

						(1)
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$37,357	$66,126	$1,114,694	$1,176,985	$(1,197)	$(1,457)
Net realized gain (loss)	68,646	90,199	(226,554)	(397,433)	42,100	15,264
Change in net unrealized appreciation (depreciation) on investments	(76,419)	14,377	738,090	252,420	(61,879)	16,458

Increase (decrease) in net assets resulting from operations	29,584	170,702	1,626,230	1,031,972	(20,976)	30,265

CONTRACT TRANSACTIONS:
Purchase payments			141,862	227,802	38	19
Redemptions	(237,211)	(168,688)	(3,289,896)	(3,944,582)	(6,334)	(813)
Transfers, net	(82,496)	(386,355)	(634,711)	(2,659,894)	67,190	445,650
Contract maintenance charges	(181)		(1,685)		(34)
Adjustments to net assets allocated to contracts in payout phase			7,761

Increase (decrease) in net assets resulting from contract transactions	(319,888)	(555,043)	(3,776,669)	(6,376,674)	60,860	444,856

Total increase (decrease) in net assets	(290,304)	(384,341)	(2,150,439)	(5,344,702)	39,884	475,121

NET ASSETS:
Beginning of period	1,105,092	1,489,433	32,952,136	38,296,838	475,121	0

End of period	$814,788	$1,105,092	$30,801,697	$32,952,136	$515,005	$475,121

CHANGES IN UNITS OUTSTANDING:
Units issued			194,749	188,518	39,937	86,397
Units redeemed	(24,218)	(46,306)	(440,404)	(613,940)	(34,347)	(39,761)

Net increase (decrease)	(24,218)	(46,306)	(245,655)	(425,422)	5,590	46,636

(1)	The portfolio commenced operations on May 1, 2006.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES

	2007	2006	2007	2007	2006	2007

			(1)			(1)
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$72,675	$55,273	$17,680	$747,216	$834,694	$58,740
Net realized gain (loss)	236,219	153,980	6,735	(487,590)	(674,566)	167
Change in net unrealized appreciation on investments	136,104	125,649	9,850	880,743	503,588	46,748

Increase in net assets resulting from operations	444,998	334,902	34,265	1,140,369	663,716	105,655

CONTRACT TRANSACTIONS:
Purchase payments	3,068	13,071	10,360	49,125	163,798	293,925
Redemptions	(511,312)	(327,466)	(405,825)	(1,618,860)	(2,396,556)	(98,712)
Transfers, net	(107,003)	1,608,344	1,818,030	(1,977,985)	(1,370,739)	2,249,966
Contract maintenance charges	(614)		(21)	(1,140)		(6)
Adjustments to net assets allocated to contracts in payout phase				5,327

Increase (decrease) in net assets resulting from contract transactions	(615,861)	1,293,949	1,422,544	(3,543,533)	(3,603,497)	2,445,173

Total increase (decrease) in net assets	(170,863)	1,628,851	1,456,809	(2,403,164)	(2,939,781)	2,550,828

NET ASSETS:
Beginning of period	4,460,288	2,831,437	0	20,816,637	23,756,418	0

End of period	$4,289,425	$4,460,288	$1,456,809	$18,413,473	$20,816,637	$2,550,828

CHANGES IN UNITS OUTSTANDING:
Units issued	61,383	206,111	188,212	52,489	203,122	286,851
Units redeemed	(101,874)	(105,976)	(48,409)	(305,878)	(470,646)	(41,987)

Net increase (decrease)	(40,491)	100,135	139,803	(253,389)	(267,524)	244,864

(1)	The portfolio commenced operations on May 1, 2007.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES	JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO SERVICE SHARES

	2007	2006	2007	2007	2006	2007

			(1)			(1)
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$37,798	$39,850	$5,866	$(65,993)	$244,345	$(12,960)
Net realized gain (loss)	347,354	186,256	(12,398)	3,924,496	9,959,706	694,731
Change in net unrealized depreciation on investments	(78,840)	54,911	(20,211)	3,348,825	(995,479)	(172,404)

Increase (decrease) in net assets resulting from operations	306,312	281,017	(26,743)	7,207,328	9,208,572	509,367

CONTRACT TRANSACTIONS:
Purchase payments	4,247	12,400	4,415	87,203	408,904	29,132
Redemptions	(474,869)	(184,977)	(7,157)	(1,749,179)	(2,691,033)	(42,416)
Transfers, net	(1,477,052)	1,004,789	1,150,071	(5,096,905)	280,980	5,344,691
Contract maintenance charges	(233)	(374)	(37)	(2,688)		(190)
Adjustments to net assets allocated to contracts in payout phase				5,452

Increase (decrease) in net assets resulting from contract transactions	(1,947,907)	831,838	1,147,292	(6,756,117)	(2,001,149)	5,331,217

Total increase (decrease) in net assets	(1,641,595)	1,112,855	1,120,549	451,211	7,207,423	5,840,584

NET ASSETS:
Beginning of period	4,754,762	3,641,907	0	28,409,178	21,201,755	0

End of period	$3,113,167	$4,754,762	$1,120,549	$28,860,389	$28,409,178	$5,840,584

CHANGES IN UNITS OUTSTANDING:
Units issued	13,487	138,103	152,276	379,563	1,525,206	1,220,241
Units redeemed	(138,159)	(81,195)	(42,551)	(618,876)	(1,629,045)	(729,412)

Net increase (decrease)	(124,672)	56,908	109,725	(239,313)	(103,839)	490,829

(1)	The portfolio commenced operations on May 1, 2007.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	JANUS ASPEN LARGE CAP GROWTH PORTFOLIO		JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES PORTFOLIO

	2007	2006	2007	2006	2007	2006

Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(19,960)	$(58,280)	$(16,812)	$133,605	$(140,505)	$(172,048)
Net realized gain (loss)	(52,583)	(788,195)	982,164	1,185,996	4,248,128	2,851,856
Change in net unrealized appreciation on investments	1,862,744	2,304,147	385,849	1,116,652	(3,566,151)	25,322

Increase in net assets resulting from operations	1,790,201	1,457,672	1,351,201	2,436,253	541,472	2,705,130

CONTRACT TRANSACTIONS:
Purchase payments		24,654			39,030	41,017
Redemptions	(1,469,438)	(1,960,733)	(1,411,411)	(1,684,621)	(1,879,633)	(1,988,732)
Transfers, net	(1,230,873)	(2,331,491)	(1,015,573)	(2,976,567)	(3,402,478)	(4,527,139)
Contract maintenance charges	(2,873)		(3,404)	(4,066)	(1,570)
Adjustments to net assets allocated to contracts in payout phase	4,288		7,536		5,099

Decrease in net assets resulting from contract transactions	(2,698,896)	(4,267,570)	(2,422,852)	(4,665,254)	(5,239,552)	(6,474,854)

Total decrease in net assets	(908,695)	(2,809,898)	(1,071,651)	(2,229,001)	(4,698,080)	(3,769,724)

NET ASSETS:
Beginning of period	13,884,307	16,694,205	15,615,679	17,844,680	18,446,875	22,216,599

End of period	$12,975,612	$13,884,307	$14,544,028	$15,615,679	$13,748,795	$18,446,875

CHANGES IN UNITS OUTSTANDING:
Units issued		16,936		303	38,314	65,529
Units redeemed	(149,153)	(283,529)	(117,997)	(270,239)	(298,113)	(421,743)

Net decrease	(149,153)	(266,593)	(117,997)	(269,936)	(259,799)	(356,214)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	NEUBERGER BERMAN AMT REGENCY PORTFOLIO		NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL SECURITIES FUND/VA

	2007	2006	2007	2006	2007	2006

		(1)
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,386)	$(751)	$15,271	$5,775	$89,596	$36,664
Net realized gain (loss)	12,703	(12,128)	405,172	408,619	2,361,214	2,338,080
Change in net unrealized appreciation on investments	(17,849)	(2,660)	(114,694)	(4,663)	(1,478,304)	169,480

Increase (decrease) in net assets resulting from operations	(6,532)	(15,539)	305,749	409,731	972,506	2,544,224

CONTRACT TRANSACTIONS:
Purchase payments	38	45	6,466	10,332	84,641	110,918
Redemptions	(19,973)	(876)	(394,760)	(487,258)	(1,111,500)	(1,566,780)
Transfers, net	110,788	169,388	(941,364)	(293,733)	(1,279,967)	(371,030)
Contract maintenance charges	(17)	(18)	(383)	(501)	(1,212)	(1,524)
Adjustments to net assets allocated to contracts in payout phase					8,859

Increase (decrease) in net assets resulting from contract transactions	90,836	168,539	(1,330,041)	(771,160)	(2,299,179)	(1,828,416)

Total increase (decrease) in net assets	84,304	153,000	(1,024,292)	(361,429)	(1,326,673)	715,808

NET ASSETS:
Beginning of period	153,000	0	4,568,581	4,930,010	17,422,796	16,706,988

End of period	$237,304	$153,000	$3,544,289	$4,568,581	$16,096,123	$17,422,796

CHANGES IN UNITS OUTSTANDING:
Units issued	76,130	82,208	31,475	96,339	121,841	192,961
Units redeemed	(68,370)	(67,225)	(105,872)	(144,115)	(233,965)	(295,522)

Net increase (decrease)	7,760	14,983	(74,397)	(47,776)	(112,124)	(102,561)

(1)	The portfolio commenced operations on May 1, 2006.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION BOND PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO

	2007	2006	2007	2006	2007	2006

Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$466,199	$434,535	$607,349	$584,004	$502,831	$285,479
Net realized loss	(3,365)	(87,939)	(83,338)	(140,013)	(82,170)	(38,371)
Change in net unrealized appreciation (depreciation) on investments	(286,810)	229,301	446,087	88,444	580,796	42,159

Increase in net assets resulting from operations	176,024	575,897	970,098	532,435	1,001,457	289,267

CONTRACT TRANSACTIONS:
Purchase payments	13,204	3,851	85,030	5,511	56,650	1,011
Redemptions	(487,448)	(495,769)	(2,108,872)	(1,885,867)	(1,286,423)	(791,187)
Transfers, net	(2,027,628)	2,515,506	602,009	(493,289)	4,494,973	6,428,343
Contract maintenance charges	(443)	(494)	(837)	(1,042)	(521)	(374)
Adjustments to net assets allocated to contracts in payout phase			8,515

Increase (decrease) in net assets resulting from contract transactions	(2,502,315)	2,023,094	(1,414,155)	(2,374,687)	3,264,679	5,637,793

Total increase (decrease) in net assets	(2,326,291)	2,598,991	(444,057)	(1,842,252)	4,266,136	5,927,060

NET ASSETS:
Beginning of period	8,410,379	5,811,388	16,335,082	18,177,334	11,074,784	5,147,724

End of period	$6,084,088	$8,410,379	$15,891,025	$16,335,082	$15,340,920	$11,074,784

CHANGES IN UNITS OUTSTANDING:
Units issued	305,660	502,808	260,285	415,929	602,541	788,010
Units redeemed	(494,715)	(340,829)	(406,437)	(647,232)	(298,470)	(230,518)

Net increase (decrease)	(189,055)	161,979	(146,152)	(231,303)	304,071	557,492

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	PIONEER FUND VCT PORTFOLIO		PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO		PIONEER MID CAP VALUE VCT PORTFOLIO

	2007	2006	2007	2006	2007	2006

						(1)
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,744	$23,013	$(52,885)	$(74,344)	$356	$(26)
Net realized gain	262,858	146,497	1,668,481	1,633,388	632	335
Change in net unrealized appreciation (depreciation) on investments	(76,705)	504,346	(1,817,933)	(1,333,832)	(11,411)	22

Increase (decrease) in net assets resulting from operations	202,897	673,856	(202,337)	225,212	(10,423)	331

CONTRACT TRANSACTIONS:
Purchase payments	16,705	43,176	18,082	36,739	155	24
Redemptions	(473,471)	(329,673)	(711,955)	(644,785)	(19,245)	(11)
Transfers, net	(459,543)	442,656	(1,277,492)	(2,668,309)	277,459	20,232
Contract maintenance charges	(605)	(767)	(657)	(973)	(12)
Adjustments to net assets allocated to contracts in payout phase			792	301

Increase (decrease) in net assets resulting from contract transactions	(916,914)	155,392	(1,971,230)	(3,277,027)	258,357	20,245

Total increase (decrease) in net assets	(714,017)	829,248	(2,173,567)	(3,051,815)	247,934	20,576

NET ASSETS:
Beginning of period	5,064,963	4,235,715	7,145,775	10,197,590	20,576	0

End of period	$4,350,946	$5,064,963	$4,972,208	$7,145,775	$268,510	$20,576

CHANGES IN UNITS OUTSTANDING:
Units issued	17,050	96,957	8,586	75,721	59,251	3,013
Units redeemed	(76,427)	(85,787)	(139,034)	(314,382)	(36,996)	(1,077)

Net increase (decrease)	(59,377)	11,170	(130,448)	(238,661)	22,255	1,936

(1)	The portfolio commenced operations on May 1, 2006.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	PIONEER SMALL CAP VALUE VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO II

	2007	2006	2007	2006	2007	2006

Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,042)	$4,450	$(2,950)	$(4,949)	$219,553	$70,103
Net realized gain	90,727	1,539,807	22,201	190,009	1,758,147	714,607
Change in net unrealized appreciation on investments	(299,620)	(1,055,601)	61,251	(72,434)	(1,292,706)	1,168,361

Increase (decrease) in net assets resulting from operations	(214,935)	488,656	80,502	112,626	684,994	1,953,071

CONTRACT TRANSACTIONS:
Purchase payments	3,339	27,446	1,598	3,513	82,805	198,537
Redemptions	(471,315)	(496,086)	(64,274)	(122,705)	(978,161)	(1,470,317)
Transfers, net	(1,167,430)	(1,433,370)	4,055	(469,157)	(1,050,920)	399,748
Contract maintenance charges	(211)	(437)	(147)	(152)	(1,741)	(1,912)
Adjustments to net assets allocated to contracts in payout phase	1,423	637

Decrease in net assets resulting from contract transactions	(1,634,194)	(1,901,810)	(58,768)	(588,501)	(1,948,017)	(873,944)

Total increase (decrease) in net assets	(1,849,129)	(1,413,154)	21,734	(475,875)	(1,263,023)	1,079,127

NET ASSETS:
Beginning of period	4,615,795	6,028,949	1,084,411	1,560,286	15,637,620	14,558,493

End of period	$2,766,666	$4,615,795	$1,106,145	$1,084,411	$14,374,597	$15,637,620

CHANGES IN UNITS OUTSTANDING:
Units issued	9,928	113,559	5,434	42,205	116,245	114,776
Units redeemed	(95,688)	(224,446)	(10,578)	(97,896)	(210,276)	(162,245)

Net decrease	(85,760)	(110,887)	(5,144)	(55,691)	(94,031)	(47,469)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	SCHWAB MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO		THIRD AVENUE VALUE PORTFOLIO

	2007	2006	2007	2006	2007	2006

						(1)
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,378,609	$2,209,395	$501,952	$587,423	$56,008	$6,837
Net realized gain			5,104,611	3,204,090	233,420	31,480
Change in net unrealized appreciation (depreciation) on investments			(1,741,388)	8,079,854	(616,822)	100,582

Increase (decrease) in net assets resulting from operations	2,378,609	2,209,395	3,865,175	11,871,367	(327,394)	138,899

CONTRACT TRANSACTIONS:
Purchase payments	2,698,530	4,176,465	607,042	433,961	13,803	2,021
Redemptions	(19,102,289)	(21,418,198)	(9,232,547)	(8,855,700)	(222,664)	(21,445)
Transfers, net	19,013,884	16,786,365	(3,979,896)	(7,213,282)	963,347	2,985,063
Contract maintenance charges	(20,704)	(24,095)	(12,164)	(15,018)	(346)	(85)
Adjustments to net assets allocated to contracts in payout phase	28,515	4,936	18,586	283

Increase (decrease) in net assets resulting from contract transactions	2,617,936	(474,527)	(12,598,979)	(15,649,756)	754,140	2,965,554

Total increase (decrease) in net assets	4,996,545	1,734,868	(8,733,804)	(3,778,389)	426,746	3,104,453

NET ASSETS:
Beginning of period	60,970,164	59,235,296	88,284,945	92,063,334	3,104,453	0

End of period	$65,966,709	$60,970,164	$79,551,141	$88,284,945	$3,531,199	$3,104,453

CHANGES IN UNITS OUTSTANDING:
Units issued	4,173,387	4,922,490	315,893	250,830	196,033	320,796
Units redeemed	(3,986,716)	(4,958,251)	(902,476)	(1,073,855)	(134,294)	(19,751)

Net increase (decrease)	186,671	(35,761)	(586,583)	(823,025)	61,739	301,045

(1)	The portfolio commenced operations on May 1, 2006.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO		VAN KAMPEN LIT COMSTOCK		VAN KAMPEN LIT GROWTH & INCOME

	2007	2006	2007	2006	2007	2006

Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$37,892	$41,298	$10,425	$4,180	$13,686	$(1,601)
Net realized gain	6,423,934	4,578,809	78,683	73,245	145,053	83,889
Change in net unrealized appreciation on investments	(9,194,648)	1,863,494	(107,328)	64,979	(135,094)	172,765

Increase (decrease) in net assets resulting from operations	(2,732,822)	6,483,601	(18,220)	142,404	23,645	255,053

CONTRACT TRANSACTIONS:
Purchase payments	43,502	82,405	147	525	30,720	1,648
Redemptions	(2,159,407)	(1,220,204)	(51,924)	(151,522)	(69,691)	(67,016)
Transfers, net	(7,186,553)	51,233	(165,288)	385,892	312,375	1,094,285
Contract maintenance charges	(1,241)	(1,794)	(82)	(71)	(173)	(179)
Adjustments to net assets allocated to contracts in payout phase	233	2,406

Increase (decrease) in net assets resulting from contract transactions	(9,303,466)	(1,085,954)	(217,147)	234,824	273,231	1,028,738

Total increase (decrease) in net assets	(12,036,288)	5,397,647	(235,367)	377,228	296,876	1,283,791

NET ASSETS:
Beginning of period	23,695,040	18,297,393	1,127,748	750,520	2,164,670	880,879

End of period	$11,658,752	$23,695,040	$892,381	$1,127,748	$2,461,546	$2,164,670

CHANGES IN UNITS OUTSTANDING:
Units issued	61,475	188,655	33,117	76,803	94,369	124,856
Units redeemed	(330,915)	(226,829)	(50,201)	(55,350)	(74,655)	(34,317)

Net increase (decrease)	(269,440)	(38,174)	(17,084)	21,453	19,714	90,539

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	WELLS FARGO ADVANTAGE VT MULTI CAP VALUE FUND		WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND		TOTAL SCHWAB SELECT ANNUITY

	2007	2006	2007	2006	2007	2006

				(1)	(Memoranda Only)	(Memoranda Only)
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(53,693)	$(67,843)	$(1,360)	$(1,733)	$7,251,710	$7,186,257
Net realized gain	1,743,828	2,127,132	99,691	12,934	46,054,618	42,060,634
Change in net unrealized appreciation (depreciation) on investments	(1,748,229)	(949,771)	(78,242)	17,800	(23,004,453)	17,292,144

Increase (decrease) in net assets resulting from operations	(58,094)	1,109,518	20,089	29,001	30,301,875	66,539,035

CONTRACT TRANSACTIONS:
Purchase payments			5,024	144	5,108,894	6,486,381
Redemptions	(660,850)	(994,401)	(18,174)	(10)	(65,902,978)	(72,524,598)
Transfers, net	(1,191,922)	(1,232,534)	111,290	437,152	4,549,318	3,686,349
Contract maintenance charges	(546)	(797)	(48)	(34)	(70,348)	(67,973)
Adjustments to net assets allocated to contracts in payout phase	5,385				138,183	9,308

Increase (decrease) in net assets resulting from contract transactions	(1,847,933)	(2,227,732)	98,092	437,252	(56,176,931)	(62,410,533)

Total increase (decrease) in net assets	(1,906,027)	(1,118,214)	118,181	466,253	(25,875,056)	4,128,502

NET ASSETS:
Beginning of period	7,450,388	8,568,602	466,253	0	562,204,649	558,076,147

End of period	$5,544,361	$7,450,388	$584,434	$466,253	$536,329,593	$562,204,649

CHANGES IN UNITS OUTSTANDING:
Units issued		3,495	60,722	57,217	13,161,573	16,000,106
Units redeemed	(124,335)	(159,103)	(52,413)	(12,430)	(15,658,546)	(19,521,810)

Net increase (decrease)	(124,335)	(155,608)	8,309	44,787	(2,496,973)	(3,521,704)

(1)	The portfolio commenced operations on May 1, 2006.

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1.	ORGANIZATION

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Colorado law. The Series Account commenced operations on November 1, 1996. As of May 3, 2001, the Company began offering a new contract in the Series Account (Schwab Signature Annuity). The original contract in the Series Account is designated the Schwab Select Annuity. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Application of Recent Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Series Account is evaluating the impact, if any, that the adoption of FAS 157 will have on its financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Series Account adopted the provisions of FAS 159 on January 1, 2008. The adoption had no impact on the financial statements.

Security Transactions

Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

One or more of the underlying investment divisions may invest in governmental agencies, foreign issuers and high yield bonds.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

The underlying investment divisions may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the underlying investment divisions to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

The underlying investment divisions invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Contracts in the Payout Phase

Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets.

Federal Income Taxes

The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Net Transfers

Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Investment Income Ratio

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values and has been annualized for any investment division not having a full year of operations. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

Schwab Select Annuity:	Purchases	Sales

Aim V.I. Core Equity Fund	$92,420	$2,028,366
Aim V.I. High Yield Fund	378,836	1,678,943
Aim V.I. International Growth Fund	3,112,665	1,722,361
Aim V.I. Technology Fund	3,375,239	4,110,879
Alger American Growth Portfolio	3,763,118	3,565,251
Alger American Midcap Growth Portfolio	4,579,130	1,420,590
AllianceBernstein VPS Growth & Income Portfolio	1,853,312	940,896
AllianceBernstein VPS Growth Portfolio	795,733	564,847
AllianceBernstein VPS International Growth Portfolio	8,464,030	3,827,815
AllianceBernstein VPS International Value Portfolio	5,302,234	3,865,585
AllianceBernstein VPS Small/Midcap Value Portfolio	2,068,492	1,128,033
AllianceBernstein VPS Utility Income Portfolio	2,994,189	3,102,965
American Century VP Balanced Fund	568,798	897,383
American Century VP International Fund	65,317	1,957,583
American Century VP Value Fund	2,994,667	2,812,277
Delaware VIP Growth Opportunities Series	969,653	688,323
Delaware VIP Small Cap Value Series	1,057,047	2,274,290
Dreyfus IP Midcap Stock Portfolio	580,530	758,572
Dreyfus VIF Appreciation Portfolio	497,834	1,717,675
Dreyfus VIF Developing Leaders Portfolio	36,553	77,785
Dreyfus VIF Growth & Income Portfolio	141,862	819,622
DWS Blue Chip VIP Portfolio	1,289,177	795,972
DWS Capital Growth VIP Portfolio	334,419	560,726
DWS Dreman High Return Equity VIP Portfolio	1,095,859	1,322,636
DWS Dreman Small Mid Cap Value VIP Portfolio	1,763,863	1,993,977
DWS Growth & Income VIP Portfolio	123,358	389,474
DWS Health Care VIP Portfolio	1,746,658	1,243,611
DWS Large Cap Value VIP Portfolio	745,286	352,805
DWS Small Cap Index VIP Portfolio	1,553,547	3,277,848
Federated American Leaders Fund II	1,412,438	2,894,385
Federated Capital Income Fund II	45,055	327,611
Federated Fund For U.S. Government Securities II	3,960,733	6,633,194
Franklin Small Cap Value Securities Fund	459,250	365,857
Janus Aspen Balanced Portfolio Institutional Shares	923,080	1,466,291
Janus Aspen Balanced Portfolio Service Shares	1,805,288	435,312
Janus Aspen Flexible Bond Portfolio Institutional Shares	1,597,496	4,417,246
Janus Aspen Flexible Bond Portfolio Service Shares	2,928,885	425,108
Janus Aspen Growth & Income Portfolio Institutional Shares	264,253	2,180,770
Janus Aspen Growth & Income Portfolio Service Shares	1,592,031	438,692
Janus Aspen International Growth Portfolio Institutional Shares	9,145,959	15,941,917
Janus Aspen International Growth Portfolio Service Shares	13,878,787	8,537,818
Janus Aspen Large Cap Growth Portfolio	94,255	2,818,454
Janus Aspen Worldwide Growth Portfolio	115,635	2,567,923

LVIP Baron Growth Opportunities Portfolio	2,387,542	5,972,128
Neuberger Berman Amt Regency Portfolio	825,486	730,224
NVIT Mid Cap Index Fund	733,158	1,946,203
Oppenheimer Global Securities Fund/VA	3,562,767	4,930,330
Pimco VIT High Yield Portfolio	4,555,584	6,601,599
Pimco VIT Low Duration Bond Portfolio	3,365,091	4,198,021
Pimco VIT Total Return Portfolio	6,654,410	2,895,067
Pioneer Fund VCT Portfolio	260,894	1,156,914
Pioneer Growth Opportunities VCT Portfolio	970,195	2,129,777
Pioneer Mid Cap Value VCT Portfolio	749,250	444,430
Pioneer Small Cap Value VCT Portfolio	1,106,504	1,901,238
Prudential Series Fund Equity Portfolio	75,340	136,346
Schwab Markettrack Growth Portfolio II	3,023,518	4,377,545
Schwab Money Market Portfolio	49,410,872	44,963,009
Schwab S&P 500 Index Portfolio	6,864,636	19,182,523
Third Avenue Value Portfolio	2,412,722	1,345,919
Universal Institutional Fund U.S. Real Estate Portfolio	3,681,079	11,387,923
Van Kampen LIT Comstock	448,774	631,621
Van Kampen LIT Growth & Income	1,365,173	995,954
Wells Fargo Advantage VT Multi Cap Value Fund	1,071,800	1,905,277

Wells Fargo Advantage VT Opportunity Fund	770,529	580,685

Total	$184,862,295	$217,760,401

Schwab Signature Annuity:	Purchases	Sales

Aim V.I. High Yield Fund	$96,486	$288,965
Aim V.I. International Growth Fund	8,238,990	3,058,300
Aim V.I. Technology Fund	0	188,203
Alger American Balanced Portfolio	183,370	428,393
Alger American Growth Portfolio	7,558,454	1,858,717
Alger American Midcap Growth Portfolio	5,552,941	1,650,843
AllianceBernstein VPS Growth & Income Portfolio	4,148,888	2,731,978
AllianceBernstein VPS Growth Portfolio	1,822,895	1,154,419
AllianceBernstein VPS International Growth Portfolio	22,783,487	5,292,309
AllianceBernstein VPS International Value Portfolio	13,178,536	3,949,889
AllianceBernstein VPS Real Estate Investment Portfolio	6,791,623	8,668,573
AllianceBernstein VPS Small/Midcap Value Portfolio	3,519,958	2,374,541
AllianceBernstein VPS Utility Income Portfolio	4,298,535	2,967,835
American Century VP Balanced Fund	3,070,353	753,272
American Century VP Income & Growth Fund	2,000,744	3,004,937
American Century VP International Fund	53,125	1,640,640
American Century VP Value Fund	7,248,330	3,974,926
Delaware VIP Growth Opportunities Series	586,313	409,530
Delaware VIP Small Cap Value Series	3,942,140	5,677,205
Dreyfus IP Midcap Stock Portfolio	991,285	654,819
Dreyfus VIF Appreciation Portfolio	744,135	278,802
Dreyfus VIF Developing Leaders Portfolio	186,537	339,134
Dreyfus VIF Growth & Income Portfolio	132,841	463,362
DWS Blue Chip VIP Portfolio	5,825,795	1,578,271
DWS Capital Growth VIP Portfolio	1,170,745	539,578
DWS Dreman High Return Equity VIP Portfolio	3,324,435	3,798,010
DWS Dreman Small Mid Cap Value VIP Portfolio	2,753,922	1,150,170

DWS Health Care VIP Portfolio	2,260,749	618,665
DWS Large Cap Value VIP Portfolio	2,376,356	569,699
DWS Small Cap Growth VIP Portfolio	0	337,379
DWS Small Cap Index VIP Portfolio	2,703,865	1,244,709
Federated Fund For U.S. Government Securities II	6,307,242	4,713,112
Federated International Equity Fund II	3,563	667,705
Franklin Small Cap Value Securities Fund	777,641	377,082
Janus Aspen Balanced Portfolio Institutional Shares	2,891,264	2,119,972
Janus Aspen Balanced Portfolio Service Shares	6,708,334	249,742
Janus Aspen Flexible Bond Portfolio Institutional Shares	3,776,607	4,690,869
Janus Aspen Flexible Bond Portfolio Service Shares	6,542,245	445,542
Janus Aspen Growth & Income Portfolio Institutional Shares	2,292,137	4,011,420
Janus Aspen Growth & Income Portfolio Service Shares	5,289,699	370,037
Janus Aspen Worldwide Growth Portfolio	73,766	604,644
JPMorgan Small Company Portfolio	106,891	733,123
LVIP Baron Growth Opportunities Portfolio	4,517,430	1,930,646
Neuberger Berman Amt Regency Portfolio	685,772	440,080
NVIT Mid Cap Index Fund	2,634,855	1,581,354
Old Mutual Large Cap Growth Portfolio	2,867	192,201
Oppenheimer Global Securities Fund/VA	7,806,656	4,439,683
Oppenheimer International Growth Fund/VA	9,429,114	4,560,768
Pimco VIT High Yield Portfolio	12,618,501	7,790,477
Pimco VIT Low Duration Bond Portfolio	9,209,515	4,995,710
Pimco VIT Total Return Portfolio	22,872,725	7,545,336
Pioneer Fund VCT Portfolio	1,894,052	943,589
Pioneer Growth Opportunities VCT Portfolio	408,527	332,054
Pioneer Mid Cap Value VCT Portfolio	2,255,435	1,053,389
Pioneer Small Cap Value VCT Portfolio	2,100,000	2,414,376
Schwab Markettrack Growth Portfolio II	9,057,909	5,732,780
Schwab Money Market Portfolio	110,224,070	67,789,641
Schwab S&P 500 Index Portfolio	14,863,343	7,741,159
Seligman Communications & Information Fund	2,999,633	2,031,442
Third Avenue Value Portfolio	8,204,734	2,179,582
Van Kampen LIT Comstock	1,109,628	908,060
Van Kampen LIT Growth & Income	4,251,810	2,209,802
Wells Fargo Advantage VT Discovery Fund	2,320,165	1,075,167
Wells Fargo Advantage VT Opportunity Fund	1,641,265	959,862

Total	$383,423,228	$209,476,479

4.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charge

The Company deducts from each participant account in the Schwab Select Annuity, a $25 annual maintenance charge on accounts under $50,000 as of each contract’s anniversary date.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity for each transfer between investment divisions in excess of 12 transfers in any calendar year.

Deductions for Premium Taxes

The Company deducts from each contribution in both the Schwab Select Annuity and Schwab Signature Annuity any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed daily, from the net asset value of the Schwab Select Annuity investments, equal to an annual rate of 0.85%, and an amount, computed daily, from the net asset value of the Schwab Signature Annuity investments, equal to an annual rate of 0.65% to 0.85% depending on the benefit option chosen. This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5.	FINANCIAL HIGHLIGHTS

For Schwab Select Annuity, a summary of accumulation units outstanding for variable annuity contracts, the range of the lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the five years ended December 31, 2007 is included on the following pages. For Schwab Signature Annuity, a summary of accumulation units outstanding for variable annuity contracts, the range of the lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the five years ended December 31, 2007 is included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding. In certain instances the lowest unit fair value and total return exceed the highest due to the impact of contracts which were not inforce for the full year.

The Expense Ratios represent the annualized contract expenses of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized for periods less than one year. As the total return for Schwab Signature Annuity for each of the periods in the five years ended December 31, 2007 is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31

	Units (000s)	Unit Fair Value	Net Assets (000s)	Expense Ratio	Total Return

Schwab Select Annuity:

AIM V.I. CORE EQUITY FUND
2007	396	$20.71	$8,202	0.85%	7.19%
2006	491	$19.32	$9,483	0.85%	15.34%
2005	672	$16.75	$11,249	0.85%	2.51%
2004	911	$16.34	$14,884	0.85%	3.36%
2003	1,318	$15.81	$20,856	0.85%	21.56%
AIM V.I. HIGH YIELD FUND
2007	351	$14.53	$5,105	0.85%	0.35%
2006	462	$14.48	$6,681	0.85%	9.86%
2005	649	$13.18	$8,552	0.85%	1.85%
2004	1,181	$12.94	$15,281	0.85%	9.94%
2003	1,613	$11.77	$18,989	0.85%	23.98%
AIM V.I. INTERNATIONAL GROWTH FUND
2007	230	$12.62	$2,909	0.85%	13.69%
2006	114	$11.10	$1,269	0.85%	11.00%
AIM V.I. TECHNOLOGY FUND
2007	1,575	$2.81	$4,429	0.85%	6.84%
2006	1,902	$2.63	$4,997	0.85%	9.58%
2005	2,585	$2.40	$6,201	0.85%	1.27%
2004	4,000	$2.37	$9,469	0.85%	3.75%
2003	4,629	$2.28	$10,562	0.85%	44.07%
ALGER AMERICAN GROWTH PORTFOLIO
2007	881	$23.55	$20,797	0.85%	18.94%
2006	882	$19.80	$17,453	0.85%	4.27%
2005	1,229	$18.99	$23,333	0.85%	11.12%
2004	1,501	$17.09	$25,655	0.85%	4.61%
2003	1,822	$16.34	$29,776	0.85%	34.02%
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
2007	314	$21.40	$6,717	0.85%	30.49%
2006	180	$16.40	$2,954	0.85%	9.19%
2005	249	$15.02	$3,737	0.85%	8.92%
2004	269	$13.79	$3,712	0.85%	12.09%
2003	195	$12.30	$2,396	0.85%	23.04%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31

	Units (000s)	Unit Fair Value	Net Assets (000s)	Expense Ratio	Total Return

Schwab Select Annuity:

ALLIANCE-BERNSTEIN VPS GROWTH & INCOME PORTFOLIO
2007	114	$11.61	$1,319	0.85%	4.22%
2006	41	$11.14	$457	0.85%	11.40%
ALLIANCE-BERNSTEIN VPS GROWTH PORTFOLIO
2007	81	$11.11	$899	0.85%	12.11%
2006	62	$9.91	$612	0.85%	(0.90)%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
2007	630	$17.99	$11,324	0.85%	17.12%
2006	573	$15.36	$8,804	0.85%	26.11%
2005	413	$12.18	$5,029	0.85%	21.80%
ALLIANCE-BERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
2007	643	$11.84	$7,607	0.85%	4.96%
2006	550	$11.28	$6,201	0.85%	12.80%
ALLIANCE-BERNSTEIN VPS SMALL/MIDCAP VALUE PORTFOLIO
2007	114	$10.56	$1,199	0.85%	0.86%
2006	47	$10.47	$496	0.85%	4.70%
ALLIANCE-BERNSTEIN VPS UTILITY INCOME PORTFOLIO
2007	219	$22.90	$5,036	0.85%	21.29%
2006	229	$18.88	$4,330	0.85%	22.76%
2005	297	$15.38	$4,573	0.85%	15.03%
2004	182	$13.37	$2,444	0.85%	23.28%
2003	54	$10.84	$585	0.85%	8.42%
AMERICAN CENTURY VP BALANCED FUND
2007	167	$13.97	$2,327	0.85%	4.02%
2006	207	$13.43	$2,773	0.85%	8.74%
2005	224	$12.35	$2,763	0.85%	4.04%
2004	153	$11.87	$1,820	0.85%	8.85%
2003	76	$10.91	$831	0.85%	9.08%
AMERICAN CENTURY VP INTERNATIONAL FUND
2007	370	$24.80	$9,178	0.85%	17.04%
2006	452	$21.19	$9,572	0.85%	23.99%
2005	685	$17.09	$11,708	0.85%	12.29%
2004	605	$15.22	$9,199	0.85%	13.95%
2003	703	$13.35	$9,386	0.85%	23.46%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31

	Units (000s)	Unit Fair Value	Net Assets (000s)	Expense Ratio	Total Return

Schwab Select Annuity:

AMERICAN CENTURY VP VALUE FUND
2007	548	$15.16	$8,314	0.85%	(5.96)%
2006	594	$16.12	$9,578	0.85%	17.66%
2005	607	$13.70	$8,311	0.85%	4.10%
2004	455	$13.16	$5,987	0.85%	13.37%
2003	208	$11.60	$2,408	0.85%	16.04%
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
2007	25	$10.95	$272	0.85%	11.96%
2006	2	$9.78	$21	0.85%	(2.20)%
DELAWARE VIP SMALL CAP VALUE SERIES
2007	279	$17.26	$4,808	0.85%	(7.40)%
2006	371	$18.64	$6,923	0.85%	15.20%
2005	434	$16.18	$7,021	0.85%	8.52%
2004	334	$14.91	$4,975	0.85%	20.46%
2003	271	$12.38	$3,360	0.85%	23.80%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2007	75	$15.46	$1,167	0.85%	0.59%
2006	97	$15.37	$1,497	0.85%	6.88%
2005	167	$14.38	$2,396	0.85%	8.20%
2004	106	$13.29	$1,402	0.85%	13.51%
2003	71	$11.71	$831	0.85%	17.06%
DREYFUS VIF APPRECIATION PORTFOLIO
2007	625	$11.90	$7,591	0.85%	6.16%
2006	749	$11.21	$8,388	0.85%	15.57%
2005	966	$9.70	$9,374	0.85%	3.41%
2004	1,147	$9.38	$10,749	0.85%	4.16%
2003	1,206	$9.00	$10,852	0.85%	20.15%
DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
2007	11	$12.54	$140	0.85%	(11.81)%
2006	16	$14.22	$226	0.85%	2.89%
2005	31	$13.82	$434	0.85%	4.86%
2004	54	$13.18	$710	0.85%	10.40%
2003	33	$11.94	$392	0.85%	19.35%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31

	Units (000s)	Unit Fair Value	Net Assets (000s)	Expense Ratio	Total Return

Schwab Select Annuity:

DREYFUS VIF GROWTH & INCOME PORTFOLIO
2007	213	$11.84	$2,527	0.85%	7.54%
2006	284	$11.01	$3,129	0.85%	13.51%
2005	470	$9.70	$4,559	0.85%	2.54%
2004	499	$9.46	$4,725	0.85%	6.56%
2003	509	$8.88	$4,528	0.85%	25.50%
DWS BLUE CHIP VIP PORTFOLIO
2007	102	$11.06	$1,133	0.85%	2.60%
2006	66	$10.78	$710	0.85%	7.80%
DWS CAPITAL GROWTH VIP PORTFOLIO
2007	228	$11.09	$2,573	0.85%	11.68%
2006	253	$9.93	$2,509	0.85%	7.58%
2005	301	$9.23	$2,774	0.85%	8.08%
2004	286	$8.54	$2,440	0.85%	7.07%
2003	353	$7.98	$2,817	0.85%	25.82%
DWS DREMAN HIGH RETURN EQUITY VIP PORTFOLIO
2007	355	$12.36	$4,386	0.85%	(2.68)%
2006	393	$12.70	$4,996	0.85%	17.70%
2005	160	$10.79	$1,725	0.85%	7.90%
DWS DREMAN SMALL MID CAP VALUE VIP PORTFOLIO
2007	124	$10.83	$1,341	0.85%	2.27%
2006	173	$10.59	$1,829	0.85%	5.90%
DWS GROWTH & INCOME VIP PORTFOLIO
2007	74	$9.96	$735	0.85%	0.50%
2006	103	$9.91	$1,017	0.85%	12.61%
2005	151	$8.80	$1,328	0.85%	5.14%
2004	197	$8.37	$1,644	0.85%	9.23%
2003	273	$7.66	$2,094	0.85%	25.67%
DWS HEALTH CARE VIP PORTFOLIO
2007	95	$12.01	$1,138	0.85%	12.24%
2006	55	$10.70	$591	0.85%	7.00%
DWS LARGE CAP VALUE VIP PORTFOLIO
2007	64	$13.44	$857	0.85%	12.19%
2006	36	$11.98	$433	0.85%	14.42%
2005	22	$10.47	$229	0.85%	4.70%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31

	Units (000s)	Unit Fair Value	Net Assets (000s)	Expense Ratio	Total Return

Schwab Select Annuity:

DWS SMALL CAP INDEX VIP PORTFOLIO
2007	523	$17.57	$9,193	0.85%	(2.71)%
2006	655	$18.06	$11,839	0.85%	16.44%
2005	833	$15.51	$12,923	0.85%	3.40%
2004	1,084	$15.00	$16,261	0.85%	16.76%
2003	1,223	$12.85	$15,713	0.85%	45.19%
FEDERATED AMERICAN LEADERS FUND II
2007	459	$19.15	$8,839	0.85%	(10.43)%
2006	595	$21.38	$12,721	0.85%	15.82%
2005	798	$18.46	$14,734	0.85%	4.12%
2004	1,139	$17.73	$20,197	0.85%	8.85%
2003	1,235	$16.29	$20,143	0.85%	26.62%
FEDERATED CAPITAL INCOME FUND II
2007	61	$13.43	$815	0.85%	3.15%
2006	85	$13.02	$1,105	0.85%	14.71%
2005	131	$11.35	$1,489	0.85%	5.39%
2004	152	$10.77	$1,640	0.85%	8.99%
2003	211	$9.88	$2,082	0.85%	19.65%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2007	1,881	$16.33	$30,802	0.85%	5.42%
2006	2,127	$15.49	$32,952	0.85%	3.20%
2005	2,552	$15.01	$38,297	0.85%	1.21%
2004	3,073	$14.83	$45,578	0.85%	2.73%
2003	3,814	$14.44	$55,067	0.85%	1.50%
FRANKLIN SMALL CAP VALUE SECURITIES FUND
2007	52	$9.86	$515	0.85%	(3.24)%
2006	47	$10.19	$475	0.85%	1.90%
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2007	290	$14.80	$4,289	0.85%	9.63%
2006	330	$13.50	$4,460	0.85%	9.76%
2005	230	$12.30	$2,831	0.85%	7.05%
2004	141	$11.49	$1,621	0.85%	7.61%
2003	51	$10.68	$545	0.85%	6.77%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
2007	140	$10.42	$1,457	0.85%	4.20%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31

	Units (000s)	Unit Fair Value	Net Assets (000s)	Expense Ratio	Total Return

Schwab Select Annuity:

JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2007	1,239	$14.81	$18,413	0.85%	6.16%
2006	1,492	$13.95	$20,817	0.85%	3.33%
2005	1,760	$13.50	$23,756	0.85%	1.12%
2004	2,186	$13.35	$29,181	0.85%	3.09%
2003	2,699	$12.95	$34,946	0.85%	5.49%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2007	245	$10.42	$2,551	0.85%	4.20%
JANUS ASPEN GROWTH & INCOME PORTFOLIO INSTITUTIONAL SHARES
2007	193	$16.16	$3,113	0.85%	7.88%
2006	317	$14.98	$4,755	0.85%	7.15%
2005	260	$13.98	$3,642	0.85%	11.39%
2004	75	$12.55	$945	0.85%	10.99%
2003	57	$11.31	$640	0.85%	13.10%
JANUS ASPEN GROWTH & INCOME PORTFOLIO SERVICE SHARES
2007	110	$10.21	$1,121	0.85%	2.10%
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL SHARES
2007	941	$30.62	$28,860	0.85%	27.27%
2006	1,181	$24.06	$28,409	0.85%	45.73%
2005	1,284	$16.51	$21,202	0.85%	31.24%
2004	940	$12.58	$11,831	0.85%	17.95%
2003	1,180	$10.67	$12,597	0.85%	33.78%
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO SERVICE SHARES
2007	491	$11.90	$5,841	0.85%	19.00%
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
2007	664	$19.49	$12,976	0.85%	14.11%
2006	813	$17.08	$13,884	0.85%	10.48%
2005	1,080	$15.46	$16,694	0.85%	3.41%
2004	1,359	$14.95	$20,326	0.85%	3.63%
2003	1,842	$14.43	$26,576	0.85%	30.62%
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
2007	677	$21.34	$14,544	0.85%	8.71%
2006	795	$19.63	$15,616	0.85%	17.19%
2005	1,065	$16.75	$17,845	0.85%	4.95%
2004	1,499	$15.96	$23,916	0.85%	3.89%
2003	1,959	$15.36	$30,092	0.85%	22.95%

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31

	Units (000s)	Unit Fair Value	Net Assets (000s)	Expense Ratio	Total Return

Schwab Select Annuity:

LVIP BARON GROWTH OPPORTUNITIES PORTFOLIO
2007	679	$20.15	$13,749	0.85%	2.54%
2006	939	$19.65	$18,447	0.85%	14.51%
2005	1,295	$17.16	$22,217	0.85%	2.51%
2004	1,652	$16.74	$27,659	0.85%	24.58%
2003	1,705	$13.44	$22,911	0.85%	28.92%
NEUBERGER BERMAN AMT REGENCY PORTFOLIO
2007	23	$10.43	$237	0.85%	2.15%
2006	15	$10.21	$153	0.85%	2.10%
NVIT MID CAP INDEX FUND
2007	200	$17.74	$3,544	0.85%	6.48%
2006	274	$16.66	$4,569	0.85%	8.82%
2005	322	$15.31	$4,930	0.85%	10.94%
2004	206	$13.80	$2,845	0.85%	14.53%
2003	89	$12.05	$1,082	0.85%	20.49%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
2007	750	$21.31	$16,096	0.85%	5.39%
2006	862	$20.22	$17,423	0.85%	16.68%
2005	964	$17.33	$16,707	0.85%	13.34%
2004	734	$15.29	$11,226	0.85%	18.16%
2003	466	$12.94	$6,025	0.85%	29.37%
PIMCO VIT HIGH YIELD PORTFOLIO
2007	451	$13.48	$6,084	0.85%	2.67%
2006	640	$13.13	$8,410	0.85%	8.07%
2005	478	$12.15	$5,811	0.85%	3.23%
2004	494	$11.77	$5,814	0.85%	8.61%
2003	371	$10.83	$4,025	0.85%	8.34%
PIMCO VIT LOW DURATION BOND PORTFOLIO
2007	1,428	$11.05	$15,891	0.85%	6.45%
2006	1,574	$10.38	$16,335	0.85%	3.08%
2005	1,805	$10.07	$18,177	0.85%	0.20%
2004	1,705	$10.05	$17,144	0.85%	0.99%
2003	1,378	$9.96	$13,714	0.85%	(0.44)%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31

	Units (000s)	Unit Fair Value	Net Assets (000s)	Expense Ratio	Total Return

Schwab Select Annuity:

PIMCO VIT TOTAL RETURN PORTFOLIO
2007	1,373	$11.17	$15,341	0.85%	7.82%
2006	1,069	$10.36	$11,075	0.85%	2.98%
2005	511	$10.06	$5,148	0.85%	0.60%
PIONEER FUND VCT PORTFOLIO
2007	280	$15.52	$4,351	0.85%	4.09%
2006	340	$14.91	$5,065	0.85%	15.67%
2005	329	$12.89	$4,236	0.85%	5.22%
2004	383	$12.25	$4,696	0.85%	6.78%
2003	467	$11.47	$5,359	0.85%	23.73%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
2007	352	$14.10	$4,972	0.85%	(4.67)%
2006	482	$14.79	$7,146	0.85%	4.67%
2005	721	$14.13	$10,198	0.85%	5.84%
2004	866	$13.35	$11,577	0.85%	21.29%
2003	900	$11.01	$9,907	0.85%	41.74%
PIONEER MID CAP VALUE VCT PORTFOLIO
2007	24	$11.10	$269	0.85%	4.42%
2006	2	$10.63	$21	0.85%	6.30%
PIONEER SMALL CAP VALUE VCT PORTFOLIO
2007	158	$17.43	$2,767	0.85%	(7.78)%
2006	244	$18.90	$4,616	0.85%	11.37%
2005	355	$16.97	$6,029	0.85%	13.97%
2004	278	$14.89	$4,140	0.85%	21.28%
2003	110	$12.28	$1,354	0.85%	22.79%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2007	88	$12.61	$1,106	0.85%	7.96%
2006	93	$11.68	$1,084	0.85%	11.24%
2005	149	$10.50	$1,560	0.85%	10.06%
2004	93	$9.54	$884	0.85%	8.59%
2003	92	$8.79	$812	0.85%	30.00%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31

	Units (000s)	Unit Fair Value	Net Assets (000s)	Expense Ratio	Total Return

Schwab Select Annuity:

SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2007	674	$21.32	$14,375	0.85%	4.72%
2006	768	$20.36	$15,638	0.85%	14.06%
2005	816	$17.85	$14,558	0.85%	4.88%
2004	851	$17.02	$14,485	0.85%	10.63%
2003	897	$15.38	$13,807	0.85%	25.90%
SCHWAB MONEY MARKET PORTFOLIO
2007	4,866	$13.51	$65,967	0.85%	3.84%
2006	4,680	$13.01	$60,970	0.85%	3.67%
2005	4,715	$12.55	$59,235	0.85%	1.95%
2004	4,934	$12.31	$60,763	0.85%	0.05%
2003	6,586	$12.31	$81,092	0.85%	(0.11)%
SCHWAB S&P 500 INDEX PORTFOLIO
2007	3,628	$21.86	$79,551	0.85%	4.49%
2006	4,215	$20.92	$88,285	0.85%	14.57%
2005	5,038	$18.26	$92,063	0.85%	3.87%
2004	5,807	$17.58	$102,165	0.85%	9.60%
2003	6,460	$16.04	$103,661	0.85%	27.14%
THIRD AVENUE VALUE PORTFOLIO
2007	363	$9.73	$3,531	0.85%	(5.63)%
2006	301	$10.31	$3,104	0.85%	3.10%
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
2007	401	$29.04	$11,659	0.85%	(17.78)%
2006	670	$35.32	$23,695	0.85%	36.90%
2005	709	$25.80	$18,297	0.85%	16.01%
2004	971	$22.24	$21,606	0.85%	35.24%
2003	1,118	$16.44	$18,379	0.85%	36.35%
VAN KAMPEN LIT COMSTOCK
2007	75	$11.88	$892	0.85%	(2.86)%
2006	92	$12.23	$1,128	0.85%	15.27%
2005	71	$10.61	$751	0.85%	6.10%
VAN KAMPEN LIT GROWTH & INCOME
2007	190	$12.94	$2,462	0.85%	1.89%
2006	171	$12.70	$2,165	0.85%	15.25%
2005	80	$11.02	$881	0.85%	10.20%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

	At December 31			For the year or period ended December 31

	Units (000s)	Unit Fair Value	Net Assets (000s)	Expense Ratio	Total Return

Schwab Select Annuity:

WELLS FARGO ADVANTAGE VT MULTI CAP VALUE FUND
2007	362	$15.07	$5,544	0.85%	(1.50)%
2006	487	$15.30	$7,450	0.85%	14.69%
2005	642	$13.34	$8,569	0.85%	15.50%
2004	960	$11.55	$11,090	0.85%	15.78%
2003	1,209	$9.97	$12,086	0.85%	37.23%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2007	53	$11.01	$584	0.85%	5.76%
2006	45	$10.41	$466	0.85%	4.10%

(Concluded)

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The financial statements for Great-West Life & Annuity Insurance Company (GWL&A) for the years ended December 31, 2007, 2006 and 2005 and for Variable Annuity-1 Series Account for the years ended December 31, 2007 and 2006 are filed herewith in the Statement of Additional Information.

(b)	Exhibits

(1) Certified copy of resolution of Board of Directors of Depositor establishing Registrant is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

(2) Not applicable.

(3) Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 on Form N-4 filed on April 21, 2003 (File No. 333-52956).

(4)(a) Forms of the variable annuity contracts are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 filed on August 2, 1996 (File No. 333-01153).

(4)(b) Form of IRA Endorsement is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 filed on August 2, 1996 (File No. 333-01153).

                           (4)(c) Form of MVA Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 19 on Form N-4 filed on February 29, 2008 (File No. 333-00153).

(5) Form of application to be used with the variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 filed on August 2, 1996 (File No. 333-01153).

                            (6)(a) Articles of Incorporation of Depositor are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4 filed on October 30, 1996 (File No.811-07549).

(6)(b) Bylaws of Depositor are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4 filed on October 30, 1996 (File No.811-07549); Amended Bylaws of Depositor are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on April 24, 2006 (File No. 2-89550).

(7) Not applicable.

(8)(a) Form of participation agreement with Alger American Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No.811-07549); amendments to participation agreement with Alger American Fund are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956), Registrant’s Post-

Effective Amendment No. 8 filed on April 12, 2002 (File No. 333-01153) and Registrant’s Post-Effective Amendment No. 10 filed May 29, 2003 (File No. 333-52956).

(8)(b)    Form of participation agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001 (File No. 333-52956); amendment to participation agreement with AllianceBernstein Variable Products Series Fund, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956). Form of amendment to participation agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-52956).

(8)(c)Form of participation agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No.811-07549); amendments to participation agreement with American Century Variable Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956), Registrant’s Post-Effective Amendment No. 8 on Form N-4, filed April 12, 2002 (File No. 333-01153) and Registrant’s Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

(8)(d)Form of participation agreement with Baron Capital Funds Trust, is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153); amendment to Participation Agreement with Baron Capital Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

(8)(e)Form of participation agreement with Delaware VIP Trust (formerly, Delaware Premium Fund, Inc., is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) amendment to participation agreement with Delaware VIP Trust are incorporated by reference to Registrant’s Post-Effective Amendment No. 10, filed on May 29, 2003 (File No. 333-52956), and Registrant’s Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-01153).

(8)(f)  Form of participation agreement with Dreyfus Variable Investment Fund, is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153); amendments to participation agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956), and Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(g)Form of participation agreement with Federated Insurance Series is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No.811-07549); amendment to participation agreement with Federated Insurance Series is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956).

(8)(h)Participation agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743); amendment to Participation agreement with Franklin Templeton Insurance Products Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 filed on April 14, 2008 (File No. 333-147743).

(8)(i)  Participation agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 13, filed March 31, 2004 (File No. 333-01153).

(8)(j)  Form of participation agreement with AIM Variable Insurance Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 18, filed April 26, 2007 (File No. 333-01153).

(8)(k)Form of participation agreement with Janus Aspen Series is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No.811-07549); amendments to participation agreement with Janus Aspen Series are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 26, 2001 (File No. 333-52956) and Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

(8)(l)     Form of participation agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001, (File No. 333-52956); Forms of amendments to participation agreement with Oppenheimer Variable Account Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956), and Registrant’s Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-01153).

(8)(m)   Form of participation agreement with PIMCO Variable Insurance Trust and amendment thereto are incorporated by reference to Registrant’s to Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956). Form of amendment to participation agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-01153).

(8)(n)Form of participation agreement with Prudential Series Fund, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153).

(8)(o)Form of participation agreement with Pioneer Fund (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153) amendments to participation agreement with Pioneer Fund are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) and Registrant’s Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956). Form of amendment to participation agreement with Pioneer Fund dated December 2003 is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-4, filed March 31, 2004 (File No. 333-01153).

(8)(p)Form of participation agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); amendments to participation agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) and Post-Effective Amendment No. 8 on Form N-4, filed April 12, 2002 (File No. 333-01153)..

(8)(q)Form of participation agreement with DWS Variable Series (formerly Scudder Variable Series I), is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4, filed April 16, 2002 (File No. 333-52956); amendment to participation agreement with Scudder Variable Life Investment Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956). Form of amendment to participation agreement with DWS Variable Series I and DWS Variable Series II are incorporated by reference to Registrant’s Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-52956).

(8)(r)  Form of participation agreement with Wells Fargo Fund (formerly, Strong Variable Insurance Funds, Inc.) is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); amendment to participation agreement with Wells Fargo Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956).

(8)(s)Form of participation agreement with The Universal Institutional Funds, Inc., (formerly, Van Kempen American Capital Life Investment Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 2, filed on April 17, 1998 (File No. 333-01153). Form of amendment to participation agreement with The Universal Institutional Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-52956).

(8)(t)  Form of participation agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on Form N-4, filed on April 26, 2006 (File No. 333-01153).

(8)(u)Form of participation agreement with Third Avenue Value Portfolio is incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on Form N-4, filed on April 26, 2006 (File No. 333-01153).

(8)(v)Form of participation agreement with Van Kampen Life Insurance Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management is incorporated by reference to Registrant’s Post-Effective Amendment No. 18, filed April 26, 2007 (File No. 333-01153)..

(8)(w)Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to Registrant’s Post-Effective Amendment No. 18, filed April 26, 2007 (File No. 333-01153)..

(9)      Opinion of counsel and consent of Ruth B. Lurie, Vice President, Counsel and Associate Secretary incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

10	(a)	Written Consent of Jorden Burt LLP is filed herewith.

(b)	Written Consent of Deloitte & Touche LLP is filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)

Powers of Attorney for Messrs. Mackness, Orr, and Ryan are filed herewith. Powers of Attorney for Messrs. Balog, Bernbach, Dachow, A. Desmarais, P. Desmarais, Jr., Gratton, Kavanagh, Louvel, McCallum, Nickerson, Nield, Plessis-Bélair and Walsh are incorporated by reference to Registrant’s Post-Effective Amendment No. 18, filed April 26, 2007 (File No. 333-01153)..

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor
J. Balog	2205 North Southwinds Boulevard, Apt. 307 Vero Beach, Florida 32963	Director
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director
O. T. Dackow	8515 East Orchard Road Greenwood Village, CO 80111	Director
A. Desmarais	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
P. Desmarais, Jr.	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
R. Gratton	Power Financial Corporation 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Chairman
K. P. Kavanagh,	100 Osborne Street North Winnipeg, Manitoba, Canada R3C 3A5	Director
A. Louvel	930 Fifth Ave., a 17D New York, NY 10021	Director
W. Mackness	696 Whitehaven Crescent London, Ontario, Canada N6G 4V4	Director
W. T. McCallum	8515 East Orchard Road Greenwood Village, CO 80111	Vice-Chairman
R. L. McFeetors	8515 East Orchard Road Greenwood Village, CO 80111	Director, President and Chief Executive Officer
J. E. A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 255 Commercial Street North Sydney, Nova Scotia, Canada B2A 3M2	Director
D. A. Nield	330 University Avenue Toronto, Ontario, Canada M5G 1R8	Director
R.J. Orr	Power Financial Corporation 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
M. Plessis-Bélair.	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director

P.K. Ryan	Power Corporation of Canada 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3	Director
B. E. Walsh	Saguenay Capital, LLC Two Manhattanville Rd, #403 Purchase, New York 10577	Director
Kent G. Boyer	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Specialty Risk
S. M. Corbett	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Investments
C. H. Cumming	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Marketing, Healthcare and Jumbo 401(k)
G. R. Derback	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Controller
M. R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, FASCore Operations
T. L. Fouts	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Chief Medical Officer
J. R. Gabbert	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Chief Healthcare Information Officer
M. T. G. Graye	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President and Chief Financial Officer
D. A. Goldin	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Healthcare Operations
C. M. Knackstedt	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Healthcare Management
R. J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Executive Benefits Markets
J. L. McCallen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President and Actuary
G. R. McDonald	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Corporate Resources
S. A. Miller	8525 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, FASCore Systems
C. P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Retirement Services
R. F. Rivers	8505 East Orchard Road Greenwood Village, CO 80111	Executive Vice President, Healthcare
M. Rosenbaum	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Healthcare Finance
G. E. Seller	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Government Markets
R. K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Individual Markets
D. J. Stefanson	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Healthcare Underwriting
Neil J. Waldron	8505 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, Group Health
G. D. Webb	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President, P/NP Operations

Item 26.	Persons controlled by or under common control with the Depositor or Registrant as of 12/31/07

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

Paul G. Desmarais
99.999% - Pansolo Holding Inc.
100% - 3876357 Canada Inc
100% - 3439496 Canada Inc.
100% - Capucines Investments Corporation
100% - Ramezay Investments Corporation
100% - Ansopolo Investments Corporation
32% - Nordex Inc. (68% also owned directly by Paul G. Desmarais)
94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by Paul G. Desmarais)
54% - Power Corporation of Canada

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.	Great -West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada (Canada) – Holding and Management Company
100.0% - 2795957 Canada Inc. (Canada) – Holding Company
100.0% - 171263 Canada Inc. (Canada) – Holding Company
66.4% - Power Financial Corporation (Canada) – Holding Company
70.4% - Great -West Lifeco Inc. (Canada) – Holding Company
100.0% - Great -West Financial (Canada) Inc. (Canada) – Holding Company
100.0% - Great -West Financial (Nova Scotia) Co. (Canada) – Holding Company
100.0% - Great-West Lifeco U.S. Inc.
100.0% - GWL&A Financial Inc. (Delaware) – Holding Company
60.0% - Great -West Life & Annuity Insurance Capital (Nova Scotia) Co. (Canada) – Holding Company
60.0% - Great -West Life & Annuity Insurance Capital (Nova Scotia) Co. II (Canada) – Holding Company
60.0% - Great -West Life & Annuity Insurance Capital, LLC (Delaware) – Holding Company
60.0% - Great -West Life & Annuity Insurance Capital, LLC II (Delaware) – Holding Company
100.0% - Great -West Life & Annuity Insurance Company (Colorado) – Life and Health Insurance Company
100.0% - First Great -West Life & Annuity Insurance Company (New York) – Life and Health Insurance Company
100.0% - Advised Assets Group, LLC (Colorado) – Investment Advisor
100.0% - Alta Health & Life Insurance Company (Indiana) – Life and Health Insurance Company
100.0% - BenefitsCorp, Inc. (Delaware) – Insurance Agency
100.0% - GWFS Equities, Inc. ( Delaware) – Securities Broker/Dealer
100.0% - BenefitsCorp, Inc. of Wyoming (Wyoming) – Insurance Agency

100.0% - Benefit Management Corp. (Montana) – Holding Company
100.0% - Allegiance Benefit Plan Management, Inc. (Montana) – TPA
100.0% - Allegiance Life & Health Insurance Company, Inc. (Montana) – Life and Health Insurance Company
100.0% - Allegiance COBRA Services, Inc. (Montana) – TPA
100.0% - Allegiance Re, Inc. (Montana) – Captive Insurance Company
100.0% - Allegiance Provider Direct, LLC (Montana) – Network Contracting Services
100.0% - Intermountain Underwriters, Inc. (Montana) – Insurance Agency
100.0% - StarPoint HealthCare, LLC (Montana) – Utilization Review/Case Management
50.0% - Community Health Network, LLC (Montana) – Provider Networking
100.0% - Canada Life Insurance Company of America (Michigan) – Life and Health Insurance Company
100.0% - Great-West Life & Annuity Insurance Company of South Carolina (South Carolina) – Captive Insurance Company
100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) – Third Party
100.0% - Emjay Corporation (Wisconsin) – Third Party Administrator
100.0% - EMJAY Retirement Plan Services, Inc. (Wisconsin) Third Party Administrator
100.0% - Great-West Healthcare Holdings, Inc. (Colorado) – Holding Company
100.0% - Great-West Healthcare, Inc. (Vermont) – Network Contracting, Development and Management
100.0% - Great-West Healthcare of Arizona, Inc. (Arizona) – Health Care Services Organization
100.0% - Great-West Healthcare of California, Inc. (California) – Health Maintenance Organization
100.0% - Great-West Healthcare of Colorado, Inc. (Colorado) – Health Maintenance Organization
100.0% - Great-West Healthcare of Florida, Inc. (Florida) – Health Maintenance Organization
100.0% - Great-West Healthcare of Georgia, Inc. (Georgia) – Health Maintenance Organization
100.0% - Great-West Healthcare of Illinois, Inc. (Illinois) – Health Maintenance Organization
100.0% - Great-West Healthcare of Indiana, Inc. (Indiana) – Health Maintenance Organization
100.0% - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas) – Health Maintenance Organization
100.0% - Great-West Healthcare of Massachusetts, Inc. (Massachusetts) – Health Maintenance Organization
100.0% - Great-West Healthcare of New Jersey, Inc. (New Jersey) – Health Maintenance Organization
100.0% - Great-West Healthcare of North Carolina, Inc. (North Carolina) – Health Maintenance Organization
100.0% - Great-West Healthcare of Ohio, Inc. (Ohio) – Health Maintenance Organization
100.0% - Great-West Healthcare of Oregon, Inc. (Oregon) – Health Maintenance Organization
100.0% - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania) – Health Maintenance Organization
100.0% - Great-West Healthcare of Tennessee, Inc. (Tennessee) – Health Maintenance Organization
100.0% - Great-West Healthcare of Texas, Inc. (Texas) – Health Maintenance Organization
100.0% - Great-West Healthcare of Washington, Inc. (Washington) – Health Maintenance Organization
100.0% - One Orchard Equities, Inc. (Colorado) Securities Broker/Dealer
100.0% - Mediversal, Inc. (Nevada) – Third Party Administrator
100.0% - Universal Claims Administration (Nevada) – Third Party Administrator
100.0% - FASCore, LLC (Colorado) – Third Party Administrator
100.0% - GWL Properties Inc. (Colorado) – Real Estate Corporation
50.0% - Westkin Properties Ltd. (California) – Real Estate Corporation
100.0% - Great-West Benefit Services, Inc. (Delaware) – Leasing Company
88.34% - Maxim Series Fund, Inc. (Maryland) – Investment Company
100.0% - GW Capital Management, LLC (Colorado) – Investment Advisor
100.0% - Orchard Trust Company, LLC (Colorado) – Trust Company
100.0% - IHN, Inc. (Indiana) - Network Contracting, Development and Management
100.0% - Lottery Receivable Company One LLC (Delaware) – Lottery Annuity Administrator
100.0% - LR Company II, L.L.C. (Delaware) – Lottery Annuity Administrator
100.0% - Singer Collateral Trust IV (Delaware) – Lottery Annuity Administrator
100.0% - Singer Collateral Trust V (Delaware) – Lottery Annuity Administrator

B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 2795957 Canada Inc.
100.0% - 171263 Canada Inc.
66.4% - Power Financial Corporation
70.5% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S., Inc.
100% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings Inc.
100.0% - Putnam Funding Inc.
100.0% - Putnam General Partnership
100.0% - Endeavor Holding LLC
100.0% -Putnam, LLC
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - Putnam Retail Management GP, Inc.
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Advisory Company GP, Inc.
99.0% - Putnam Advisory Company, Limited Partnership (1% owned by Putnam Advisory Company GP, Inc.)
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam U.S. Holdings I Inc.
100.0% - Putnam U.S. Holdings II Inc
99.0% - Putnam Investment Trust II LP (1% owned by Putnam U.S. Holdings II Inc.)
100.0% - Putnam U.S. Holdings, LLC
84.0% - PanAgora Asset Management, Inc.
100.0% -Putnam GP Inc.
100.0% - PII Holdings, Inc.
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Investment Holdings, LLC
100.0% - Putnam Aviation Holdings, LLC
100.0% - Putnam Capital, LLC
80.0% - TH Lee Putnam Capital Management, LLC
100.0% - Putnam Fiduciary Trust Company
100.0% - Putnam International Holdings LLC
100.0% - Putnam Investments Inc. (Canada)
100.0% - Putnam Investments Limited (Ireland)
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd. (Japan)
100.0% - Putnam International Distributors, Ltd. (Cayman)
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited (U.K.)
100.0% - New Flag UK Holdings Limited
100.0% - New Flag Asset Management (UK)

C. The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 2795957 Canada Inc.
100.0% - 171263 Canada Inc.
66.4% - Power Financial Corporation
70.4% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
100.0% - 2023308 Ontario Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LP
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC
100.0% - Great-West Life & Annuity Insurance Capital, LP II
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
100.0% - The Great-West Life Assurance Company
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0% - Gold Circle Insurance Company
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
100.0% - GWL Investment Management Ltd.
100.0% - 801611 Ontario Ltd.
100.0% - 118050 Canada Inc.
100.0% - 1213763 Ontario Inc.
100.0% - 681348 Alberta Ltd.

100.0% - The Owners: Condominium Plan No 8510578
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership
50.0% - Laurier House Apartments Limited
100.0% - 2024071 Ontario Limited
100.0% - High Park Bayview Inc.
75.0% - High Park Bayview Limited Partnership
50.0% - KAB Properties Inc.
5.6% - MAM Holdings Inc. (94.4% owned by Mountain Asset Mangement LP)
100.0% - 647679 B.C. Ltd.
100.0% - Red Mile Acquisitions Inc.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - SFS Management LLC
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Valley Centre) Ltd. (Formerly TGS REIT Properties (Valley Centre) Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - RMA Properties (Tri-Cities) Ltd.(Formerly TGS REIT Properties (Tri-Cities) Ltd.
70.0% - KS Village (Millstream) Inc.
100.0% - London Insurance Group, Inc.
100.0% - Trivest Insurance Network Limited
100.0% - The Motion Picture Bond Company Inc.
100.0% - London Life Insurance Company
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust

30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - SFS Management LLC
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Valley Centre) Ltd. (Formerly TGS REIT Properties (Valley Centre) Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - RMA Properties (Tri-Cities) Ltd. (Formerly TGS REIT Properties (Tri-Cities) Ltd.
100.0% - London Capital Management Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - Preferred Vision Services Inc.
25.0% - High Park Bayview Limited Partnership
50.0% - KAB Properties Inc.
30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life & General Reinsurance Co. Ltd.
100.0% - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation

100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company
100.0% - HRMP, Inc.
51.0% - Health Reinsurance Management Partnership (Massachusetts)
100.0% - HRMP II, Inc. 49.0% - Health Reinsurance Management Partnership (Massachusetts)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Lifescape Limited
100.0% - CLAI, Limited
100.0% - The Canada Life Assurance Company of Ireland, Limited
100.0% - Setanta Asset Management Limited
100.0% - Canada Life European Assurance, Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
78.67% - Canada Life Assurance Europe Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited
100.0% - Canada Life Assurance (Ireland), Limited
100.0% - F.S.D. Investments, Limited
100.0% - Canada Life Pension and Annuities (Ireland), Limited
100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% - Canada Life Pension Managers & Trustees, Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited

100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Ltd.
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CLH International Capital Management Hungary, LLC.
100.0% - The Canada Life Insurance Company of Canada
100.0% - CLICC GP Inc.
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
100.0% - Quadrus Distribution Services Ltd.
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.
50.0% - Canadian Worksite Marketing Group, Inc.
100.0% - Classco Benefit Services, Ltd.
50.0% - Canadian Worksite Marketing Group, Inc.
100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Securing Corporation, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.
100.0% - Laketon Investment Management Ltd.
100.0% - Crown Life Insurance Company

D. IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 2795957 Canada Inc.
100.0% - 171263 Canada Inc.
66.4% - Power Financial Corporation
59.4% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.

100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - Les Services Investors Limitée
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Investment Management (Quebec) Ltd.
100.0% - Investors Syndicate Property Corp.
100.0% - 2587182 Manitoba Ltd.
100.0% - The Trust Company of London Life
100.0% - I.G. Investment Corp.
100.0% - I.G. (Rockies) Corp.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie 2004 GP Inc.
100.0% - MSP 2005 GP Inc.
100.0% - MFC Fund Corporation
100.0% - M.R.S. Inc.
100.0% - M.R.S. Correspondent Corporation
100.0% - M.R.S. Securities Services Inc.
100.0% - Execuhold Investment Limited
100.0% - Winfund Software Corp.
100.0% - M.R.S. Trust Company
100.0% - Anacle I Corporation
100.0% - Anacle II Corporation
100.0% - Mackenzie M.E.F. Management Inc.
100.0% - Canterbury Common Inc.
100.0% - Mackenzie Financial Services Inc.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Quadrus Corporate Class Inc.
75.5% - Investment Planning Counsel Inc.
100.0% - IPC Financial Network Inc.
100.0% - Investment Planning Counsel of Canada Limited
100.0% - IPC Portfolio Management Ltd.
100.0% - IPC Investment Corporation
100.0% - 579641 BC Ltd.
100.0% - 9132-2155 Quebec Inc.
100.0% - Counsel Group of Funds Inc.

100.0% - IPC Save Inc.
100.0% - 576928 BC Ltd.
100.0% - 1275279 Ontario Inc.
50.0% - IPC Estate Services Inc.
50.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation

E.	Pargesa Holding S.A. Group of Companies (European investments)

Power Corporation of Canada
100.0% - 2795957 Canada Inc.
100.0% - 171263 Canada Inc.
66.4% - Power Financial Corporation
100.0% - 3411893 Canada Inc.
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
61.4% - Pargesa Holding S.A.
100.0% - Pargesa Netherlands B.V.
42.5% - Imerys
50.0% - Groupe Bruxelles Lambert
20.7% - Imerys
6.9% - Total
11.5% - Suez
51.2% - Belgian Securities BV
100.0% - Brussels Securities
48.8% - Belgian Securities BV
100.0% - GBL Participations
98.8% - Sagerpar
50.0% - GBL Coordination Center
50.0% - GBL Coordination Center
100.0% - GBL Finance SA Holding
100.0% - GBL Overseas Finance NV
100.0% - Immobilière Rue de Namur Sàrl
100.0% - GBL Verwaltung Sàrl
25.0% - Bertelsmann AG
100.0% - GBL Verwaltung GmbH
100.0% - Finance et Participation en liquidation (Finpar)
100.0% - Orior Holding S.A.
100.0% - Fivaz & Cie SA
100.0% - Ormond GmbH
95.9% - Orior Food SA

100.0% - Pargesa Luxembourg S.A.
100.0% - SFPG
100.0% - SIB Huston

F.	Gesca Ltée Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Gesca Ltée
100.0% - 3846521 Canada Inc.
100.0% - 3846539 Canada Inc.
100.0% - Les Journaux Trans-Canada (1996) Inc.
100.0% - La Presse, Ltée
100.0% - Probec 5 Ltée
20.0% - 3859282 Canada Inc.
100.0% - Les Éditions Gesca Ltée
100% - Les Productions La Presse Télé Ltée
100.0% - La Presse Télé Ltée
100.0% - La Presse Télé II Ltée
100.0% - La Presse Télé III Ltée
100.0% - Septembre Editeur, S.E.N.C.
100.0% - 3819787 Canada Inc.
100.0% - 3970965 Canada Inc.
100.0% - 3834310 Canada Inc.
100.0% - 3911322 Canada Inc.
20.0% - Workopolis Canada
100.0% - 3855082 Canada Inc.
100.0% - Cyberpresse Inc.

G.	Power Corporation (International) Limited Group of Companies ( Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
100.0% - Power Pacific Corporation Limited
25.0% - Barrick Power Gold Corporation of China Limited
50.0% - Bombardier Power (Mauritius) Limited
50.0% - Bombardier Sifang Power (Qingdao) Transportation Ltd.
50.0% - Bombardier CPC Propulsion System Co. Ltd
100.0% - Bombardier Railway Transportation Equipment (Shanghai)
50.0% - Chang Chun Bombardier Railway Vehicle Co. Ltd
100.0% - Power Pacific Mauritius Limited

100.0% - Power Pacific Equities Limited
10.4% - Chengwei Ventures Fund I, LP

H.	Other Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Gelprim Inc.
100.0% - 3121011 Canada Inc.
100.0% - Power Technology Investment Corporation
100.0% - Power Tek, LLC
50.0% - Picchio Pharma Inc.
100.0% - Picchio Holdings Inc.
23.3% - Virochem Pharma Inc.
100.0% - P.P. Luxco Holdings Sàrl
49.9% - Sunset Holdings S.A.
21.6% - Adaltis Inc.
100.0% - P.P. Luxco Holdings II Sàrl
26.4% - Neurochem Inc.
11.9% - 4166591 Canada Inc.
36.5% - Innodia Inc.
11.9% - 4166591 Canada Inc.
100.0% - Picchio Pharma (Asia) Ltd.
1.7% - Adaltis Inc.
100.0% - Picchio Pharma Advisory Inc.
100.0% - Power Communications Inc.
100.0% - Jolliet Energy Resources Inc.
100.0% - 3540529 Canada Inc.
100.0% - Brazeau River Resources Investment Inc..
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100.0% - Power Corporation of Canada Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100.0% - Sodesm International Limited
100.0% - Sodesm Properties Limited
100.0% - Marquette Communications (1997) Corporation
100.0% - Sagard S.A.S.

Item 27.	Number of Contract Owners

As of March 31, 2008, there were 5,786 total contract owners: 30 qualified contract owners and 5,756 non-qualified contract owners.

Item 28.	Indemnification

Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1)

"Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(2)

"Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

(3)	"Expenses" includes counsel fees.

(4)

"Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)

"Official capacity" means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)	"Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)	"Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)

Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a)	The person conducted himself or herself in good faith; and

(b)	The person reasonably believed:

(I)	In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

(II)	In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

(c)	In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)

A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)

The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)	A corporation may not indemnify a director under this section:

(a)	In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)

In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1)	A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a)	The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b)

The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c)	A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)

The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)	Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)

Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a)

If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b)

If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)

A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2)	The determinations required by under subsection (1) of this section shall be made:

(a)

By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

(b)

If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)

If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)

By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b)	By the shareholders.

(4)

Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1)	Unless otherwise provided in the articles of incorporation:

(a)

An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)

A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from his or her status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-

107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)

A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)

Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of GWL&A

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)

“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)

the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)

the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.	Principal Underwriter

(a)   GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc). ("GWFS") is the distributor of securities of the Registrant. GWFS also serves as distributor or principal underwriter for Maxim Series Fund, Inc., an open-end management investment company; Maxim Series Account, FutureFunds Series Account, COLI VUL-2 Series Account and COLI VUL-4 Series Account of Great-West Life & Annuity Insurance Company; and COLI VUL-2 Series

Account, COLI VUL-4 Series Account and Variable Annuity-1 Series Account of First Great-West Life & Annuity Insurance Company in addition to those of the Registrant.

(b)	Directors and Officers of GWFS

Name	Principal Business Address	Position and Officers with Underwriter
C. P. Nelson	8515 East Orchard Road Greenwood Village, CO 80111	Chairman, President and Chief Executive Officer
R. K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Director
G. E. Seller	18101 Von Karman Ave. Suite 1460 Irvine, CA 92715	Director and Senior Vice President
G. R. McDonald	8515 East Orchard Road Greenwood Village, CO 80111	Director
M. R. Edwards	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
W. S. Harmon	8515 East Orchard Road Greenwood Village, CO 80111	Director and Vice President
J. Chris Luttges	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
Robert Meyer	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Taxation
K. A. Morris	500 North Central Suite 220 Glendale, CA 91203	Vice President
G. R. Derback	8515 East Orchard Road Greenwood Village, CO 80111	Treasurer
B. A. Byrne	8525 East Orchard Road Greenwood Village, CO 80111	Secretary and Chief Compliance Officer
D. K. Cohen	8515 East Orchard Road Greenwood Village, CO 80111	Assistant Vice President, Taxation
T. L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
M. C. Maiers	8515 East Orchard Road Greenwood Village, CO 80111	Investments Compliance Officer

(c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

Net
Name of	Underwriting	Compensation
Principal	Discounts and	on	Brokerage
Underwriter	Commissions	Redemption	Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a)

Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(e)	GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 28th day of April 2008.

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Registrant)

By:	/s/ R. L. McFeetors
R.L. McFeetors, President
and Chief Executive Officer of
Great-West Life & Annuity
Insurance Company

GREAT-WEST LIFE & ANNUITY
INSURANCE COMPANY
(Depositor)

By:	/s/ R. L. McFeetors
R.L. McFeetors, President
and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Gratton
R. Gratton*	Chairman of the Board	April 28, 2008

/s/ R. L. McFeetors
R. L. McFeetors	Director, President and	April 28, 2008
Chief Executive Officer

/s/ M. T. G. Graye	Executive Vice President and
M. T. G. Graye	Chief Financial Officer	April 28, 2008

/s/ J. Balog
J. Balog*	Director	April 28, 2008

/s/ J. L. Bernbach
J. L. Bernbach*	Director	April 28, 2008

Signature	Title	Date

/s/ O. T. Dackow
O. T. Dackow*	Director	April 28, 2008

/s/ A. Desmarais
A. Desmarais*	Director	April 28, 2008

/s/ P. Desmarais, Jr.
P. Desmarais, Jr.*	Director	April 28, 2008

/s/ K. P. Kavanagh
K. P. Kavanagh*	Director	April 28, 2008

/s/ A. Louvel
A. Louvel*	Director	April 28, 2008

/s/ W. Mackness
W. Mackness*	Director	April 28, 2008

/s/ W. T. McCallum
W. T. McCallum*	Director	April 28, 2008

/s/ J. E. A. Nickerson
J. E. A. Nickerson*	Director	April 28, 2008

/s/ D. A. Nield
D. A. Nield*	Director	April 28, 2008

/s/ R. J. Orr
R. J. Orr*	Director	April 28, 2008

/s/ M. Plessis-Bélair
M. Plessis-Bélair*	Director	April 28, 2008

/s/ P. K. Ryan
M. Plessis-Bélair*	Director	April 28, 2008

/s/ B. E. Walsh
B. E. Walsh*	Director	April 28, 2008

*By:	/s/ R. G. Schultz	April 28, 2008
R. G. Schultz

Attorney-in-Fact pursuant to Powers of Attorney for Messrs. Mackness, Orr, and Ryan are filed herewith. Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to Form N-4 filed on April 26, 2007.